UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-09805

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 3

(This Form N-CSR relates solely to the Registrant’s: PGIM Jennison Focused Growth Fund, PGIM QMA Global Tactical Allocation Fund, PGIM QMA Large-Cap Value Fund and PGIM Unconstrained Bond Fund)

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	2/28/2019

Date of reporting period:	8/31/2018

Item 1 – Reports to Stockholders

PGIM JENNISON FOCUSED GROWTH FUND

(Formerly known as Prudential Jennison Focused Growth Fund)

SEMIANNUAL REPORT

AUGUST 31, 2018

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of August 31, 2018 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2018 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PGIM FUNDS — UPDATE

The Board of Directors/Trustees for the Fund has approved the implementation of an automatic conversion feature for Class C shares, effective as of April 1, 2019. To reflect these changes, effective April 1, 2019, the section of the Fund’s Prospectus entitled “How to Buy, Sell and Exchange Fund Shares—How to Exchange Your Shares—Frequent Purchases and Redemptions of Fund Shares” is restated to read as follows:

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

1.	In each Fund’s Statutory Prospectus, the following is added at the end of the section entitled “Fund Distributions And Tax Issues—If You Sell or Exchange Your Shares”:

Automatic Conversion of Class C Shares

The conversion of Class C shares into Class A shares—which happens automatically approximately 10 years after purchase—is not a taxable event for federal income tax purposes. For more information about the automatic conversion of Class C shares, see Class C Shares Automatically Convert to Class A Shares in How to Buy, Sell and Exchange Fund Shares.

2.

In each Fund’s Statutory Prospectus, the following sentence is added at the end of the section entitled “How to Buy, Sell and Exchange Shares—Closure of Certain Share Classes to New Group Retirement Plans”:

Shareholders owning Class C shares may continue to hold their Class C shares until the shares automatically convert to Class A shares under the conversion schedule, or until the shareholder redeems their Class C shares.

3.

In each Fund’s Statutory Prospectus, the following disclosure is added immediately following the section entitled “How to Buy, Sell and Exchange Shares—How to Buy Shares—Class B Shares Automatically Convert to Class A Shares”:

Class C Shares Automatically Convert to Class A Shares

Starting on or about April 1, 2019 (the “Effective Date”), Class C shares will be eligible for automatic conversion into Class A shares on a monthly basis approximately ten years after the original date of purchase (the “Conversion Date”). Conversion will take place based on the relative NAV of the two classes, without the imposition of any sales load, fee or other charge. All such automatic conversions of Class C shares will constitute tax-free exchanges for federal income tax purposes.

For shareholders investing in Class C shares through retirement plans or omnibus accounts, and in certain other instances, the Fund and its agents may not have transparency into how long a shareholder has held Class C shares for purposes of determining whether such Class C shares are eligible for automatic conversion into Class A shares, and the relevant financial

PGIM Jennison Focused Growth Fund	3

intermediary may not have the ability to track purchases in order to credit individual shareholders’ holding periods. In these circumstances, the Fund will not be able to automatically convert Class C shares into Class A shares as described above. In order to determine eligibility for conversion in these circumstances, it is the responsibility of the financial intermediary to notify the Fund that the shareholder is eligible for the conversion of Class C shares to Class A shares, and the financial intermediary may be required to maintain and provide the Fund with records that substantiate the holding period of Class C shares. It is the financial intermediary’s (and not the Fund’s) responsibility to keep records of transactions made in accounts it holds and to ensure that the shareholder is credited with the proper holding period based on such records or those provided to the financial intermediary by the shareholder. Please consult with your financial intermediary for the applicability of this conversion feature to your shares.

A financial intermediary may sponsor and/or control accounts, programs or platforms that impose a different conversion schedule or different eligibility requirements for the exchange of Class C shares for Class A shares (see Appendix A: Waivers and Discounts Available From Certain Financial Intermediaries of the Prospectus). Please consult with your financial intermediary if you have any questions regarding your shares’ conversion from Class C shares to Class A shares.

4.

In Part II of each Fund’s Statement of Additional Information, the following disclosure is added immediately following the section entitled “Purchase, Redemption and Pricing of Fund Shares—Share Classes—Automatic Conversion of Class B Shares”:

AUTOMATIC CONVERSION OF CLASS C SHARES. Starting on or about April 1, 2019 (the “Effective Date”), Class C shares will be eligible for automatic conversion into Class A shares on a monthly basis approximately ten years after the original date of purchase (the “Conversion Date”). Conversion will take place based on the relative NAV of the two classes, without the imposition of any sales load, fee or other charge. Class C shares of a Fund acquired through automatic reinvestment of dividends or distributions will convert to Class A shares of the Fund on the Conversion Date pro rata with the converting Class C shares of the Fund that were not acquired through reinvestment of dividends or distributions. All such automatic conversions of Class C shares will constitute tax-free exchanges for federal income tax purposes.

For shareholders investing in Class C shares through retirement plans or omnibus accounts, and in certain other instances, the Fund and its agents may not have transparency into how long a shareholder has held Class C shares for purposes of determining whether such Class C shares are eligible for automatic conversion into Class A shares, and the relevant financial intermediary may not have the ability to track purchases in order to credit individual shareholders’ holding periods. In these circumstances, the Fund will not be able to automatically convert Class C shares into Class A shares as described above. In order to determine eligibility for conversion in these circumstances, it is the responsibility of the financial intermediary to notify the Fund that the shareholder is

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eligible for the conversion of Class C shares to Class A shares, and the financial intermediary may be required to maintain and provide the Fund with records that substantiate the holding period of Class C shares. It is the financial intermediary’s (and not the Fund’s) responsibility to keep records of transactions made in accounts it holds and to ensure that the shareholder is credited with the proper holding period based on such records or those provided to the financial intermediary by the shareholder. Please consult with your financial intermediary for the applicability of this conversion feature to your shares.

Class C shares were generally closed to investments by new group retirement plans effective June 1, 2018. Group retirement plans (and their successor, related and affiliated plans) that have Class C shares of the Fund available to participants on or before the Effective Date may continue to open accounts for new participants in such share class and purchase additional shares in existing participant accounts.

The Fund has no responsibility for monitoring or implementing a financial intermediary’s process for determining whether a shareholder meets the required holding period for conversion. A financial intermediary may sponsor and/or control accounts, programs or platforms that impose a different conversion schedule or different eligibility requirements for the exchange of Class C shares for Class A shares, as set forth on Appendix A: Waivers and Discounts Available From Certain Financial Intermediaries of the Prospectus. In these cases, Class C shareholders may have their shares exchanged for Class A shares under the policies of the financial intermediary. Financial intermediaries will be responsible for making such exchanges in those circumstances. Please consult with your financial intermediary if you have any questions regarding your shares’ conversion from Class C shares to Class A shares.

LR1094

- Not part of the Semiannual Report -

PGIM Jennison Focused Growth Fund	5

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Jennison Focused Growth Fund informative and useful. The report covers performance for the six-month period ended August 31, 2018.

We have important information to share with you. Effective June 11, 2018, Prudential Mutual Funds were renamed PGIM Funds. This renaming is part of our ongoing effort to further build our reputation and establish our global brand, which began when our firm adopted PGIM Investments as its name in April 2017. Please note that only the Fund’s name has changed. Your Fund’s management and operation, along with its symbols, remained the same.*

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison Focused Growth Fund

October 15, 2018

*The Prudential Day One Funds did not change their names.

PGIM Jennison Focused Growth Fund	7

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 8/31/18 (without sales charges)	Average Annual Total Returns as of 8/31/18 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	9.10	21.67	16.40	12.79	—
Class B	8.62	22.88	16.75	12.58	—
Class C	8.72	26.91	16.85	12.58	—
Class Z	9.25	29.18	18.02	13.71	—
Class R6**	9.27	29.24	18.02	N/A	16.30 (5/3/12)
Russell 1000® Growth Index
	11.66	27.23	17.47	12.84	—
S&P 500 Index
	7.96	19.66	14.51	10.85	—
Lipper Large-Cap Growth Funds Average
	10.44	25.23	15.93	11.37	—

Source: PGIM Investments LLC and Lipper Inc.

*Not annualized.

**Formerly known as Class Q shares.

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes and the Lipper Average are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Z	Class R6**
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	5.00% (Yr. 1) 4.00% (Yr. 2) 3.00% (Yr. 3) 2.00% (Yr. 4) 1.00% (Yr. 5/6) 0.00% (Yr. 7)	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	1.00%	None	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another fund or through dividend or capital gains reinvestment.

**Formerly known as Class Q shares.

Benchmark Definitions

Russell 1000 Growth Index—The Russell 1000 Growth Index is an unmanaged index which contains those securities in the Russell 1000 Index with an above-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth rates. The average annual total return for the Russell 1000 Growth Index measured from the month-end closest to the inception date of the Fund’s Class R6 shares is 16.32%.

S&P 500 Index—The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed. The average annual total return for the S&P 500 Index measured from the month-end closest to the inception date of the Fund’s Class R6 shares is 14.60%.

Lipper Large-Cap Growth Funds Average—The Lipper Large-Cap Growth Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Large-Cap Growth Funds universe for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P 500 Index. The average annual total return for the Lipper Average measured from the month-end closest to the inception date of the Fund’s Class R6 shares is 14.86%.

PGIM Jennison Focused Growth Fund	9

Your Fund’s Performance (continued)

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Presentation of Fund Holdings

Five Largest Holdings expressed as a percentage of net assets as of 8/31/18 (%)
Amazon.com, Inc.	7.1
Microsoft Corp.	6.1
Mastercard, Inc. (Class A Stock)	5.9
Alibaba Group Holding Ltd.	4.7
Netflix, Inc.	4.5

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 8/31/18 (%)
Internet Software & Services	21.2
Software	18.0
Internet & Direct Marketing Retail	13.8
IT Services	12.3
Textiles, Apparel & Luxury Goods	8.4

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended August 31, 2018. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM Jennison Focused Growth Fund	11

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Focused Growth Fund		Beginning Account Value March 1, 2018	Ending Account Value August 31, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,091.00	1.18%	$6.22
	Hypothetical	$1,000.00	$1,019.26	1.18%	$6.01
Class B	Actual	$1,000.00	$1,086.20	1.99%	$10.46
	Hypothetical	$1,000.00	$1,015.17	1.99%	$10.11
Class C	Actual	$1,000.00	$1,087.20	1.92%	$10.10
	Hypothetical	$1,000.00	$1,015.53	1.92%	$9.75
Class Z	Actual	$1,000.00	$1,092.50	0.89%	$4.69
	Hypothetical	$1,000.00	$1,020.72	0.89%	$4.53
Class R6**	Actual	$1,000.00	$1,092.70	0.84%	$4.43
	Hypothetical	$1,000.00	$1,020.97	0.84%	$4.28

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended August 31, 2018, and divided by the 365 days in the Fund’s fiscal year ending February 28, 2019 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

**Formerly known as Class Q shares.

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Schedule of Investments (unaudited)

as of August 31, 2018

Description	Shares	Value
LONG-TERM INVESTMENTS 96.6%

COMMON STOCKS

Aerospace & Defense 3.3%
Boeing Co. (The)	58,499	$20,052,872

Automobiles 2.0%
Tesla, Inc.*(a)	41,141	12,410,594

Banks 2.9%
JPMorgan Chase & Co.	150,688	17,265,831

Health Care Equipment & Supplies 4.9%
IDEXX Laboratories, Inc.*	55,252	14,036,218
Intuitive Surgical, Inc.*	27,497	15,398,320

		29,434,538

Health Care Providers & Services 2.9%
UnitedHealth Group, Inc.	64,731	17,377,684

Internet & Direct Marketing Retail 13.8%
Amazon.com, Inc.*	21,309	42,888,837
Booking Holdings, Inc.*	6,403	12,495,775
Netflix, Inc.*	74,294	27,316,418

		82,701,030

Internet Software & Services 21.2%
Alibaba Group Holding Ltd. (China), ADR*(a)	162,309	28,405,698
Alphabet, Inc. (Class A Stock)*	14,515	17,879,577
Alphabet, Inc. (Class C Stock)*	15,196	18,511,615
Facebook, Inc. (Class A Stock)*	119,085	20,926,807
MercadoLibre, Inc. (Argentina)	21,219	7,265,598
Shopify, Inc. (Canada) (Class A Stock)*	75,741	11,033,192
Tencent Holdings Ltd. (China)	509,410	22,008,508
Tencent Holdings Ltd. (China), 144A	28,496	1,231,139

		127,262,134

IT Services 12.3%
Mastercard, Inc. (Class A Stock)	164,117	35,377,061
PayPal Holdings, Inc.*	231,959	21,416,774
Square, Inc. (Class A Stock)*	195,669	17,344,100

		74,137,935

See Notes to Financial Statements.

PGIM Jennison Focused Growth Fund	13

Schedule of Investments (unaudited) (continued)

as of August 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Life Sciences Tools & Services 2.7%
Illumina, Inc.*	45,137	$16,015,962

Personal Products 1.2%
Estee Lauder Cos., Inc. (The) (Class A Stock)	50,030	7,010,204

Semiconductors & Semiconductor Equipment 3.0%
NVIDIA Corp.	63,817	17,912,155

Software 18.0%
Activision Blizzard, Inc.	213,840	15,417,864
Adobe Systems, Inc.*	68,499	18,050,171
Microsoft Corp.	324,304	36,429,068
salesforce.com, Inc.*	171,134	26,128,739
Workday, Inc. (Class A Stock)*	78,964	12,203,097

		108,228,939

Textiles, Apparel & Luxury Goods 8.4%
Kering SA (France)	16,742	9,093,682
LVMH Moet Hennessy Louis Vuitton SE (France)	53,313	18,688,209
NIKE, Inc. (Class B Stock)	273,612	22,490,907

		50,272,798

TOTAL LONG-TERM INVESTMENTS (cost $359,662,306)		580,082,676

SHORT-TERM INVESTMENTS 10.2%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	24,621,020	24,621,020
PGIM Institutional Money Market Fund (cost $36,901,474; includes $36,806,312 of cash collateral for securities on loan)(b)(w)	36,899,775	36,903,465

TOTAL SHORT-TERM INVESTMENTS (cost $61,522,493)		61,524,485

TOTAL INVESTMENTS 106.8% (cost $421,184,799)		641,607,161
Liabilities in excess of other assets (6.8)%		(40,946,669)

NET ASSETS 100.0%		$600,660,492

The following abbreviations are used in the semiannual report:

See Notes to Financial Statements.

14

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR—American Depositary Receipt

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $36,077,772; cash collateral of $36,806,312 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$20,052,872	$—	$—
Automobiles	12,410,594	—	—
Banks	17,265,831	—	—
Health Care Equipment & Supplies	29,434,538	—	—
Health Care Providers & Services	17,377,684	—	—
Internet & Direct Marketing Retail	82,701,030	—	—
Internet Software & Services	104,022,487	23,239,647	—
IT Services	74,137,935	—	—
Life Sciences Tools & Services	16,015,962	—	—
Personal Products	7,010,204	—	—
Semiconductors & Semiconductor Equipment	17,912,155	—	—
Software	108,228,939	—	—
Textiles, Apparel & Luxury Goods	22,490,907	27,781,891	—
Affiliated Mutual Funds	61,524,485	—	—

Total	$590,585,623	$51,021,538	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of August 31, 2018 were as follows:

Internet Software & Services	21.2%
Software	18.0
Internet & Direct Marketing Retail	13.8
IT Services	12.3%

See Notes to Financial Statements.

PGIM Jennison Focused Growth Fund	15

Schedule of Investments (unaudited) (continued)

as of August 31, 2018

Industry Classification (cont’d.):

Affiliated Mutual Funds (6.1% represents investments purchased with collateral from securities on loan)	10.2%
Textiles, Apparel & Luxury Goods	8.4
Health Care Equipment & Supplies	4.9
Aerospace & Defense	3.3
Semiconductors & Semiconductor Equipment	3.0
Health Care Providers & Services	2.9
Banks	2.9
Life Sciences Tools & Services	2.7%
Automobiles	2.0
Personal Products	1.2

106.8
Liabilities in excess of other assets	(6.8)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/ (Liabilities)	Collateral Pledged/ (Received)(1)	Net Amount
Securities on Loan	$36,077,772	$(36,077,772)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

16

Statement of Assets & Liabilities (unaudited)

as of August 31, 2018

Assets
Investments at value, including securities on loan of $36,077,772:
Unaffiliated investments (cost $359,662,306)	$580,082,676
Affiliated investments (cost $61,522,493)	61,524,485
Foreign currency, at value (cost $248,326)	247,310
Receivable for Fund shares sold	1,281,056
Dividends receivable	325,139
Receivable for investments sold	201,374
Tax reclaim receivable	111,459

Total Assets	643,773,499

Liabilities
Payable to broker for collateral for securities on loan	36,806,312
Payable for investments purchased	5,231,858
Payable for Fund shares reacquired	487,230
Management fee payable	305,366
Accrued expenses and other liabilities	122,450
Distribution fee payable	112,241
Affiliated transfer agent fee payable	47,550

Total Liabilities	43,113,007

Net Assets	$600,660,492

Net assets were comprised of:
Shares of beneficial interest, at par	$37,778
Paid-in capital in excess of par	367,337,474

367,375,252
Accumulated net investment loss	(847,397)
Accumulated net realized gain on investment and foreign currency transactions	13,712,189
Net unrealized appreciation on investments and foreign currencies	220,420,448

Net assets, August 31, 2018	$600,660,492

See Notes to Financial Statements.

PGIM Jennison Focused Growth Fund	17

Statement of Assets & Liabilities (unaudited)

as of August 31, 2018

Class A
Net asset value and redemption price per share, ($253,801,154 ÷ 15,997,319 shares of beneficial interest issued and outstanding)	$15.87
Maximum sales charge (5.50% of offering price)	0.92

Maximum offering price to public	$16.79

Class B
Net asset value, offering price and redemption price per share,
($7,241,089 ÷ 566,641 shares of beneficial interest issued and outstanding)	$12.78

Class C
Net asset value, offering price and redemption price per share,
($65,384,176 ÷ 5,120,406 shares of beneficial interest issued and outstanding)	$12.77

Class Z
Net asset value, offering price and redemption price per share,
($261,068,416 ÷ 15,319,660 shares of beneficial interest issued and outstanding)	$17.04

Class R6
Net asset value, offering price and redemption price per share,
($13,165,657 ÷ 774,013 shares of beneficial interest issued and outstanding)	$17.01

See Notes to Financial Statements.

18

Statement of Operations (unaudited)

Six Months Ended August 31, 2018

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $243,119 foreign withholding tax)	$1,833,764
Affiliated dividend income	216,019
Income from securities lending, net (including affiliated income of $39,748)	133,307

Total income	2,183,090

Expenses
Management fee	2,129,136
Distribution fee(a)	697,943
Transfer agent’s fees and expenses (including affiliated expense of $143,378)(a)	302,510
Custodian and accounting fees	45,509
Registration fees(a)	39,257
Shareholders’ reports	24,454
Audit fee	12,124
Legal fees and expenses	10,015
Trustees’ fees	9,918
Miscellaneous	9,718

Total expenses	3,280,584
Less: Fee waiver and/or expense reimbursement(a)	(190,263)
Distribution fee waiver(a)	(59,834)

Net expenses	3,030,487

Net investment income (loss)	(847,397)

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $2,441)	14,477,843
Foreign currency transactions	(1,152)

14,476,691

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $1,952)	32,634,619
Foreign currencies	(2,315)

32,632,304

Net gain (loss) on investment and foreign currency transactions	47,108,995

Net Increase (Decrease) In Net Assets Resulting From Operations	$46,261,598

(a)	Class specific expenses and waivers were as follows:

	Class A	Class B	Class C	Class Z	Class R6
Distribution fee	358,998	36,808	302,137	—	—
Transfer agent’s fees and expenses	186,666	8,823	34,548	72,403	70
Registration fees	8,013	7,338	7,444	9,138	7,324
Fee waiver and/or expense reimbursement	(108,176)	(11,560)	(22,363)	(40,828)	(7,336)
Distribution fee waiver	(59,834)	—	—	—	—

See Notes to Financial Statements.

PGIM Jennison Focused Growth Fund	19

Statements of Changes in Net Assets (unaudited)

	Six Months Ended August 31, 2018	Year Ended February 28, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(847,397)	$(2,444,312)
Net realized gain (loss) on investment and foreign currency transactions	14,476,691	57,618,712
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	32,632,304	71,294,959

Net increase (decrease) in net assets resulting from operations	46,261,598	126,469,359

Distributions from net realized gains
Class A	(14,038,154)	(22,381,677)
Class B	(541,138)	(962,578)
Class C	(4,269,995)	(6,794,120)
Class Z	(10,555,756)	(12,494,938)
Class R6	(394,471)	(228,855)

	(29,799,514)	(42,862,168)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	168,768,509	90,574,646
Net asset value of shares issued in reinvestment of dividends and distributions	27,657,942	40,824,159
Cost of shares reacquired	(69,863,794)	(82,847,216)

Net increase (decrease) in net assets from Fund share transactions	126,562,657	48,551,589

Total increase (decrease)	143,024,741	132,158,780

Net Assets:
Beginning of period	457,635,751	325,476,971

End of period(a)	$600,660,492	$457,635,751

(a) Includes undistributed/(distributions in excess of) net investment income of:	$(847,397)	$—

See Notes to Financial Statements.

20

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 3 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust was established as a Delaware business trust on January 28, 2000. The Trust currently consists of six funds: PGIM Global Absolute Return Bond Fund, PGIM Jennison Focused Growth Fund, PGIM QMA Large-Cap Value Fund (formerly known as Prudential QMA Strategic Value Fund) and PGIM Unconstrained Bond Fund, each of which are diversified funds and PGIM QMA Global Tactical Allocation Fund and PGIM Real Assets Fund, each of which are non-diversified funds for purposes of the 1940 Act and may invest a greater percentage of their assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund. These financial statements relate only to the PGIM Jennison Focused Growth Fund (the “Fund”). Effective June 11, 2018, the Funds’ names were changed by replacing “Prudential” with “PGIM” and Class Q shares were renamed Class R6 shares.

The investment objective of the Fund is long-term growth of capital.

1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Pursuant to the Board’s delegation, a Valuation Committee has been established as two persons, being one or more officers of the Trust, including: the Trust’s Treasurer (or the Treasurer’s direct reports); and the Trust’s Chief or Deputy Chief Compliance Officer (or Vice-President-level direct reports of the Chief or Deputy Chief Compliance Officer). Under the current valuation procedures, the Valuation Committee of the Board is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not

PGIM Jennison Focused Growth Fund	21

Notes to Financial Statements (unaudited) (continued)

readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

22

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Trustees of the Trust. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the

PGIM Jennison Focused Growth Fund	23

Notes to Financial Statements (unaudited) (continued)

results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Master Netting Arrangements: The Trust, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the

24

borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fee, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PGIM Jennison Focused Growth Fund	25

Notes to Financial Statements (unaudited) (continued)

2. Agreements

The Trust, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the Subadviser’s performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Fund. PGIM Investments administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by, the Fund’s custodian (the Custodian), and the Fund’s transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM Investments has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of Jennison, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

Effective July 1, 2018, the management fee paid to PGIM Investments is accrued daily and payable monthly at an annual rate of 0.67% of the Fund’s average daily net assets up to and including $1 billion, 0.65% of the next $2 billion, 0.63% of the next $2 billion, 0.62% of the next $5 billion and 0.61% of average daily net assets in excess of $10 billion. Prior to July 1, 2018, the management fee paid to PGIM Investments was accrued daily and payable monthly, at an annual rate of 0.90% of the Fund’s average daily net assets up to and including $1 billion and 0.85% of average daily net assets in excess of $1 billion. The effective management fee rate before any waiver and/or expense reimbursements, was 0.81% for the six months ended August 31, 2018.

Effective July 1, 2018, PGIM Investments has contractually agreed, through June 30, 2020, to limit total annual fund operating expenses after fee waivers and/or expense reimbursements to 1.99% of average daily net assets for Class B shares, 0.75% of average daily net assets for Class Z shares and 0.67% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Where applicable, PGIM Investments

26

agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class. In addition, Total Annual Fund Operating Expenses for Class R6 shares will not exceed Total Annual Fund Operating Expenses for Class Z shares. Prior to July 1, 2018, PGIM Investments had contractually agreed to limit the net annual operating expenses (exclusive of distribution and service (12b-1) fees, taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, acquired fund fees and expenses, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales) of each class of shares of the Fund to 0.99% of the Fund’s average daily net assets. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z and Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30%, 1% and 1% of the average daily net assets of the Class A, Class B and Class C shares, respectively. PIMS has contractually agreed through June 30, 2019 to reduce its distribution and service (12b-1) fees for the Class A shares to 0.25% of the average daily net assets of the Class A shares.

PIMS has advised the Fund that it received $430,568 in front-end sales charges resulting from sales of Class A shares during the six months ended August 31, 2018. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended August 31, 2018, it received $957, $957 and $1,677 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders.

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer

PGIM Jennison Focused Growth Fund	27

Notes to Financial Statements (unaudited) (continued)

agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board. For the reporting period ended August 31, 2018, no such transactions were entered into by the Fund.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. For the reporting period ended August 31, 2018, PGIM, Inc. was compensated $13,958 by PGIM Investments for managing the Fund’s securities lending cash collateral as subadviser to the Money Market Fund. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the six months ended August 31, 2018, were $211,361,875 and $121,864,943, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the six months ended August 31, 2018, is presented as follows:

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
PGIM Core Ultra Short Bond Fund	$13,786,025	$124,660,988	$113,825,993	$—	$—	$24,621,020	24,621,020	$216,019
PGIM Institutional Money Market Fund	32,427,762	143,768,819	139,297,509	1,952	2,441	36,903,465	36,899,775	39,748	**

	$46,213,787	$268,429,807	$253,123,502	$1,952	$2,441	$61,524,485		$255,767

*	The Funds did not have any capital gain distributions during the reporting period.

28

**	This amount is included in “Income from Securities Lending net” on the Statement of Operations.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of August 31, 2018 were as follows:

Tax Basis	$421,186,713

Gross Unrealized Appreciation	223,224,250
Gross Unrealized Depreciation	(3,445,689)

Net Unrealized Appreciation	$219,778,561

The book basis may differ from tax basis due to certain tax-related adjustments.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital and Ownership

The Fund offers Class A, Class B, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis, approximately seven years after purchase. Class B shares are closed to new purchases.

Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class Z and R6 shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest at $0.001 par value per share.

PGIM Jennison Focused Growth Fund	29

Notes to Financial Statements (unaudited) (continued)

At reporting period end, six shareholders of record held 47% of the Fund’s outstanding shares on behalf of multiple beneficial owners.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended August 31, 2018:
Shares sold	1,762,122	$27,166,412
Shares issued in reinvestment of dividends and distributions	919,242	13,604,790
Shares reacquired	(1,039,742)	(15,923,299)

Net increase (decrease) in shares outstanding before conversion	1,641,622	24,847,903
Shares issued upon conversion from other share class(es)	96,357	1,501,128
Shares reacquired upon conversion into other share class(es)	(374,984)	(5,720,417)

Net increase (decrease) in shares outstanding	1,362,995	$20,628,614

Year ended February 28, 2018:
Shares sold	1,198,312	$16,949,327
Shares issued in reinvestment of dividends and distributions	1,629,005	21,748,741
Shares reacquired	(2,399,989)	(32,954,844)

Net increase (decrease) in shares outstanding before conversion	427,328	5,743,224
Shares issued upon conversion from other share class(es)	291,556	3,868,135
Shares reacquired upon conversion into other share class(es)	(280,680)	(3,749,136)

Net increase (decrease) in shares outstanding	438,204	$5,862,223

Class B
Six months ended August 31, 2018:
Shares sold	45,389	$564,717
Shares issued in reinvestment of dividends and distributions	38,400	458,877
Shares reacquired	(62,168)	(770,733)

Net increase (decrease) in shares outstanding before conversion	21,621	252,861
Shares reacquired upon conversion into other share class(es)	(62,337)	(798,021)

Net increase (decrease) in shares outstanding	(40,716)	$(545,160)

Year ended February 28, 2018:
Shares sold	93,285	$1,065,095
Shares issued in reinvestment of dividends and distributions	74,803	825,387
Shares reacquired	(128,558)	(1,472,654)

Net increase (decrease) in shares outstanding before conversion	39,530	417,828
Shares reacquired upon conversion into other share class(es)	(109,212)	(1,210,199)

Net increase (decrease) in shares outstanding	(69,682)	$(792,371)

30

Class C	Shares	Amount
Six months ended August 31, 2018:
Shares sold	747,576	$9,340,940
Shares issued in reinvestment of dividends and distributions	340,204	4,062,037
Shares reacquired	(374,411)	(4,654,269)

Net increase (decrease) in shares outstanding before conversion	713,369	8,748,708
Shares reacquired upon conversion into other share class(es)	(61,854)	(770,172)

Net increase (decrease) in shares outstanding	651,515	$7,978,536

Year ended February 28, 2018:
Shares sold	538,078	$6,309,749
Shares issued in reinvestment of dividends and distributions	572,176	6,320,037
Shares reacquired	(796,379)	(9,151,792)

Net increase (decrease) in shares outstanding before conversion	313,875	3,477,994
Shares reacquired upon conversion into other share class(es)	(330,677)	(3,685,820)

Net increase (decrease) in shares outstanding	(16,802)	$(207,826)

Class Z
Six months ended August 31, 2018:
Shares sold	7,462,780	$123,183,015
Shares issued in reinvestment of dividends and distributions	575,426	9,137,767
Shares reacquired	(2,893,909)	(47,631,759)

Net increase (decrease) in shares outstanding before conversion	5,144,297	84,689,023
Shares issued upon conversion from other share class(es)	388,908	6,369,453
Shares reacquired upon conversion into other share class(es)	(37,616)	(623,112)

Net increase (decrease) in shares outstanding	5,495,589	$90,435,364

Year ended February 28, 2018:
Shares sold	4,059,267	$62,292,141
Shares issued in reinvestment of dividends and distributions	820,979	11,701,139
Shares reacquired	(2,573,273)	(38,666,283)

Net increase (decrease) in shares outstanding before conversion	2,306,973	35,326,997
Shares issued upon conversion from other share class(es)	401,519	5,732,573
Shares reacquired upon conversion into other share class(es)	(65,881)	(972,595)

Net increase (decrease) in shares outstanding	2,642,611	$40,086,975

Class R6
Six months ended August 31, 2018:
Shares sold	515,912	$8,513,425
Shares issued in reinvestment of dividends and distributions	24,888	394,471
Shares reacquired	(53,594)	(883,734)

Net increase (decrease) in shares outstanding before conversion	487,206	8,024,162
Shares issued upon conversion from other share class(es)	2,487	41,141

Net increase (decrease) in shares outstanding	489,693	$8,065,303

Year ended February 28, 2018:
Shares sold	261,882	$3,958,334
Shares issued in reinvestment of dividends and distributions	15,752	228,855
Shares reacquired	(39,761)	(601,643)

Net increase (decrease) in shares outstanding before conversion	237,873	3,585,546
Shares issued upon conversion from other share class(es)	1,188	17,042

Net increase (decrease) in shares outstanding	239,061	$3,602,588

PGIM Jennison Focused Growth Fund	31

Notes to Financial Statements (unaudited) (continued)

7. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 5, 2017 through October 4, 2018. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly.

Subsequent to the reporting period end, the SCA has been renewed effective October 4, 2018 and will continue to provide a commitment of $900 million through October 3, 2019. The commitment fee paid by the Funds will continue to be 0.15% of the unused portion of the SCA. The interest on borrowings under both SCAs is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Other affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund did not utilize the SCA during the period ended August 31, 2018.

8. Other Risks

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Liquidity Risk: The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk exists when particular investments made by the

32

Fund are difficult to purchase or sell. Liquidity risk includes the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. The reduction in dealer market-making capacity in the fixed-income markets that has occurred in recent years also has the potential to reduce liquidity. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management has evaluated the implications of certain provisions of ASU No. 2018-13 and has determined to early adopt aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately. At this time, management is evaluating the implications of certain provisions of the ASU related to new disclosure requirements and any impact on the financial statement disclosures has not yet been determined.

PGIM Jennison Focused Growth Fund	33

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2018		2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$15.46		$12.42	$11.66	$14.16	$14.00	$10.07
Income (loss) from investment operations:
Net investment income (loss)	(0.03)		(0.09)	(0.06)	(0.08)	(0.06)	(0.03)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.38		4.75	2.07	(0.76)	1.09	4.04
Total from investment operations	1.35		4.66	2.01	(0.84)	1.03	4.01
Less Dividends and Distributions:
Distributions from net realized gains	(0.94)		(1.62)	(1.25)	(1.66)	(0.87)	(0.08)
Net asset value, end of period	$15.87		$15.46	$12.42	$11.66	$14.16	$14.00
Total Return(b):	9.17%		40.04%	18.05%	(7.04)%	8.22%	39.86%

Ratios/Supplemental Data:
Net assets, end of period (000)	$253,801		$226,316	$176,300	$182,001	$202,211	$227,259
Average net assets (000)	$237,380		$195,791	$184,350	$199,640	$202,329	$187,950
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.18%	(d)	1.24%	1.24%	1.24%	1.24%	1.24%
Expenses before waivers and/or expense reimbursement	1.32%	(d)	1.43% (e)	1.49%	1.46%	1.47%	1.49%
Net investment income (loss)	(0.33)%	(d)	(0.62)%	(0.50)%	(0.63)%	(0.45)%	(0.25)%
Portfolio turnover rate(f)	25%	(g)	87%	58%	45%	40%	49%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Effective October 1, 2017, class specific expenses include Transfer Agent Fees and expenses and Registration Fees, which are charged to their respective share class.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(g)	Not annualized.

See Notes to Financial Statements.

34

Class B Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2018		2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.69		$10.51	$10.11	$12.58	$12.64	$9.16
Income (loss) from investment operations:
Net investment income (loss)	(0.07)		(0.16)	(0.13)	(0.16)	(0.14)	(0.11)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.10		3.96	1.78	(0.65)	0.95	3.67
Total from investment operations	1.03		3.80	1.65	(0.81)	0.81	3.56
Less Dividends and Distributions:
Distributions from net realized gains	(0.94)		(1.62)	(1.25)	(1.66)	(0.87)	(0.08)
Net asset value, end of period	$12.78		$12.69	$10.51	$10.11	$12.58	$12.64
Total Return(b):	8.62%		39.09%	17.22%	(7.74)%	7.33%	38.91%

Ratios/Supplemental Data:
Net assets, end of period (000)	$7,241		$7,704	$7,114	$9,752	$11,303	$12,905
Average net assets (000)	$7,302		$7,096	$8,740	$10,537	$11,301	$10,095
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.99%	(d)	1.99%	1.99%	1.99%	1.99%	1.99%
Expenses before waivers and/or expense reimbursement	2.30%	(d)	2.32% (e)	2.18%	2.16%	2.17%	2.19%
Net investment income (loss)	(1.12)%	(d)	(1.37)%	(1.24)%	(1.38)%	(1.20)%	(1.00)%
Portfolio turnover rate(f)	25%	(g)	87%	58%	45%	40%	49%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Effective October 1, 2017, class specific expenses include Transfer Agent Fees and expenses and Registration Fees, which are charged to their respective share class.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(g)	Not annualized.

See Notes to Financial Statements.

PGIM Jennison Focused Growth Fund	35

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2018		2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.67		$10.50	$10.11	$12.58	$12.63	$9.16
Income (loss) from investment operations:
Net investment income (loss)	(0.07)		(0.16)	(0.13)	(0.16)	(0.14)	(0.11)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.11		3.95	1.77	(0.65)	0.96	3.66
Total from investment operations	1.04		3.79	1.64	(0.81)	0.82	3.55
Less Dividends and Distributions:
Distributions from net realized gains	(0.94)		(1.62)	(1.25)	(1.66)	(0.87)	(0.08)
Net asset value, end of period	$12.77		$12.67	$10.50	$10.11	$12.58	$12.63
Total Return(b):	8.72%		39.02%	17.12%	(7.74)%	7.42%	38.80%

Ratios/Supplemental Data:
Net assets, end of period (000)	$65,384		$56,630	$47,095	$51,529	$51,585	$50,547
Average net assets (000)	$59,935		$49,905	$50,235	$51,456	$48,358	$42,644
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.92%	(d)	1.99%	1.99%	1.99%	1.99%	1.99%
Expenses before waivers and/or expense reimbursement	2.00%	(d)	2.14% (e)	2.19%	2.16%	2.17%	2.19%
Net investment income (loss)	(1.08)%	(d)	(1.37)%	(1.25)%	(1.37)%	(1.19)%	(0.99)%
Portfolio turnover rate(f)	25%	(g)	87%	58%	45%	40%	49%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Effective October 1, 2017, class specific expenses include Transfer Agent Fees and expenses and Registration Fees, which are charged to their respective share class.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(g)	Not annualized.

See Notes to Financial Statements.

36

Class Z Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2018		2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$16.52		$13.14	$12.24	$14.75	$14.52	$10.41
Income (loss) from investment operations:
Net investment income (loss)	(0.01)		(0.05)	(0.03)	(0.05)	(0.03)	-	(b)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.47		5.05	2.18	(0.80)	1.13	4.19
Total from investment operations	1.46		5.00	2.15	(0.85)	1.10	4.19
Less Dividends and Distributions:
Distributions from net realized gains	(0.94)		(1.62)	(1.25)	(1.66)	(0.87)	(0.08)
Net asset value, end of period	$17.04		$16.52	$13.14	$12.24	$14.75	$14.52
Total Return(c):	9.25%		40.46%	18.34%	(6.82)%	8.42%	40.29%

Ratios/Supplemental Data:
Net assets, end of period (000)	$261,068		$162,297	$94,374	$105,737	$122,006	$112,282
Average net assets (000)	$205,915		$116,296	$104,147	$102,181	$114,441	$89,247
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.89%	(e)	0.99%	0.99%	0.99%	0.99%	0.99%
Expenses before waivers and/or expense reimbursement	0.93%	(e)	1.12% (f)	1.18%	1.16%	1.17%	1.19%
Net investment income (loss)	(0.07)%	(e)	(0.37)%	(0.24)%	(0.38)%	(0.19)%	-%	(g)
Portfolio turnover rate(h)	25%	(i)	87%	58%	45%	40%	49%

(a)	Calculated based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Effective October 1, 2017, class specific expenses include Transfer Agent Fees and expenses and Registration Fees, which are charged to their respective share class.
(g)	Less than 0.005%.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(i)	Not annualized.

See Notes to Financial Statements.

PGIM Jennison Focused Growth Fund	37

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2018		2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$16.49		$13.12	$12.22	$14.73	$14.51	$10.41
Income (loss) from investment operations:
Net investment income (loss)	-	(b)	(0.06)	(0.04)	(0.05)	(0.03)	-	(b)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.46		5.05	2.19	(0.80)	1.12	4.18
Total from investment operations	1.46		4.99	2.15	(0.85)	1.09	4.18
Less Dividends and Distributions:
Distributions from net realized gains	(0.94)		(1.62)	(1.25)	(1.66)	(0.87)	(0.08)
Net asset value, end of period	$17.01		$16.49	$13.12	$12.22	$14.73	$14.51
Total Return(c):	9.27%		40.45%	18.38%	(6.83)%	8.36%	40.19%

Ratios/Supplemental Data:
Net assets, end of period (000)	$13,166		$4,688	$594	$220	$263	$694
Average net assets (000)	$7,901		$2,037	$424	$252	$286	$458
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.84%	(e)	0.99%	0.99%	0.98%	0.99%	0.99%
Expenses before waivers and/or expense reimbursement	1.03%	(e)	1.53% (f)	1.01%	0.98%	0.99%	0.99%
Net investment income (loss)	(0.05)%	(e)	(0.37)%	(0.29)%	(0.37)%	(0.20)%	(0.03)%
Portfolio turnover rate(g)	25%	(h)	87%	58%	45%	40%	49%

(a)	Calculated based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Effective October 1, 2017, class specific expenses include Transfer Agent Fees and expenses and Registration Fees, which are charged to their respective share class.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(h)	Not annualized.

See Notes to Financial Statements.

38

Approval of Advisory Agreements (unaudited)

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of PGIM Jennison Focused Growth Fund (the “Fund”)1 consists of twelve individuals, nine of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Nominating and Governance Committee, and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”), the Fund’s sub-management agreement with PGIM, Inc. (“PGIM”), and the Fund’s subadvisory agreement with Jennison Associates LLC (“Jennison”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 7, 2018 and on June 19-21, 2018 and approved the renewal of the agreements through July 31, 2019, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and Jennison. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular Board meetings, presentations

[1]	PGIM Jennison Focused Growth Fund is a series of Prudential Investment Portfolios 3.

PGIM Jennison Focused Growth Fund

Approval of Advisory Agreements (continued)

from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 7, 2018 and on June 19-21, 2018.

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, between PGIM Investments and PGIM, which serves as the Fund’s sub-manager pursuant to the terms of a sub-management agreement, and between PGIM and Jennison, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments, PGIM and Jennison. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the sub-manager and the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PGIM Investments’ oversight of the sub-manager and the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the sub-manager and the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the sub-management services provided by PGIM and the investment subadvisory services provided by Jennison, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the sub-management agreement and the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund, PGIM and Jennison, and also considered the qualifications, backgrounds and responsibilities of Jennison’s portfolio managers who are responsible for the day-to-day management of the

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Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ PGIM’s and Jennison’s organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments, PGIM and Jennison. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to PGIM Investments, PGIM and Jennison. The Board noted that Jennison and PGIM are affiliated with PGIM Investments.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments, the sub-management services provided by PGIM, and the subadvisory services provided to the Fund by Jennison, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments, PGIM and Jennison under the management, sub-management and subadvisory agreements, respectively.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

PGIM Jennison Focused Growth Fund

Approval of Advisory Agreements (continued)

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments, PGIM and Jennison

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM and Jennison and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments or PGIM included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments and PGIM), benefits to their reputations as well as other intangible benefits resulting from PGIM Investments’ and PGIM’s association with the Fund. The Board concluded that the potential benefits to be derived by Jennison included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments, PGIM and Jennison were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional specific factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2017.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended February 28, 2017. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe, which was used to consider performance, and the Peer Group, which was used to consider fees and expenses, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also may have provided supplemental Peer Universe or Peer Group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

Visit our website at pgiminvestments.com

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth gross performance comparisons (which do not reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Fund outperformed its benchmark index over all periods.
•

The Board and PGIM Investments agreed to enhance the existing expense cap, such that effective July 1, 2018, the new expense cap (exclusive of certain fees and expenses) is 1.99% for Class B shares, 0.75% for Class Z shares, and 0.67% for Class R6 shares through June 30, 2020. The new expense cap also obligates PGIM Investments to waive fees or shared operating expenses on any share class to the extent that it waives similar expenses on any other share class.

•

The Board and PGIM Investments also agreed to permanently reduce the Fund’s management fee schedule such that effective July 1, 2018 the new management fee schedule is 0.67% on average daily net assets to $1 billion, 0.65% on average daily net assets from $1 billion to $3 billion, 0.63% on average daily net assets from $3 billion to $5 billion, 0.62% on average daily net assets from $5 billion to $10 billion, and 0.61% on average daily net assets over $10 billion.

•

The Board and PGIM Investments also agreed to contractually reduce the Fund’s subadvisory fee schedule such that effective July 1, 2018, the new subadvisory fee is 0.335% on average daily net assets to $1 billion, 0.325% on average daily net assets from $1 billion to $3 billion, and 0.315% on average daily net assets over $3 billion.

•

The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements with the permanent management fee and subadvisory fee reduction.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM Jennison Focused Growth Fund

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Brian D. Nee, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Dino Capasso, Vice President and Deputy Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Jennison Focused Growth Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON FOCUSED GROWTH FUND

SHARE CLASS	A	B	C	Z	R6*
NASDAQ	SPFAX	SPFBX	SPFCX	SPFZX	PSGQX
CUSIP	74440K504	74440K603	74440K702	74440K868	7444OK751

* Formerly known as Class Q shares.

MF500E2

PGIM QMA LARGE-CAP VALUE FUND

(Formerly known as Prudential QMA Strategic Value Fund)

SEMIANNUAL REPORT

AUGUST 31, 2018

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of August 31, 2018 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. QMA is the primary business name of Quantitative Management Associates LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), a Prudential Financial company and registered investment adviser. © 2018 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PGIM FUNDS — UPDATE

The Board of Directors/Trustees for the Fund has approved the implementation of an automatic conversion feature for Class C shares, effective as of April 1, 2019. To reflect these changes, effective April 1, 2019, the section of the Fund’s Prospectus entitled “How to Buy, Sell and Exchange Fund Shares—How to Exchange Your Shares—Frequent Purchases and Redemptions of Fund Shares” is restated to read as follows:

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

1.	In each Fund’s Statutory Prospectus, the following is added at the end of the section entitled “Fund Distributions And Tax Issues—If You Sell or Exchange Your Shares”:

Automatic Conversion of Class C Shares

The conversion of Class C shares into Class A shares—which happens automatically approximately 10 years after purchase—is not a taxable event for federal income tax purposes. For more information about the automatic conversion of Class C shares, see Class C Shares Automatically Convert to Class A Shares in How to Buy, Sell and Exchange Fund Shares.

2.

In each Fund’s Statutory Prospectus, the following sentence is added at the end of the section entitled “How to Buy, Sell and Exchange Shares—Closure of Certain Share Classes to New Group Retirement Plans”:

Shareholders owning Class C shares may continue to hold their Class C shares until the shares automatically convert to Class A shares under the conversion schedule, or until the shareholder redeems their Class C shares.

3.

In each Fund’s Statutory Prospectus, the following disclosure is added immediately following the section entitled “How to Buy, Sell and Exchange Shares—How to Buy Shares—Class B Shares Automatically Convert to Class A Shares”:

Class C Shares Automatically Convert to Class A Shares

Starting on or about April 1, 2019 (the “Effective Date”), Class C shares will be eligible for automatic conversion into Class A shares on a monthly basis approximately ten years after the original date of purchase (the “Conversion Date”). Conversion will take place based on the relative NAV of the two classes, without the imposition of any sales load, fee or other charge. All such automatic conversions of Class C shares will constitute tax-free exchanges for federal income tax purposes.

For shareholders investing in Class C shares through retirement plans or omnibus accounts, and in certain other instances, the Fund and its agents may not have transparency into how long a shareholder has held Class C shares for purposes of

PGIM QMA Large-Cap Value Fund	3

determining whether such Class C shares are eligible for automatic conversion into Class A shares, and the relevant financial intermediary may not have the ability to track purchases in order to credit individual shareholders’ holding periods. In these circumstances, the Fund will not be able to automatically convert Class C shares into Class A shares as described above. In order to determine eligibility for conversion in these circumstances, it is the responsibility of the financial intermediary to notify the Fund that the shareholder is eligible for the conversion of Class C shares to Class A shares, and the financial intermediary may be required to maintain and provide the Fund with records that substantiate the holding period of Class C shares. It is the financial intermediary’s (and not the Fund’s) responsibility to keep records of transactions made in accounts it holds and to ensure that the shareholder is credited with the proper holding period based on such records or those provided to the financial intermediary by the shareholder. Please consult with your financial intermediary for the applicability of this conversion feature to your shares.

A financial intermediary may sponsor and/or control accounts, programs or platforms that impose a different conversion schedule or different eligibility requirements for the exchange of Class C shares for Class A shares (see Appendix A: Waivers and Discounts Available From Certain Financial Intermediaries of the Prospectus). Please consult with your financial intermediary if you have any questions regarding your shares’ conversion from Class C shares to Class A shares.

4.

In Part II of each Fund’s Statement of Additional Information, the following disclosure is added immediately following the section entitled “Purchase, Redemption and Pricing of Fund Shares—Share Classes—Automatic Conversion of Class B Shares”:

AUTOMATIC CONVERSION OF CLASS C SHARES. Starting on or about April 1, 2019 (the “Effective Date”), Class C shares will be eligible for automatic conversion into Class A shares on a monthly basis approximately ten years after the original date of purchase (the “Conversion Date”). Conversion will take place based on the relative NAV of the two classes, without the imposition of any sales load, fee or other charge. Class C shares of a Fund acquired through automatic reinvestment of dividends or distributions will convert to Class A shares of the Fund on the Conversion Date pro rata with the converting Class C shares of the Fund that were not acquired through reinvestment of dividends or distributions. All such automatic conversions of Class C shares will constitute tax-free exchanges for federal income tax purposes.

For shareholders investing in Class C shares through retirement plans or omnibus accounts, and in certain other instances, the Fund and its agents may not have transparency into how long a shareholder has held Class C shares for purposes of determining whether such Class C shares are eligible for automatic conversion into Class A shares, and the relevant financial intermediary may not have the ability to track purchases in order to credit individual shareholders’ holding periods. In these circumstances, the Fund will not be able to automatically convert Class C shares into Class A shares as described above. In order to determine eligibility for conversion in these circumstances, it is the responsibility of the financial intermediary to notify the Fund that the shareholder is

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eligible for the conversion of Class C shares to Class A shares, and the financial intermediary may be required to maintain and provide the Fund with records that substantiate the holding period of Class C shares. It is the financial intermediary’s (and not the Fund’s) responsibility to keep records of transactions made in accounts it holds and to ensure that the shareholder is credited with the proper holding period based on such records or those provided to the financial intermediary by the shareholder. Please consult with your financial intermediary for the applicability of this conversion feature to your shares.

Class C shares were generally closed to investments by new group retirement plans effective June 1, 2018. Group retirement plans (and their successor, related and affiliated plans) that have Class C shares of the Fund available to participants on or before the Effective Date may continue to open accounts for new participants in such share class and purchase additional shares in existing participant accounts.

The Fund has no responsibility for monitoring or implementing a financial intermediary’s process for determining whether a shareholder meets the required holding period for conversion. A financial intermediary may sponsor and/or control accounts, programs or platforms that impose a different conversion schedule or different eligibility requirements for the exchange of Class C shares for Class A shares, as set forth on Appendix A: Waivers and Discounts Available From Certain Financial Intermediaries of the Prospectus. In these cases, Class C shareholders may have their shares exchanged for Class A shares under the policies of the financial intermediary. Financial intermediaries will be responsible for making such exchanges in those circumstances. Please consult with your financial intermediary if you have any questions regarding your shares’ conversion from Class C shares to Class A shares.

LR1094

- Not part of the Semiannual Report -

PGIM QMA Large-Cap Value Fund	5

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM QMA Large-Cap Value Fund informative and useful. The report covers performance for the six-month period ended August 31, 2018.

We have important information to share with you. Effective June 11, 2018, Prudential Mutual Funds were renamed PGIM Funds. This renaming is part of our ongoing effort to further build our reputation and establish our global brand, which began when our firm adopted PGIM Investments as its name in April 2017. Please note that only the Fund’s name has changed. Your Fund’s management and operation, along with its symbols, remained the same.*

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM QMA Large-Cap Value Fund

October 15, 2018

*The Prudential Day One Funds did not change their names.

PGIM QMA Large-Cap Value Fund	7

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 8/31/18 (without sales charges)	Average Annual Total Return as of 8/31/18 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	2.77	6.70	10.18	8.01	—
Class B	2.26	6.91	10.43	7.79	—
Class C	2.33	10.97	10.58	7.80	—
Class R	2.59	12.67	N/A	N/A	9.35 (6/19/15)
Class Z	2.96	13.30	11.73	8.91	—
Class R6**	2.89	13.29	N/A	N/A	10.73 (4/26/17)
Russell 1000 Value Index
	4.86	12.47	11.22	8.93	—
S&P 500 Index
	7.96	19.66	14.51	10.85	—
Lipper Multi-Cap Value Funds Average***
	4.52	13.27	10.29	8.53	—
Lipper Large-Cap Value Funds Average***
	4.69	13.92	10.68	8.49	—

Source: PGIM Investments LLC and Lipper Inc.

*Not annualized

**Formerly known as Class Q shares.

***The Fund is compared to the Lipper Large-Cap Value Funds Performance Universe, although Lipper classifies the Fund in the Lipper Multi-Cap Value Funds Performance Universe. The Lipper Large-Cap Value Funds Performance Universe is utilized because the Fund’s manager believes that the funds included in this Universe provide a more appropriate basis for Fund performance comparisons.

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes and the Lipper Averages are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class R	Class Z	Class R6**
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	5.00% (Yr. 1) 4.00% (Yr. 2) 3.00% (Yr. 3) 2.00% (Yr. 4) 1.00% (Yr. 5/6) 0.00% (Yr. 7)	1.00% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	1.00%	0.75% (0.50% currently)	None	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

**Formerly known as Class Q shares.

Benchmark Definitions

Russell 1000 Value Index—The Russell 1000 Value Index is an unmanaged index comprising those securities in the Russell 1000 Index with a less-than-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values. The average annual total returns for the Russell 1000 Value Index measured from the month-end closest to the inception date of the Fund’s Class R shares is 9.64% and 10.59% for Class R6 shares.

S&P 500 Index—The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed. The average annual total return for the S&P 500 Index measured from the month-end closest to the inception date of the Fund’s Class R shares is 13.69% and 18.21% for Class R6 shares.

Lipper Multi-Cap Value Funds Average—The Lipper Multi-Cap Value Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Multi-Cap Value Funds universe for the periods noted. Funds in the Lipper Average invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market-capitalization range over an extended period of time. Multi-cap value

PGIM QMA Large-Cap Value Fund	9

Your Fund’s Performance (continued)

funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SuperComposite 1500 Index. The average annual total return for the Lipper Multi-Cap Value Funds Average measured from the month-end closest to the inception date of the Fund’s Class R shares is 8.78% and 11.23% for Class R6 shares.

Lipper Large-Cap Value Funds Average—The Lipper Large-Cap Value Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Large-Cap Value Funds universe for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap value funds typically have a lower-than-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P 500 Index. The average annual total return for the Lipper Large-Cap Value Funds Average measured from the month-end closest to the inception date of the Fund’s Class R shares is 9.39% and 12.05% for Class R6 shares.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Averages reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Presentation of Fund Holdings

Five Largest Holdings expressed as a percentage of net assets as of 8/31/18 (%)
JPMorgan Chase & Co.	3.7
Bank of America Corp.	3.0
AT&T, Inc.	2.4
Intel Corp.	2.4
Wells Fargo & Co.	2.2

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 8/31/18 (%)
Banks	16.7
Oil, Gas & Consumable Fuels	8.2
Diversified Telecommunication Services	5.3
Insurance	4.6
Capital Markets	4.1

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended August 31, 2018. The example is for illustrative purposes only; you should consult the prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the

PGIM QMA Large-Cap Value Fund	11

Fees and Expenses (continued)

period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM QMA Large-Cap Value Fund		Beginning Account Value March 1, 2018	Ending Account Value August 31, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,027.70	1.11%	$5.67
	Hypothetical	$1,000.00	$1,019.61	1.11%	$5.65
Class B	Actual	$1,000.00	$1,022.60	2.07%	$10.55
	Hypothetical	$1,000.00	$1,014.77	2.07%	$10.51
Class C	Actual	$1,000.00	$1,023.30	1.89%	$9.64
	Hypothetical	$1,000.00	$1,015.68	1.89%	$9.60
Class R	Actual	$1,000.00	$1,025.90	1.33%	$6.79
	Hypothetical	$1,000.00	$1,018.50	1.33%	$6.77
Class Z	Actual	$1,000.00	$1,029.60	0.80%	$4.09
	Hypothetical	$1,000.00	$1,021.17	0.80%	$4.08
Class R6**	Actual	$1,000.00	$1,028.90	0.80%	$4.09
	Hypothetical	$1,000.00	$1,021.17	0.80%	$4.08

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended August 31, 2018, and divided by the 365 days in the Fund’s fiscal year ending February 28, 2019 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

**Formerly known as Class Q shares.

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Schedule of Investments (unaudited)

as of August 31, 2018

Description	Shares	Value
LONG-TERM INVESTMENTS 99.6%

COMMON STOCKS 99.4%

Airlines 2.4%
Copa Holdings SA (Panama) (Class A Stock)	4,500	$359,730
Delta Air Lines, Inc.	44,200	2,584,816
JetBlue Airways Corp.*	52,900	1,009,332
Southwest Airlines Co.	51,000	3,126,300
United Continental Holdings, Inc.*	23,800	2,080,596

		9,160,774

Auto Components 1.5%
Adient PLC(a)	11,600	502,164
BorgWarner, Inc.	53,200	2,328,564
Goodyear Tire & Rubber Co. (The)	49,800	1,129,962
Lear Corp.	11,600	1,881,520

		5,842,210

Automobiles 2.0%
Ford Motor Co.	381,000	3,611,880
General Motors Co.	115,700	4,170,985

		7,782,865

Banks 16.7%
Associated Banc-Corp.	5,900	160,775
Bank of America Corp.	374,905	11,595,812
BankUnited, Inc.	19,200	744,768
BB&T Corp.	16,600	857,556
Citigroup, Inc.	114,393	8,149,357
Citizens Financial Group, Inc.	79,900	3,288,684
East West Bancorp, Inc.	2,600	164,814
Fifth Third Bancorp	86,020	2,531,569
First Hawaiian, Inc.	22,800	660,972
Huntington Bancshares, Inc.	24,000	389,040
JPMorgan Chase & Co.	124,500	14,265,210
KeyCorp	67,200	1,415,904
PacWest Bancorp	15,700	792,693
PNC Financial Services Group, Inc. (The)	13,300	1,909,082
Regions Financial Corp.	168,100	3,271,226
SunTrust Banks, Inc.	57,600	4,237,056
U.S. Bancorp	19,000	1,028,090
Wells Fargo & Co.	147,499	8,625,741

		64,088,349

See Notes to Financial Statements.

PGIM QMA Large-Cap Value Fund	13

Schedule of Investments (unaudited) (continued)

as of August 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Beverages 0.7%
Molson Coors Brewing Co. (Class B Stock)	42,900	$2,863,146

Biotechnology 0.2%
Gilead Sciences, Inc.	8,800	666,424

Building Products 0.1%
Johnson Controls International PLC	15,600	589,212

Capital Markets 4.1%
Ameriprise Financial, Inc.	8,200	1,164,072
Bank of New York Mellon Corp. (The)	57,400	2,993,410
Goldman Sachs Group, Inc. (The)	23,200	5,517,192
Morgan Stanley	74,460	3,635,882
State Street Corp.	30,300	2,633,373

		15,943,929

Chemicals 2.4%
DowDuPont, Inc.	18,600	1,304,418
Eastman Chemical Co.	19,100	1,853,273
Huntsman Corp.	91,200	2,780,688
LyondellBasell Industries NV (Class A Stock)	30,700	3,462,346

		9,400,725

Communications Equipment 0.9%
Cisco Systems, Inc.	69,200	3,305,684

Construction & Engineering 1.0%
AECOM*	45,600	1,533,984
Quanta Services, Inc.*	62,400	2,158,416

		3,692,400

Consumer Finance 3.1%
Ally Financial, Inc.	5,200	139,776
American Express Co.	2,900	307,342
Capital One Financial Corp.	46,100	4,568,049
Discover Financial Services	15,600	1,218,672
Navient Corp.	44,200	602,888
OneMain Holdings, Inc.*	31,100	1,141,370
Santander Consumer USA Holdings, Inc.	109,600	2,365,168
Synchrony Financial	53,400	1,691,178

		12,034,443

See Notes to Financial Statements.

14

Description	Shares	Value
COMMON STOCKS (Continued)

Containers & Packaging 1.3%
International Paper Co.	20,600	$1,053,484
Owens-Illinois, Inc.*	34,900	616,683
WestRock Co.	59,000	3,249,720

		4,919,887

Diversified Financial Services 2.1%
Berkshire Hathaway, Inc. (Class B Stock)*	33,300	6,950,376
Jefferies Financial Group, Inc.	9,400	218,268
Voya Financial, Inc.	16,100	806,127

		7,974,771

Diversified Telecommunication Services 5.3%
AT&T, Inc.	293,339	9,369,248
CenturyLink, Inc.	169,600	3,622,656
Verizon Communications, Inc.	133,400	7,252,958

		20,244,862

Electric Utilities 3.3%
Duke Energy Corp.	10,800	877,392
Edison International	28,200	1,853,586
Entergy Corp.	3,600	300,924
Exelon Corp.	103,700	4,532,727
PG&E Corp.	82,700	3,819,086
PPL Corp.	39,400	1,171,756
Southern Co. (The)	1,700	74,426

		12,629,897

Electrical Equipment 0.7%
Regal Beloit Corp.	30,200	2,527,740

Energy Equipment & Services 0.2%
RPC, Inc.	11,200	153,216
Schlumberger Ltd.	8,800	555,808

		709,024

Equity Real Estate Investment Trusts (REITs) 2.3%
Apple Hospitality REIT, Inc.	49,900	880,735
Brixmor Property Group, Inc.	60,100	1,095,022
DDR Corp.	132,750	1,857,172
Hospitality Properties Trust	31,600	916,084

See Notes to Financial Statements.

PGIM QMA Large-Cap Value Fund	15

Schedule of Investments (unaudited) (continued)

as of August 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Equity Real Estate Investment Trusts (REITs) (cont’d.)
Kimco Realty Corp.	75,300	$1,288,383
Park Hotels & Resorts, Inc.	13,300	444,885
Spirit Realty Capital, Inc.	281,000	2,351,970

		8,834,251

Food & Staples Retailing 1.7%
Kroger Co. (The)	106,500	3,354,750
Walgreens Boots Alliance, Inc.	30,100	2,063,656
Walmart, Inc.	9,900	949,014

		6,367,420

Food Products 0.8%
J.M. Smucker Co. (The)	6,200	640,956
TreeHouse Foods, Inc.*	8,200	427,220
Tyson Foods, Inc. (Class A Stock)	30,900	1,940,829

		3,009,005

Gas Utilities 0.2%
National Fuel Gas Co.	14,000	777,420

Health Care Equipment & Supplies 0.1%
Medtronic PLC	2,800	269,948

Health Care Providers & Services 3.7%
Acadia Healthcare Co., Inc.*	8,700	361,311
Cardinal Health, Inc.	13,100	683,689
Cigna Corp.	7,900	1,487,886
CVS Health Corp.	47,000	3,536,280
Express Scripts Holding Co.*	48,100	4,233,762
McKesson Corp.	14,300	1,841,125
MEDNAX, Inc.*	11,300	535,055
Universal Health Services, Inc. (Class B Stock)	13,400	1,744,144

		14,423,252

Hotels, Restaurants & Leisure 2.0%
Carnival Corp.	21,300	1,309,737
Norwegian Cruise Line Holdings Ltd.*	52,200	2,798,442
Royal Caribbean Cruises Ltd.	29,000	3,554,820

		7,662,999

See Notes to Financial Statements.

16

Description	Shares	Value
COMMON STOCKS (Continued)

Household Durables 1.9%
Lennar Corp. (Class A Stock)	31,600	$1,632,772
Lennar Corp. (Class B Stock)	3,100	130,758
Newell Brands, Inc.	57,100	1,240,212
PulteGroup, Inc.	53,000	1,481,350
Toll Brothers, Inc.	80,800	2,927,384

		7,412,476

Household Products 0.8%
Procter & Gamble Co. (The)	35,800	2,969,610

Independent Power & Renewable Electricity Producers 0.2%
AES Corp.	69,100	930,086

Industrial Conglomerates 0.6%
General Electric Co.	178,500	2,309,790

Insurance 4.6%
Aflac, Inc.	46,700	2,159,408
Allstate Corp. (The)	25,300	2,544,421
American Financial Group, Inc.	15,900	1,770,624
Chubb Ltd.	6,500	879,060
CNA Financial Corp.	29,000	1,302,100
First American Financial Corp.	7,400	420,764
Hartford Financial Services Group, Inc. (The)	1,700	85,629
Lincoln National Corp.	23,600	1,547,688
Loews Corp.	45,200	2,274,012
Principal Financial Group, Inc.	30,800	1,699,852
Reinsurance Group of America, Inc.	12,200	1,742,770
Travelers Cos., Inc. (The)	11,000	1,447,600

		17,873,928

IT Services 0.6%
DXC Technology Co.	26,100	2,377,449

Machinery 0.9%
AGCO Corp.	4,600	274,436
Cummins, Inc.	10,900	1,545,620
PACCAR, Inc.	23,700	1,621,554

		3,441,610

See Notes to Financial Statements.

PGIM QMA Large-Cap Value Fund	17

Schedule of Investments (unaudited) (continued)

as of August 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Media 3.1%
Comcast Corp. (Class A Stock)	173,500	$6,417,765
DISH Network Corp. (Class A Stock)*	18,100	639,835
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	33,600	1,570,464
Liberty Media Corp.-Liberty SiriusXM (Class C Stock)*	36,000	1,693,440
Tribune Media Co. (Class A Stock)	10,800	398,412
Viacom, Inc. (Class A Stock)(a)	2,000	67,400
Viacom, Inc. (Class B Stock)	38,800	1,136,064

		11,923,380

Metals & Mining 2.8%
Alcoa Corp.*	31,400	1,402,638
Freeport-McMoRan, Inc.	204,000	2,866,200
Nucor Corp.	24,000	1,500,000
Reliance Steel & Aluminum Co.	34,800	3,058,572
Steel Dynamics, Inc.	9,300	425,289
United States Steel Corp.	49,400	1,466,192

		10,718,891

Mortgage Real Estate Investment Trusts (REITs) 2.5%
AGNC Investment Corp.	141,200	2,685,624
Annaly Capital Management, Inc.	213,000	2,262,060
Chimera Investment Corp.	100,100	1,864,863
MFA Financial, Inc.	103,700	794,342
New Residential Investment Corp.	16,600	308,262
Starwood Property Trust, Inc.	19,100	420,773
Two Harbors Investment Corp.	91,700	1,432,354

		9,768,278

Multiline Retail 1.8%
Kohl’s Corp.	26,200	2,072,682
Macy’s, Inc.	51,300	1,875,015
Target Corp.	35,000	3,062,500

		7,010,197

Oil, Gas & Consumable Fuels 8.2%
Antero Resources Corp.*	3,000	55,530
Chevron Corp.	37,400	4,430,404
Cimarex Energy Co.	22,200	1,875,456
ConocoPhillips	6,400	469,952
EQT Corp.	30,000	1,530,600
Exxon Mobil Corp.	94,700	7,592,099

See Notes to Financial Statements.

18

Description	Shares	Value
COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
HollyFrontier Corp.	30,700	$2,287,764
Kinder Morgan, Inc.	156,200	2,764,740
Marathon Petroleum Corp.	35,800	2,945,982
Newfield Exploration Co.*	72,300	1,972,344
PBF Energy, Inc. (Class A Stock)	41,200	2,139,104
Phillips 66	6,100	722,911
Range Resources Corp.	124,400	2,042,648
Valero Energy Corp.	4,800	565,824

		31,395,358

Paper & Forest Products 0.6%
Domtar Corp.	45,700	2,326,130

Pharmaceuticals 3.0%
Johnson & Johnson	40,100	5,401,069
Merck & Co., Inc.	26,200	1,797,058
Mylan NV*	17,600	688,688
Pfizer, Inc.	90,956	3,776,493

		11,663,308

Real Estate Management & Development 0.5%
CBRE Group, Inc. (Class A Stock)*	24,100	1,176,321
Realogy Holdings Corp.(a)	28,600	611,754

		1,788,075

Road & Rail 0.6%
Ryder System, Inc.	28,700	2,205,308

Semiconductors & Semiconductor Equipment 3.3%
Intel Corp.	190,200	9,211,386
Micron Technology, Inc.*	66,700	3,503,084

		12,714,470

Software 0.2%
Oracle Corp.	13,600	660,688

Specialty Retail 1.6%
AutoNation, Inc.*	10,400	471,640
Dick’s Sporting Goods, Inc.	32,000	1,198,080
Foot Locker, Inc.	23,400	1,153,620

See Notes to Financial Statements.

PGIM QMA Large-Cap Value Fund	19

Schedule of Investments (unaudited) (continued)

as of August 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Specialty Retail (cont’d.)
Gap, Inc. (The)	51,500	$1,563,025
Penske Automotive Group, Inc.	32,400	1,705,212

		6,091,577

Technology Hardware, Storage & Peripherals 2.0%
Hewlett Packard Enterprise Co.	219,200	3,623,376
HP, Inc.	46,200	1,138,830
Western Digital Corp.	44,600	2,820,504

		7,582,710

Tobacco 0.1%
Philip Morris International, Inc.	7,100	553,019

Trading Companies & Distributors 0.5%
Air Lease Corp.	44,500	2,056,345

Transportation Infrastructure 0.2%
Macquarie Infrastructure Corp.	17,600	827,904

TOTAL COMMON STOCKS (cost $312,527,463)		382,321,224

EXCHANGE TRADED FUND 0.2%
iShares Russell 1000 Value ETF (cost $564,565)	4,600	584,660

TOTAL LONG-TERM INVESTMENTS (cost $313,092,028)		382,905,884

SHORT-TERM INVESTMENTS 0.5%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	1,147,211	1,147,211

See Notes to Financial Statements.

20

Description	Shares	Value
AFFILIATED MUTUAL FUNDS (Continued)
PGIM Institutional Money Market Fund (cost $1,000,861; includes $994,720 of cash collateral for securities on loan)(b)(w)	1,000,768	$1,000,868

TOTAL SHORT-TERM INVESTMENTS (cost $2,148,072)		2,148,079

TOTAL INVESTMENTS 100.1% (cost $315,240,100)		385,053,963
Liabilities in excess of other assets (0.1)%		(547,711)

NET ASSETS 100.0%		$384,506,252

The following abbreviations are used in the semiannual report:

ETF—Exchange Traded Fund

REITs—Real Estate Investment Trusts

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $976,675; cash collateral of $994,720 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Airlines	$9,160,774	$—	$—
Auto Components	5,842,210	—	—
Automobiles	7,782,865	—	—
Banks	64,088,349	—	—
Beverages	2,863,146	—	—
Biotechnology	666,424	—	—
Building Products	589,212	—	—

See Notes to Financial Statements.

PGIM QMA Large-Cap Value Fund	21

Schedule of Investments (unaudited) (continued)

as of August 31, 2018

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Capital Markets	$15,943,929	$—	$—
Chemicals	9,400,725	—	—
Communications Equipment	3,305,684	—	—
Construction & Engineering	3,692,400	—	—
Consumer Finance	12,034,443	—	—
Containers & Packaging	4,919,887	—	—
Diversified Financial Services	7,974,771	—	—
Diversified Telecommunication Services	20,244,862	—	—
Electric Utilities	12,629,897	—	—
Electrical Equipment	2,527,740	—	—
Energy Equipment & Services	709,024	—	—
Equity Real Estate Investment Trusts (REITs)	8,834,251	—	—
Food & Staples Retailing	6,367,420	—	—
Food Products	3,009,005	—	—
Gas Utilities	777,420	—	—
Health Care Equipment & Supplies	269,948	—	—
Health Care Providers & Services	14,423,252	—	—
Hotels, Restaurants & Leisure	7,662,999	—	—
Household Durables	7,412,476	—	—
Household Products	2,969,610	—	—
Independent Power & Renewable Electricity Producers	930,086	—	—
Industrial Conglomerates	2,309,790	—	—
Insurance	17,873,928	—	—
IT Services	2,377,449	—	—
Machinery	3,441,610	—	—
Media	11,923,380	—	—
Metals & Mining	10,718,891	—	—
Mortgage Real Estate Investment Trusts (REITs)	9,768,278	—	—
Multiline Retail	7,010,197	—	—
Oil, Gas & Consumable Fuels	31,395,358	—	—
Paper & Forest Products	2,326,130	—	—
Pharmaceuticals	11,663,308	—	—
Real Estate Management & Development	1,788,075	—	—
Road & Rail	2,205,308	—	—
Semiconductors & Semiconductor Equipment	12,714,470	—	—
Software	660,688	—	—
Specialty Retail	6,091,577	—	—
Technology Hardware, Storage & Peripherals	7,582,710	—	—
Tobacco	553,019	—	—
Trading Companies & Distributors	2,056,345	—	—
Transportation Infrastructure	827,904	—	—
Exchange Traded Fund	584,660	—	—
Affiliated Mutual Funds	2,148,079	—	—

Total	$385,053,963	$—	$—

See Notes to Financial Statements.

22

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of August 31, 2018 were as follows:

Banks	16.7%
Oil, Gas & Consumable Fuels	8.2
Diversified Telecommunication Services	5.3
Insurance	4.6
Capital Markets	4.1
Health Care Providers & Services	3.7
Semiconductors & Semiconductor Equipment	3.3
Electric Utilities	3.3
Consumer Finance	3.1
Media	3.1
Pharmaceuticals	3.0
Metals & Mining	2.8
Mortgage Real Estate Investment Trusts (REITs)	2.5
Chemicals	2.4
Airlines	2.4
Equity Real Estate Investment Trusts (REITs)	2.3
Diversified Financial Services	2.1
Automobiles	2.0
Hotels, Restaurants & Leisure	2.0
Technology Hardware, Storage & Peripherals	2.0
Household Durables	1.9
Multiline Retail	1.8
Food & Staples Retailing	1.7
Specialty Retail	1.6
Auto Components	1.5
Containers & Packaging	1.3
Construction & Engineering	1.0
Machinery	0.9
Communications Equipment	0.9
Food Products	0.8%
Household Products	0.8
Beverages	0.7
Electrical Equipment	0.7
IT Services	0.6
Paper & Forest Products	0.6
Industrial Conglomerates	0.6
Road & Rail	0.6
Affiliated Mutual Funds (0.3% represents investments purchased with collateral from securities on loan)	0.5
Trading Companies & Distributors	0.5
Real Estate Management & Development	0.5
Independent Power & Renewable Electricity Producers	0.2
Transportation Infrastructure	0.2
Gas Utilities	0.2
Energy Equipment & Services	0.2
Biotechnology	0.2
Software	0.2
Exchange Traded Fund	0.2
Building Products	0.1
Tobacco	0.1
Health Care Equipment & Supplies	0.1

100.1
Liabilities in excess of other assets	(0.1)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

See Notes to Financial Statements.

PGIM QMA Large-Cap Value Fund	23

Schedule of Investments (unaudited) (continued)

as of August 31, 2018

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/ (Received)(1)	Net Amount
Securities on Loan	$976,675	$(976,675)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

24

Statement of Assets & Liabilities (unaudited)

as of August 31, 2018

Assets
Investments at value, including securities on loan of $976,675:
Unaffiliated investments (cost $313,092,028)	$382,905,884
Affiliated investments (cost $2,148,072)	2,148,079
Dividends receivable	973,644
Receivable for Fund shares sold	129,976
Receivable for investments sold	944

Total Assets	386,158,527

Liabilities
Payable to broker for collateral for securities on loan	994,720
Management fee payable	207,534
Payable for Fund shares reacquired	165,170
Distribution fee payable	120,771
Accrued expenses and other liabilities	110,304
Affiliated transfer agent fee payable	53,776

Total Liabilities	1,652,275

Net Assets	$384,506,252

Net assets were comprised of:
Shares of beneficial interest, at par	$26,592
Paid-in capital in excess of par	303,970,774

303,997,366
Undistributed net investment income	3,517,478
Accumulated net realized gain on investment transactions	7,177,545
Net unrealized appreciation on investments	69,813,863

Net assets, August 31, 2018	$384,506,252

See Notes to Financial Statements.

PGIM QMA Large-Cap Value Fund	25

Statement of Assets & Liabilities (unaudited)

as of August 31, 2018

Class A
Net asset value and redemption price per share, ($32,192,901 ÷ 2,268,435 shares of beneficial interest issued and outstanding)	$14.19
Maximum sales charge (5.50% of offering price)	0.83

Maximum offering price to public	$15.02

Class B
Net asset value, offering price and redemption price per share, ($872,332 ÷ 66,685 shares of beneficial interest issued and outstanding)	$13.08

Class C
Net asset value, offering price and redemption price per share, ($13,792,146 ÷ 1,054,050 shares of beneficial interest issued and outstanding)	$13.08

Class R
Net asset value, offering price and redemption price per share, ($240,733,410 ÷ 16,550,557 shares of beneficial interest issued and outstanding)	$14.55

Class Z
Net asset value, offering price and redemption price per share, ($67,367,233 ÷ 4,624,175 shares of beneficial interest issued and outstanding)	$14.57

Class R6
Net asset value, offering price and redemption price per share, ($29,548,230 ÷ 2,027,750 shares of beneficial interest issued and outstanding)	$14.57

See Notes to Financial Statements.

26

Statement of Operations (unaudited)

Six Months Ended August 31, 2018

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $863 foreign withholding tax)	$5,872,178
Affiliated dividend income	11,374
Income from securities lending, net (including affiliated income of $1,963)	3,555

Total income	5,887,107

Expenses
Management fee	1,555,478
Distribution fee(a)	1,019,243
Transfer agent’s fees and expenses (including affiliated expense of $163,431)(a)	216,340
Registration fees(a)	41,702
Custodian and accounting fees	39,027
Shareholders’ reports	23,644
Audit fee	12,918
Legal fees and expenses	9,892
Trustees’ fees	9,358
Miscellaneous	14,945

Total expenses	2,942,547
Less: Fee waiver and/or expense reimbursement(a)	(313,660)
Distribution fee waiver(a)	(307,596)

Net expenses	2,321,291

Net investment income (loss)	3,565,816

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions (including affiliated of $45)	11,890,514
Net change in unrealized appreciation (depreciation) on investments (including affiliated of $1)	(4,869,632)

Net gain (loss) on investment transactions	7,020,882

Net Increase (Decrease) In Net Assets Resulting From Operations	$10,586,698

(a)	Class specific expenses and waivers were as follows:

	Class A	Class B	Class C	Class R	Class Z	Class R6
Distribution fee	44,917	4,655	69,342	900,329	—	—
Transfer agent’s fees and expenses	18,829	1,237	7,243	166,024	22,954	53
Registration fees	7,121	7,117	7,175	7,261	7,352	5,676
Fee waiver and/or expense reimbursement	(25,453)	(7,354)	(11,788)	(204,075)	(49,426)	(15,564)
Distribution fee waiver	(7,486)	—	—	(300,110)	—	—

See Notes to Financial Statements.

PGIM QMA Large-Cap Value Fund	27

Statements of Changes in Net Assets (unaudited)

	Six Months Ended August 31, 2018	Year Ended February 28, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,565,816	$4,482,262
Net realized gain (loss) on investment transactions	11,890,514	27,530,832
Net change in unrealized appreciation (depreciation) on investments	(4,869,632)	4,024,802

Net increase (decrease) in net assets resulting from operations	10,586,698	36,037,896

Dividends and Distributions
Dividends from net investment income
Class A	(30,945)	(382,036)
Class B	—	(8,017)
Class C	—	(101,817)
Class R	(147,043)	(2,723,239)
Class Z	(103,007)	(1,143,546)
Class R6	(56,859)	(573,166)

	(337,854)	(4,931,821)

Distributions from net realized gains
Class A	(1,126,941)	(2,233,949)
Class B	(38,560)	(110,506)
Class C	(580,348)	(1,208,932)
Class R	(9,019,421)	(19,470,396)
Class Z	(2,582,045)	(5,636,087)
Class R6	(1,425,277)	(2,707,979)

	(14,772,592)	(31,367,849)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	20,352,633	34,090,461
Net asset value of shares issued in reinvestment of dividends and distributions	15,010,071	36,026,813
Cost of shares reacquired	(34,814,544)	(70,532,691)

Net increase (decrease) in net assets from Fund share transactions	548,160	(415,417)

Total increase (decrease)	(3,975,588)	(677,191)

Net Assets:
Beginning of period	388,481,840	389,159,031

End of period(a)	$384,506,252	$388,481,840

(a) Includes undistributed/(distributions in excess of) net investment income of:	$3,517,478	$289,516

See Notes to Financial Statements.

28

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 3 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust was established as a Delaware business trust on January 28, 2000. The Trust currently consists of six funds: PGIM Global Absolute Return Bond Fund, PGIM Jennison Focused Growth Fund, PGIM QMA Large-Cap Value Fund (formerly known as Prudential QMA Strategic Value Fund) and PGIM Unconstrained Bond Fund, each of which are diversified funds and PGIM QMA Global Tactical Allocation Fund and PGIM Real Assets Fund, each of which are non-diversified funds for purposes of the 1940 Act and may invest a greater percentage of their assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund. These financial statements relate only to the PGIM QMA Large-Cap Value Fund (the “Fund”). Effective June 11, 2018, the Funds’ names were changed by replacing “Prudential” with “PGIM” and each Fund’s Class Q shares were renamed Class R6 shares.

The investment objective of the Fund is long-term growth of capital.

1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Pursuant to the Board’s delegation, a Valuation Committee has been established as two persons, being one or more officers of the Trust, including: the Trust’s Treasurer (or the Treasurer’s direct reports); and the Trust’s Chief or Deputy Chief Compliance Officer (or Vice-President-level direct reports of the Chief or Deputy Chief Compliance Officer). Under the current valuation procedures, the Valuation Committee of the Board is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not

PGIM QMA Large-Cap Value Fund	29

Notes to Financial Statements (unaudited) (continued)

readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed

30

reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Trustees of the Trust. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Master Netting Arrangements: The Trust, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to

PGIM QMA Large-Cap Value Fund	31

Notes to Financial Statements (unaudited) (continued)

termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Equity and Mortgage Real Estate Investment Trusts (collectively REITs): The Fund invests in equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the equity REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fee, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

32

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, semi-annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Trust, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the Subadviser’s performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Fund. PGIM Investments administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by, the Fund’s custodian (the Custodian), and the Fund’s transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM Investments has entered into a subadvisory agreement with Quantitative Management Associates, LLC (“QMA”). The subadvisory agreement provides that QMA will furnish investment advisory services in connection with the management of the Fund. In connection therewith, QMA is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of QMA, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly, at an annual rate of 0.80% of the Fund’s average daily net assets up to and including $1 billion and 0.75% of such average daily net assets in excess of $1 billion. The effective management fee rate before any waivers and/or expense reimbursements, was 0.80% for six months ended August 31, 2018.

PGIM Investments has contractually agreed to waive and/or reimburse up to 0.17% of its management fees from the Fund through June 30, 2019 to the extent that the Fund’s net operating expenses (exclusive of taxes, interest, distribution (12b-1 fees) and certain

PGIM QMA Large-Cap Value Fund	33

Notes to Financial Statements (unaudited) (continued)

extraordinary expenses) exceed 0.80% of the Fund’s average daily assets on an annualized basis. Separately, PGIM Investments has contractually agreed, through June 30, 2019, to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable, to the extent that such fees cause the Total Annual Fund Operating Expenses to exceed 2.07% of average daily net assets for Class B shares. This contractual limitation excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z and Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30%, 1%, 1% and 0.75% of the average daily net assets of the Class A, Class B, Class C and Class R shares, respectively. PIMS has contractually agreed through June 30, 2019 to limit such expenses to 0.25% and 0.50% of the average daily net assets of the Class A and Class R shares, respectively.

PIMS has advised the Fund that it received $41,884 in front-end sales charges resulting from sales of Class A shares during the six months ended August 31, 2018. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended August 31, 2018, it received $870 and $358 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders.

PGIM Investments, PIMS and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

34

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board. For the reporting period ended August 31, 2018, no such transactions were entered into by the Fund.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. For the reporting period ended August 31, 2018, PGIM, Inc. was compensated $776 by PGIM Investments for managing the Fund’s securities lending cash collateral as subadviser to the Money Market Fund. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the six months ended August 31, 2018, were $137,339,110 and $147,719,964, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the six months ended August 31, 2018, is presented as follows:

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
PGIM Core Ultra Short Bond Fund	$—	$27,100,890	$25,953,679	$—	$—	$1,147,211	1,147,211	$11,374
PGIM Institutional Money Market Fund	197,445	25,964,113	25,160,736	1	45	1,000,868	1,000,768	1,963	**

	$197,445	$53,065,003	$51,114,415	$1	$45	$2,148,079		$13,337

*	The Funds did not have any capital gain distributions during the reporting period.
**	This amount is included in “Income from securities lending, net” on the Statement of Operations.

PGIM QMA Large-Cap Value Fund	35

Notes to Financial Statements (unaudited) (continued)

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of August 31, 2018 were as follows:

Tax Basis	$319,998,253

Gross Unrealized Appreciation	77,221,704
Gross Unrealized Depreciation	(12,165,994)

Net Unrealized Appreciation	$65,055,710

The book basis may differ from tax basis due to certain tax-related adjustments.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital and Ownership

The Fund offers Class A, Class B, Class C, Class R, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis, approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class R, Class Z and Class R6 shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest at $0.001 par value per share.

36

As of August 31, 2018, Prudential owned 2,022,483 Class R6 shares of the Fund. At reporting period end, two shareholders of record held 80% of the Fund’s outstanding shares on behalf of multiple beneficial owners, of which 63% were held by an affiliate of Prudential.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended August 31, 2018:
Shares sold	214,682	$3,004,036
Shares issued in reinvestment of dividends and distributions	81,367	1,119,603
Shares reacquired	(156,224)	(2,186,493)

Net increase (decrease) in shares outstanding before conversion	139,825	1,937,146
Shares issued upon conversion from other share class(es)	114,518	1,597,762
Shares reacquired upon conversion into other share class(es)	(4,794)	(67,346)

Net increase (decrease) in shares outstanding	249,549	$3,467,562

Year ended February 28, 2018:
Shares sold	295,707	$4,217,542
Shares issued in reinvestment of dividends and distributions	183,711	2,542,328
Shares reacquired	(309,591)	(4,362,326)

Net increase (decrease) in shares outstanding before conversion	169,827	2,397,544
Shares issued upon conversion from other share class(es)	58,376	808,869
Shares reacquired upon conversion into other share class(es)	(13,934)	(197,193)

Net increase (decrease) in shares outstanding	214,269	$3,009,220

Class B
Six months ended August 31, 2018:
Shares sold	6,231	$79,875
Shares issued in reinvestment of dividends and distributions	2,936	37,341
Shares reacquired	(13,638)	(179,495)

Net increase (decrease) in shares outstanding before conversion	(4,471)	(62,279)
Shares reacquired upon conversion into other share class(es)	(10,808)	(143,172)

Net increase (decrease) in shares outstanding	(15,279)	$(205,451)

Year ended February 28, 2018:
Shares sold	27,291	$356,884
Shares issued in reinvestment of dividends and distributions	8,759	111,999
Shares reacquired	(24,571)	(323,020)

Net increase (decrease) in shares outstanding before conversion	11,479	145,863
Shares reacquired upon conversion into other share class(es)	(21,110)	(274,958)

Net increase (decrease) in shares outstanding	(9,631)	$(129,095)

PGIM QMA Large-Cap Value Fund	37

Notes to Financial Statements (unaudited) (continued)

Class C	Shares	Amount
Six months ended August 31, 2018:
Shares sold	54,666	$712,920
Shares issued in reinvestment of dividends and distributions	44,807	569,941
Shares reacquired	(80,917)	(1,046,430)

Net increase (decrease) in shares outstanding before conversion	18,556	236,431
Shares reacquired upon conversion into other share class(es)	(17,876)	(231,795)

Net increase (decrease) in shares outstanding	680	$4,636

Year ended February 28, 2018:
Shares sold	126,394	$1,674,132
Shares issued in reinvestment of dividends and distributions	99,128	1,271,258
Shares reacquired	(147,945)	(1,936,129)

Net increase (decrease) in shares outstanding before conversion	77,577	1,009,261
Shares reacquired upon conversion into other share class(es)	(73,072)	(935,659)

Net increase (decrease) in shares outstanding	4,505	$73,602

Class R
Six months ended August 31, 2018:
Shares sold	924,170	$13,142,580
Shares issued in reinvestment of dividends and distributions	649,643	9,166,463
Shares reacquired	(1,118,374)	(16,107,477)

Net increase (decrease) in shares outstanding	455,439	$6,201,566

Year ended February 28, 2018:
Shares sold	1,064,644	$15,226,496
Shares issued in reinvestment of dividends and distributions	1,568,806	22,193,635
Shares reacquired	(3,086,697)	(44,941,813)

Net increase (decrease) in shares outstanding	(453,247)	$(7,521,682)

Class Z
Six months ended August 31, 2018:
Shares sold	82,913	$1,197,336
Shares issued in reinvestment of dividends and distributions	186,718	2,634,587
Shares reacquired	(353,568)	(5,094,342)

Net increase (decrease) in shares outstanding before conversion	(83,937)	(1,262,419)
Shares issued upon conversion from other share class(es)	18,041	259,982
Shares reacquired upon conversion into other share class(es)	(99,204)	(1,417,609)

Net increase (decrease) in shares outstanding	(165,100)	$(2,420,046)

Year ended February 28, 2018:
Shares sold	496,332	$7,113,393
Shares issued in reinvestment of dividends and distributions	467,764	6,626,448
Shares reacquired	(1,011,030)	(14,684,357)

Net increase (decrease) in shares outstanding before conversion	(46,934)	(944,516)
Shares issued upon conversion from other share class(es)	44,009	624,242
Shares reacquired upon conversion into other share class(es)	(2,163,824)	(31,548,391)

Net increase (decrease) in shares outstanding	(2,166,749)	$(31,868,665)

38

Class R6	Shares	Amount
Six months ended August 31, 2018:
Shares sold	154,768	$2,215,886
Shares issued in reinvestment of dividends and distributions	104,967	1,482,136
Shares reacquired	(710,677)	(10,200,307)

Net increase (decrease) in shares outstanding before conversion	(450,942)	(6,502,285)
Shares issued upon conversion from other share class(es)	154	2,178

Net increase (decrease) in shares outstanding	(450,788)	$(6,500,107)

Period ended February 28, 2018*:
Shares sold	378,166	$5,502,014
Shares issued in reinvestment of dividends and distributions	231,060	3,281,145
Shares reacquired	(292,766)	(4,285,046)

Net increase (decrease) in shares outstanding before conversion	316,460	4,498,113
Shares issued upon conversion from other share class(es)	2,162,078	31,523,090

Net increase (decrease) in shares outstanding	2,478,538	$36,021,203

*	Commencement of operations was April 26, 2017.

7. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 5, 2017 through October 4, 2018. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly.

Subsequent to the reporting period end, the SCA has been renewed effective October 4, 2018 and will continue to provide a commitment of $900 million through October 3, 2019. The commitment fee paid by the Funds will continue to be 0.15% of the unused portion of the SCA. The interest on borrowings under both SCAs is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Other affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended August 31, 2018. The average daily balance for the 17 days that the Fund had loans outstanding during the period was

PGIM QMA Large-Cap Value Fund	39

Notes to Financial Statements (unaudited) (continued)

$618,588 borrowed at a weighted average interest rate of 3.32%. The maximum loan balance outstanding during the period was $3,014,000. At August 31, 2018, the Fund did not have an outstanding loan balance.

8. Other Risks

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Liquidity Risk: The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk exists when particular investments made by the Fund are difficult to purchase or sell. Liquidity risk includes the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. The reduction in dealer market-making capacity in the fixed-income markets that has occurred in recent years also has the potential to reduce liquidity. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Risks of Investing in Real Estate Investment Trusts (REITs): Real estate securities are subject to similar risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of payments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, Including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

40

In addition, investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. Since REITs are relatively smaller in size when compared to the broader market, and smaller companies tend to be more volatile than larger companies, they may be more volatile and/or more illiquid than other types of equity securities. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. The Portfolio will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Portfolio.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management has evaluated the implications of certain provisions of ASU No. 2018-13 and has determined to early adopt aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately. At this time, management is evaluating the implications of certain provisions of the ASU related to new disclosure requirements and any impact on the financial statement disclosures has not yet been determined.

PGIM QMA Large-Cap Value Fund	41

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2018		2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$14.38		$14.47	$11.17	$14.83	$14.51	$11.91
Income (loss) from investment operations:
Net investment income (loss)	0.13		0.17	0.20	0.18	0.15	0.13
Net realized and unrealized gain (loss) on investment transactions	0.25		1.12	3.69	(1.68)	1.59	2.66
Total from investment operations	0.38		1.29	3.89	(1.50)	1.74	2.79
Less Dividends and Distributions:
Dividends from net investment income	(0.01)		(0.19)	(0.22)	(0.18)	(0.11)	(0.19)
Distributions from net realized gains	(0.56)		(1.19)	(0.37)	(1.98)	(1.31)	-
Total dividends and distributions	(0.57)		(1.38)	(0.59)	(2.16)	(1.42)	(0.19)
Net asset value, end of period	$14.19		$14.38	$14.47	$11.17	$14.83	$14.51
Total Return(b):	2.77%		9.57%	35.04%	(11.15)%	12.32%	23.56%

Ratios/Supplemental Data:
Net assets, end of period (000)	$32,193		$29,039	$26,109	$18,484	$24,001	$22,562
Average net assets (000)	$29,701		$27,204	$21,438	$21,782	$23,710	$21,289
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.11%	(d)	1.10%	1.07%	1.18%	1.40%	1.42%
Expenses before waivers and/or expense reimbursement	1.33%	(d)	1.32% (e)	1.29%	1.35%	1.47%	1.49%
Net investment income (loss)	1.90%	(d)	1.23%	1.53%	1.32%	1.01%	0.99%
Portfolio turnover rate(f)	36%	(g)	72%	126%	153%	58%	77%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Effective August 1, 2017, class specific expenses include Transfer Agent Fees and expenses and Registration Fees, which are charged to their respective share class.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(g)	Not annualized.

See Notes to Financial Statements.

42

Class B Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2018		2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.35		$13.54	$10.49	$14.06	$13.83	$11.36
Income (loss) from investment operations:
Net investment income (loss)	0.06		0.05	0.09	0.07	0.04	0.03
Net realized and unrealized gain (loss) on investment transactions	0.23		1.04	3.46	(1.58)	1.51	2.54
Total from investment operations	0.29		1.09	3.55	(1.51)	1.55	2.57
Less Dividends and Distributions:
Dividends from net investment income	-		(0.09)	(0.13)	(0.08)	(0.01)	(0.10)
Distributions from net realized gains	(0.56)		(1.19)	(0.37)	(1.98)	(1.31)	-
Total dividends and distributions	(0.56)		(1.28)	(0.50)	(2.06)	(1.32)	(0.10)
Net asset value, end of period	$13.08		$13.35	$13.54	$10.49	$14.06	$13.83
Total Return(b):	2.66%		8.66%	34.04%	(11.80)%	11.46%	22.72%

Ratios/Supplemental Data:
Net assets, end of period (000)	$872		$1,094	$1,240	$861	$1,287	$1,478
Average net assets (000)	$923		$1,232	$976	$1,058	$1,368	$1,311
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	2.07%	(d)	1.96%	1.82%	1.93%	2.15%	2.17%
Expenses before waivers and/or expense reimbursement	3.65%	(d)	2.94% (e)	1.99%	2.05%	2.17%	2.19%
Net investment income (loss)	0.95%	(d)	0.38%	0.78%	0.56%	0.25%	0.25%
Portfolio turnover rate(f)	36%	(g)	72%	126%	153%	58%	77%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Effective August 1, 2017, class specific expenses include Transfer Agent Fees and expenses and Registration Fees, which are charged to their respective share class.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(g)	Not annualized.

See Notes to Financial Statements.

PGIM QMA Large-Cap Value Fund	43

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2018		2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.34		$13.53	$10.48	$14.05	$13.82	$11.35
Income (loss) from investment operations:
Net investment income (loss)	0.07		0.06	0.09	0.07	0.04	0.03
Net realized and unrealized gain (loss) on investment transactions	0.23		1.04	3.46	(1.58)	1.51	2.54
Total from investment operations	0.30		1.10	3.55	(1.51)	1.55	2.57
Less Dividends and Distributions:
Dividends from net investment income	-		(0.10)	(0.13)	(0.08)	(0.01)	(0.10)
Distributions from net realized gains	(0.56)		(1.19)	(0.37)	(1.98)	(1.31)	-
Total dividends and distributions	(0.56)		(1.29)	(0.50)	(2.06)	(1.32)	(0.10)
Net asset value, end of period	$13.08		$13.34	$13.53	$10.48	$14.05	$13.82
Total Return(b):	2.33%		8.72%	34.08%	(11.82)%	11.47%	22.74%

Ratios/Supplemental Data:
Net assets, end of period (000)	$13,792		$14,054	$14,187	$10,383	$14,289	$13,196
Average net assets (000)	$13,755		$13,571	$11,548	$12,575	$14,061	$12,277
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.89%	(d)	1.88%	1.82%	1.93%	2.15%	2.17%
Expenses before waivers and/or expense reimbursement	2.06%	(d)	2.05% (e)	1.99%	2.05%	2.17%	2.19%
Net investment income (loss)	1.13%	(d)	0.46%	0.78%	0.57%	0.26%	0.23%
Portfolio turnover rate(f)	36%	(g)	72%	126%	153%	58%	77%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Effective August 1, 2017, class specific expenses include Transfer Agent Fees and expenses and Registration Fees, which are charged to their respective share class.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(g)	Not annualized.

See Notes to Financial Statements.

44

Class R Shares
	Six Months Ended August 31,		Year Ended February 28,		June 19, 2015(a) through February 29,
	2018		2018	2017	2016
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$14.74		$14.79	$11.41	$14.71
Income (loss) from investment operations:
Net investment income (loss)	0.12		0.15	0.17	0.12
Net realized and unrealized gain (loss) on investment transactions	0.25		1.15	3.76	(1.78)
Total from investment operations	0.37		1.30	3.93	(1.66)
Less Dividends and Distributions:
Dividends from net investment income	-	(c)	(0.16)	(0.18)	(0.09)
Distributions from net realized gains	(0.56)		(1.19)	(0.37)	(1.55)
Total dividends and distributions	(0.56)		(1.35)	(0.55)	(1.64)
Net asset value, end of period	$14.55		$14.74	$14.79	$11.41
Total Return(d):	2.66%		9.41%	34.69%	(11.93)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$240,733		$237,199	$244,779	$205,745
Average net assets (000)	$238,131		$242,784	$231,775	$214,628
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.33%	(f)	1.32%	1.32%	1.32% (f)
Expenses before waivers and/or expense reimbursement	1.75%	(f)	1.74% (g)	1.74%	1.74% (f)
Net investment income (loss)	1.70%	(f)	1.02%	1.29%	1.31% (f)
Portfolio turnover rate(h)	36%	(i)	72%	126%	153% (i)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Less than $0.005 per share.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	Effective August 1, 2017, class specific expenses include Transfer Agent Fees and expenses and Registration Fees, which are charged to their respective share class.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(i)	Not annualized.

See Notes to Financial Statements.

PGIM QMA Large-Cap Value Fund	45

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2018		2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$14.73		$14.78	$11.40	$15.09	$14.74	$12.09
Income (loss) from investment operations:
Net investment income (loss)	0.16		0.22	0.24	0.23	0.20	0.17
Net realized and unrealized gain (loss) on investment transactions	0.26		1.16	3.76	(1.72)	1.61	2.70
Total from investment operations	0.42		1.38	4.00	(1.49)	1.81	2.87
Less Dividends and Distributions:
Dividends from net investment income	(0.02)		(0.24)	(0.25)	(0.22)	(0.15)	(0.22)
Distributions from net realized gains	(0.56)		(1.19)	(0.37)	(1.98)	(1.31)	-
Total dividends and distributions	(0.58)		(1.43)	(0.62)	(2.20)	(1.46)	(0.22)
Net asset value, end of period	$14.57		$14.73	$14.78	$11.40	$15.09	$14.74
Total Return(b):	2.96%		9.94%	35.32%	(10.93)%	12.61%	23.91%

Ratios/Supplemental Data:
Net assets, end of period (000)	$67,367		$70,569	$102,843	$86,103	$36,026	$33,181
Average net assets (000)	$67,945		$75,603	$97,738	$81,282	$34,823	$29,528
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.80%	(d)	0.80%	0.82%	0.86%	1.15%	1.17%
Expenses before waivers and/or expense reimbursement	0.94%	(d)	0.96% (e)	0.99%	1.01%	1.17%	1.19%
Net investment income (loss)	2.23%	(d)	1.53%	1.79%	1.71%	1.27%	1.23%
Portfolio turnover rate(f)	36%	(g)	72%	126%	153%	58%	77%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Effective August 1, 2017, class specific expenses include Transfer Agent Fees and expenses and Registration Fees, which are charged to their respective share class.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(g)	Not annualized.

See Notes to Financial Statements.

46

Class R6 Shares
	Six Months Ended August 31,		April 26, 2017(a) through February 28,
	2018		2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$14.74		$14.58
Income (loss) from investment operations:
Net investment income (loss)	0.16		0.19
Net realized and unrealized gain (loss) on investment transactions	0.25		1.40
Total from investment operations	0.41		1.59
Less Dividends and Distributions:
Dividends from net investment income	(0.02)		(0.24)
Distributions from net realized gains	(0.56)		(1.19)
Total dividends and distributions	(0.58)		(1.43)
Net asset value, end of period	$14.57		$14.74
Total Return(c):	2.89%		11.52%

Ratios/Supplemental Data:
Net assets, end of period (000)	$29,548		$36,526
Average net assets (000)	$35,244		$33,613
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.80%	(e)	0.80%	(e)
Expenses before waivers and/or expense reimbursement	0.89%	(e)	0.90%	(e)(f)
Net investment income (loss)	2.23%	(e)	1.54%	(e)
Portfolio turnover rate(g)	36%(h)		72%	(h)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Effective August 1, 2017, class specific expenses include Transfer Agent Fees and expenses and Registration Fees, which are charged to their respective share class.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(h)	Not annualized.

See Notes to Financial Statements.

PGIM QMA Large-Cap Value Fund	47

Approval of Advisory Agreements (unaudited)

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of PGIM QMA Large-Cap Value Fund (the “Fund”)1 consists of twelve individuals, nine of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Nominating and Governance Committee, and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with Quantitative Management Associates LLC (“QMA”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 7, 2018 and on June 19-21, 2018 and approved the renewal of the agreements through July 31, 2019, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and QMA. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular Board

[1]	PGIM QMA Large-Cap Value Fund is a series of Prudential Investment Portfolios 3.

PGIM QMA Large-Cap Value Fund

Approval of Advisory Agreements (continued)

meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 7, 2018 and on June 19-21, 2018.

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and QMA, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and QMA. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by QMA, including investment research and security slection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and QMA, and also considered the qualifications, backgrounds and responsibilities of the QMA portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ and QMA’s organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments and QMA. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to PGIM Investments and QMA. The Board noted that QMA is affiliated with PGIM Investments.

Visit our website at pgiminvestments.com

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by QMA, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and QMA under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

PGIM QMA Large-Cap Value Fund

Approval of Advisory Agreements (continued)

Other Benefits to PGIM Investments and QMA

The Board considered potential ancillary benefits that might be received by PGIM Investments, QMA and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), and benefits to its reputation as well as other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by QMA included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and QMA were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional specific factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2017.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended February 28, 2017. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe, which was used to evaluate performance, and the Peer Group, which was used to evaluate fees and expenses, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also may have provided supplemental Peer Universe or Peer Group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth gross performance comparisons (which do not reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the

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Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Fund outperformed its benchmark index over all periods.
•

The Board also considered that, when it evaluated performance in the prior year, as of December 31 2016, the Fund ranked in the first quartile of its peers over the one-, three- and five-year periods and ranked in the second quartile over the ten-year period and outperformed its benchmark index over the one-, three-, five- and ten-year periods.

•

The Board and PGIM Investments agreed to retain the existing contractual expense waiver of up to 0.17% of its management fee to the extent that the Fund’s annual operating expenses exceed 0.80% (exclusive of 12b-1 fees and certain other fees) of the Fund’s average net assets through June 30, 2019.

•

The Board and PGIM Investments also agreed to continue the existing expense cap, which (exclusive of certain fees) caps transfer agency, shareholder servicing, sub-transfer agency and blue sky fees to the extent that such fees cause the total annual operating expenses for Class B shares to exceed 2.07% through June 30, 2019.

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM QMA Large-Cap Value Fund

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Brian D. Nee, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Dino Capasso, Vice President and Deputy Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM QMA Large-Cap Value Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM QMA LARGE-CAP VALUE FUND

SHARE CLASS	A	B	C	R	Z	R6*
NASDAQ	SUVAX	SUVBX	SUVCX	PRVRX	SUVZX	SUVQX
CUSIP	74440K108	74440K207	74440K306	74440K736	74440K405	74440K538

* Formerly known as Class Q shares.

MF502E2

PGIM QMA GLOBAL TACTICAL ALLOCATION FUND

(Formerly known as Prudential QMA Global Tactical Allocation Fund)

SEMIANNUAL REPORT

AUGUST 31, 2018

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Long-term risk-adjusted total return

This report presents the consolidated results of the PGIM QMA Global Tactical Allocation Fund and the PGIM QMA Global Tactical Allocation Subsidiary, Ltd.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of August 31, 2018 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. QMA is the primary business name of Quantitative Management Associates LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), a Prudential Financial company. © 2018 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PGIM FUNDS — UPDATE

The Board of Directors/Trustees for the Fund has approved the implementation of an automatic conversion feature for Class C shares, effective as of April 1, 2019. To reflect these changes, effective April 1, 2019, the section of the Fund’s Prospectus entitled “How to Buy, Sell and Exchange Fund Shares—How to Exchange Your Shares—Frequent Purchases and Redemptions of Fund Shares” is restated to read as follows:

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

1.	In each Fund’s Statutory Prospectus, the following is added at the end of the section entitled “Fund Distributions And Tax Issues—If You Sell or Exchange Your Shares”:

Automatic Conversion of Class C Shares

The conversion of Class C shares into Class A shares—which happens automatically approximately 10 years after purchase—is not a taxable event for federal income tax purposes. For more information about the automatic conversion of Class C shares, see Class C Shares Automatically Convert to Class A Shares in How to Buy, Sell and Exchange Fund Shares.

2.

In each Fund’s Statutory Prospectus, the following sentence is added at the end of the section entitled “How to Buy, Sell and Exchange Shares—Closure of Certain Share Classes to New Group Retirement Plans”:

Shareholders owning Class C shares may continue to hold their Class C shares until the shares automatically convert to Class A shares under the conversion schedule, or until the shareholder redeems their Class C shares.

3.

In each Fund’s Statutory Prospectus, the following disclosure is added immediately following the section entitled “How to Buy, Sell and Exchange Shares—How to Buy Shares—Class B Shares Automatically Convert to Class A Shares”:

Class C Shares Automatically Convert to Class A Shares

Starting on or about April 1, 2019 (the “Effective Date”), Class C shares will be eligible for automatic conversion into Class A shares on a monthly basis approximately ten years after the original date of purchase (the “Conversion Date”). Conversion will take place based on the relative NAV of the two classes, without the imposition of any sales load, fee or other charge. All such automatic conversions of Class C shares will constitute tax-free exchanges for federal income tax purposes.

For shareholders investing in Class C shares through retirement plans or omnibus accounts, and in certain other instances, the Fund and its agents may not have transparency into how

PGIM QMA Global Tactical Allocation Fund	3

long a shareholder has held Class C shares for purposes of determining whether such Class C shares are eligible for automatic conversion into Class A shares, and the relevant financial intermediary may not have the ability to track purchases in order to credit individual shareholders’ holding periods. In these circumstances, the Fund will not be able to automatically convert Class C shares into Class A shares as described above. In order to determine eligibility for conversion in these circumstances, it is the responsibility of the financial intermediary to notify the Fund that the shareholder is eligible for the conversion of Class C shares to Class A shares, and the financial intermediary may be required to maintain and provide the Fund with records that substantiate the holding period of Class C shares. It is the financial intermediary’s (and not the Fund’s) responsibility to keep records of transactions made in accounts it holds and to ensure that the shareholder is credited with the proper holding period based on such records or those provided to the financial intermediary by the shareholder. Please consult with your financial intermediary for the applicability of this conversion feature to your shares.

A financial intermediary may sponsor and/or control accounts, programs or platforms that impose a different conversion schedule or different eligibility requirements for the exchange of Class C shares for Class A shares (see Appendix A: Waivers and Discounts Available From Certain Financial Intermediaries of the Prospectus). Please consult with your financial intermediary if you have any questions regarding your shares’ conversion from Class C shares to Class A shares.

4.

In Part II of each Fund’s Statement of Additional Information, the following disclosure is added immediately following the section entitled “Purchase, Redemption and Pricing of Fund Shares—Share Classes—Automatic Conversion of Class B Shares”:

AUTOMATIC CONVERSION OF CLASS C SHARES. Starting on or about April 1, 2019 (the “Effective Date”), Class C shares will be eligible for automatic conversion into Class A shares on a monthly basis approximately ten years after the original date of purchase (the “Conversion Date”). Conversion will take place based on the relative NAV of the two classes, without the imposition of any sales load, fee or other charge. Class C shares of a Fund acquired through automatic reinvestment of dividends or distributions will convert to Class A shares of the Fund on the Conversion Date pro rata with the converting Class C shares of the Fund that were not acquired through reinvestment of dividends or distributions. All such automatic conversions of Class C shares will constitute tax-free exchanges for federal income tax purposes.

For shareholders investing in Class C shares through retirement plans or omnibus accounts, and in certain other instances, the Fund and its agents may not have transparency into how long a shareholder has held Class C shares for purposes of determining whether such Class C shares are eligible for automatic conversion into Class A shares, and the relevant financial intermediary may not have the ability to track purchases in order to credit individual shareholders’ holding periods. In these circumstances, the Fund will not be able to automatically convert Class C shares into Class A shares as described above. In order to

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determine eligibility for conversion in these circumstances, it is the responsibility of the financial intermediary to notify the Fund that the shareholder is eligible for the conversion of Class C shares to Class A shares, and the financial intermediary may be required to maintain and provide the Fund with records that substantiate the holding period of Class C shares. It is the financial intermediary’s (and not the Fund’s) responsibility to keep records of transactions made in accounts it holds and to ensure that the shareholder is credited with the proper holding period based on such records or those provided to the financial intermediary by the shareholder. Please consult with your financial intermediary for the applicability of this conversion feature to your shares.

Class C shares were generally closed to investments by new group retirement plans effective June 1, 2018. Group retirement plans (and their successor, related and affiliated plans) that have Class C shares of the Fund available to participants on or before the Effective Date may continue to open accounts for new participants in such share class and purchase additional shares in existing participant accounts.

The Fund has no responsibility for monitoring or implementing a financial intermediary’s process for determining whether a shareholder meets the required holding period for conversion. A financial intermediary may sponsor and/or control accounts, programs or platforms that impose a different conversion schedule or different eligibility requirements for the exchange of Class C shares for Class A shares, as set forth on Appendix A: Waivers and Discounts Available From Certain Financial Intermediaries of the Prospectus. In these cases, Class C shareholders may have their shares exchanged for Class A shares under the policies of the financial intermediary. Financial intermediaries will be responsible for making such exchanges in those circumstances. Please consult with your financial intermediary if you have any questions regarding your shares’ conversion from Class C shares to Class A shares.

LR1094

- Not part of the Semiannual Report -

PGIM QMA Global Tactical Allocation Fund	5

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM QMA Global Tactical Allocation Fund informative and useful. The report covers performance for the six-month period ended August 31, 2018.

We have important information to share with you. Effective June 11, 2018, Prudential Mutual Funds were renamed PGIM Funds. This renaming is part of our ongoing effort to further build our reputation and establish our global brand, which began when our firm adopted PGIM Investments as its name in April 2017. Please note that only the Fund’s name has changed. Your Fund’s management and operation, along with its symbols, remained the same.*

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM QMA Global Tactical Allocation Fund

October 15, 2018

*The Prudential Day One Funds did not change their names.

PGIM QMA Global Tactical Allocation Fund	7

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 8/31/18 (without sales charges)	Average Annual Total Returns as of 8/31/18 (with sales charges)
	Six Months* (%)	One Year (%)	Since Inception (%)
Class A	4.22	5.89	2.55 (4/21/15)
Class C	3.76	10.10	3.51 (4/21/15)
Class Z	4.41	12.35	4.56 (4/21/15)
Class R6**	4.41	12.36	4.56 (4/21/15)
Customized Blend Index
	2.65	6.86	5.33
Bloomberg Barclays Global Aggregate Bond Hedged Index
	1.36	0.74	2.13
MSCI World Index (ND)
	3.89	13.10	8.34
Lipper Custom Global Tactical Allocation Funds Average***
	–0.48	2.33	–0.23
Lipper Alternative Multi-Strategy Funds Average***
	0.22	1.27	0.91

Source: PGIM Investments LLC and Lipper Inc.

*Not annualized

**Formerly known as Class Q shares.

***The Lipper Custom Global Tactical Allocation Funds Average is a custom group of funds in the Lipper Alternative Multi-Strategy Funds Performance Universe that employ a global tactical allocation strategy peer. Although Lipper classifies the Fund in the Alternative Multi-Strategy Funds performance universe, the Lipper Custom Global Tactical Allocation Funds Average is used because the funds in the custom peer group provide a more appropriate basis for Fund performance comparisons.

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes and the Lipper Averages are measured from the closest month-end to the Fund’s inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6*
Maximum initial sales charge	5.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	None	None

*Formerly known as Class Q shares.

Benchmark Definitions

Customized Blend Index—The Customized Blend Index is a model portfolio consisting of the MSCI World Index (ND) (50%) and the Bloomberg Barclays Global Aggregate Bond Hedged Index (50%). Each component of the Customized Blend is an unmanaged index generally considered as representing the performance at the Fund’s asset classes. The Customized Blend is intended to provide a theoretical comparison of the Fund’s performance, based on the amounts allocated to various Fund segments.

The MSCI World Index (ND) is a free-float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of the following 23 developed market country indexes: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The MSCI World Index ND is unmanaged and the total return includes the reinvestment of all dividends. The ND version of the MSCI World Index reflects the impact of the maximum withholding taxes on reinvested dividends.

The Bloomberg Barclays Global Aggregate Bond Hedged Index provides a broad-based measure of the global investment-grade fixed rate debt markets. It is comprised of the US Aggregate, Pan-European Aggregate, and the Asian-Pacific Aggregate Indexes. It also includes a wide range of standard and customized subindices by liquidity constraint, sector, quality, and maturity.

Lipper Alternative Multi-Strategy Funds Average—The Lipper Alternative Multi-Strategy Funds Average (Lipper Average) includes funds which seek total returns through the management of several different hedge-like strategies. These funds are typically quantitatively driven to measure the existing relationship between

PGIM QMA Global Tactical Allocation Fund	9

Your Fund’s Performance (continued)

instruments and in some cases to identify positions in which the risk-adjusted spread between these instruments represents an opportunity for the investment manager.

Lipper Custom Global Tactical Allocation Funds Average—The Lipper Custom Global Tactical Allocation Funds Average (Lipper Custom Average) consists only of funds that employ a global tactical allocation strategy within Lipper’s Alternative Multi-Strategy Funds universe, and not the entire Alternative Multi-Strategy Funds universe. These returns do not include the effect of any sales charges or taxes. These returns would be lower if they included the effect of these expenses.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Averages reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended August 31, 2018. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account

PGIM QMA Global Tactical Allocation Fund	11

Fees and Expenses (continued)

value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM QMA Global Tactical Allocation Fund		Beginning Account Value March 1, 2018	Ending Account Value August 31, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,042.20	1.48%	$7.62
	Hypothetical	$1,000.00	$1,017.74	1.48%	$7.53
Class C	Actual	$1,000.00	$1,037.60	2.23%	$11.45
	Hypothetical	$1,000.00	$1,013.96	2.23%	$11.32
Class Z	Actual	$1,000.00	$1,044.10	1.23%	$6.34
	Hypothetical	$1,000.00	$1,019.00	1.23%	$6.26
Class R6**	Actual	$1,000.00	$1,044.10	1.23%	$6.34
	Hypothetical	$1,000.00	$1,019.00	1.23%	$6.26

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended August 31, 2018, and divided by the 365 days in the Fund’s fiscal year ending February 28, 2019 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

**Formerly known as Class Q shares.

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Consolidated Schedule of Investments (unaudited)

as of August 31, 2018

Description			Shares	Value
SHORT-TERM INVESTMENTS 98.0%

AFFILIATED MUTUAL FUND 13.3%
PGIM Core Ultra Short Bond Fund (cost $5,017,825)(w)			5,017,825	$5,017,825

UNAFFILIATED FUND 6.3%
Dreyfus Treasury Securities Cash Management(bb) (cost $2,369,564)			2,369,564	2,369,564

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(n) 78.4%
U.S. Treasury Bills(bb)(k)	1.880%	09/20/18	810	809,311
U.S. Treasury Bills(k)	1.880	09/20/18	2,640	2,637,756
U.S. Treasury Bills(k)	1.885	09/20/18	8,060	8,053,149
U.S. Treasury Bills	1.960	10/18/18	18,100	18,056,143

TOTAL U.S. TREASURY OBLIGATIONS (cost $29,557,208)				29,556,359

TOTAL INVESTMENTS 98.0% (cost $36,944,597)				36,943,748
Other assets in excess of liabilities(z) 2.0%				764,161

NET ASSETS 100.0%				$37,707,909

The following abbreviations are used in the semiannual report:

ASX—Australian Securities Exchange

BIST—Borsa Istanbul Index (Turkish Stock Exhange)

Bovespa—Sao Palo Se Bovespa Index

CAC40—French Stock Market Index

DAX—German Stock Index

FTSE—Financial Times Stock Exchange

IBEX—Spanish Stock Index

JSE—Johannesburg Stock Exchange

KOSPI—Korean Composite Stock Price Index

LME—London Metal Exchange

MIB—Italian Stock Exchange

MSCI—Morgan Stanley Capital International

OMXS30—Nordic Exchange Stockholm Index

OTC—Over-the-counter

PRI—Primary Rate Interface

RBOB—Reformulated Gasoline Blendstock for Oxygen Blending

S&P—Standard & Poor

SGX—Singapore Exchange

SPI—Swiss Performance Index

See Notes to Financial Statements.

PGIM QMA Global Tactical Allocation Fund	13

Consolidated Schedule of Investments (unaudited) (continued)

as of August 31, 2018

STOXX—Stock Index of the Eurozone

TOPIX—Tokyo Stock Price Index

TSX—Toronto Stock Exchange

ULSD—Ultra-Low Sulfur Diesel

WIG20—Warsaw Stock Exchange

WTI—West Texas Intermediate

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

EUR—Euro

GBP—British Pound

JPY—Japanese Yen

KRW—South Korean Won

NOK—Norwegian Krone

NZD—New Zealand Dollar

SEK—Swedish Krona

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(bb)	Represents security held in the Cayman Subsidiary.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown is the effective yield at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts outstanding at August 31, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Long Positions:
57	10 Year Australian Treasury Bonds	Sep. 2018	$40,100,573	$116,213
20	10 Year Euro-Bund	Dec. 2018	3,732,516	16,251
5	10 Year U.K. Gilt	Dec. 2018	792,971	1,426
14	ASX SPI 200 Index	Sep. 2018	1,586,186	40,258
247	BIST National 30 Index	Oct. 2018	442,375	940
21	CAC40 10 Euro	Sep. 2018	1,317,634	(4,277)
1	DAX Index	Sep. 2018	358,368	(653)
56	Euro STOXX 50 Index	Sep. 2018	2,202,923	(48,276)
7	FTSE 100 Index	Sep. 2018	673,737	(11,044)
21	Hang Seng China Enterprises Index	Sep. 2018	1,450,836	(36,254)
34	Mexican Bolsa Index	Sep. 2018	882,885	(11,714)
36	OMXS30 Index	Sep. 2018	652,477	5,476
111	S&P 500 E-Mini Index	Sep. 2018	16,106,655	630,757
14	S&P/ TSX 60 Index	Sep. 2018	2,070,713	4,276
25	SGX Nifty 50 Index	Sep. 2018	586,450	(2,875)

				700,504

	Short Positions:
63	10 Year Canadian Government Bonds	Dec. 2018	6,507,103	(40,069)
10	10 Year Mini Japanese Government Bonds	Sep. 2018	1,352,173	3,870

See Notes to Financial Statements.

14

Financial futures contracts outstanding at August 31, 2018 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Short Positions (cont’d):
31	10 Year U.S. Treasury Notes	Dec. 2018	$3,728,234	$(969)
2	FTSE/ JSE Top 40 Index	Sep. 2018	71,049	(2,211)
17	FTSE/ MIB Index	Sep. 2018	1,997,452	31,050
12	IBEX 35 Index	Sep. 2018	1,307,407	14,667
35	MSCI Taiwan Stock Index	Sep. 2018	1,443,750	(9,800)
1	TOPIX Index	Sep. 2018	156,016	(3,330)
121	WIG20 Index	Sep. 2018	1,520,538	(56,361)
1	Yen Denominated Nikkei 225 Index	Sep. 2018	102,691	(4,185)

				(67,338)

				$633,166

Commodity futures contracts outstanding at August 31, 2018(1):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation Depreciation
	Long Positions:
3	E-Mini Crude Oil	Oct. 2018	$104,700	$3,337
3	Gasoline RBOB	Oct. 2018	251,622	2,963
3	Gold 100 OZ	Oct. 2018	360,480	(16,420)
9	Lean Hogs	Oct. 2018	181,530	1,340
2	Live Cattle	Oct. 2018	87,020	(1,260)
1	LME Nickel	Sep. 2018	76,320	(3,306)
4	Mini Gold	Oct. 2018	153,805	(7,142)
3	Mini Silver	Dec. 2018	43,671	(453)
21	Natural Gas	Oct. 2018	612,360	(7,350)
3	NY Harbor ULSD	Oct. 2018	282,631	5,128
2	Silver	Dec. 2018	145,570	(1,550)
6	WTI Crude	Oct. 2018	418,800	13,500

				(11,213)

	Short Positions:
6	Coffee ’C’	Dec. 2018	229,050	18,225
3	Copper	Dec. 2018	200,325	2,100
3	Corn	Dec. 2018	54,750	(600)
9	LME PRI Aluminum	Sep. 2018	474,637	(13,669)
4	LME Zinc	Sep. 2018	246,425	11,100
23	No. 2 Soft Red Winter Wheat	Dec. 2018	627,325	(4,025)
10	Soybean	Nov. 2018	421,750	5,250

See Notes to Financial Statements.

PGIM QMA Global Tactical Allocation Fund	15

Consolidated Schedule of Investments (unaudited) (continued)

as of August 31, 2018

Commodity futures contracts outstanding at August 31, 2018(1) (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation Depreciation
	Short Positions (cont’d):
32	Soybean Oil	Oct. 2018	$547,392	$(6,720)
26	Sugar #11 (World)	Oct. 2018	308,672	21,549

				33,210

				$21,997

Cash and foreign currency of $49,187 and securities with a combined market value of $3,447,068 have been segregated with Morgan Stanley to cover requirements for open futures contracts at August 31, 2018.

(1)	Represents positions held in the Cayman Subsidiary.

Forward foreign currency exchange contracts outstanding at August 31, 2018:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 09/19/18	Morgan Stanley	GBP	2,900	$3,887,389	$3,762,592	$—	$(124,797)
Canadian Dollar,
Expiring 09/19/18	Morgan Stanley	CAD	5,400	4,161,539	4,139,438	—	(22,101)
Euro,
Expiring 09/19/18	Morgan Stanley	EUR	500	593,048	581,192	—	(11,856)
Expiring 09/19/18	Morgan Stanley	EUR	100	118,114	116,239	—	(1,875)
Japanese Yen,
Expiring 09/19/18	Morgan Stanley	JPY	40,000	364,607	360,484	—	(4,123)
Expiring 09/19/18	Morgan Stanley	JPY	5,000	45,164	45,061	—	(103)
New Zealand Dollar,
Expiring 09/19/18	Morgan Stanley	NZD	50	35,207	33,080	—	(2,127)
Swedish Krona,
Expiring 09/19/18	Morgan Stanley	SEK	1,250	143,691	136,885	—	(6,806)
Swiss Franc,
Expiring 09/19/18	Morgan Stanley	CHF	200	202,979	206,681	3,702	—

				$9,551,738	$9,381,652	3,702	(173,788)

See Notes to Financial Statements.

16

Forward foreign currency exchange contracts outstanding at August 31, 2018 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 09/19/18	Morgan Stanley	AUD	4,200	$3,187,324	$3,019,315	$168,009	$—
Expiring 09/19/18	Morgan Stanley	AUD	200	148,108	143,777	4,331	—
Canadian Dollar,
Expiring 09/19/18	Morgan Stanley	CAD	100	76,252	76,656	—	(404)
New Zealand Dollar,
Expiring 09/19/18	Morgan Stanley	NZD	250	169,893	165,399	4,494	—
Norwegian Krone,
Expiring 09/19/18	Morgan Stanley	NOK	2,250	281,555	268,502	13,053	—
Expiring 09/19/18	Morgan Stanley	NOK	250	31,205	29,834	1,371	—
Swedish Krona,
Expiring 09/19/18	Morgan Stanley	SEK	40,000	4,671,818	4,380,320	291,498	—
Swiss Franc,
Expiring 09/19/18	Morgan Stanley	CHF	4,150	4,241,792	4,288,638	—	(46,846)

				$12,807,947	$12,372,441	482,756	(47,250)

						$486,458	$(221,038)

Total return swap agreements outstanding at August 31, 2018:

Counterparty	Termination Date	Long (Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC Total Return Swap Agreements:
Credit Suisse First Boston Corp.	9/21/18	CHF	(693)	Pay or receive upon termination amounts based on the market value fluctuation of Swiss Market Index Futures	$(23,584)	$—	$(23,584)
Credit Suisse First Boston Corp.	10/17/18	BRL	4,418	Pay or receive upon termination amounts based on the market value fluctuation of Bovespa Index Futures	(23,301)	—	(23,301)
Credit Suisse First Boston Corp.	9/13/18	KRW	(1,626,075)	Pay or receive upon termination amounts based on the market value fluctuation of KOSPI 200 Index	(19,270)	—	(19,270)

					$(66,155)	$—	$(66,155)

See Notes to Financial Statements.

PGIM QMA Global Tactical Allocation Fund	17

Consolidated Schedule of Investments (unaudited) (continued)

as of August 31, 2018

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balance Reported in the Statement of Assets and Liabilities for OTC Swap Agreements Table:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$—	$—	$—	$(66,155)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Fund	$5,017,825	$—	$—
Unaffiliated Fund	2,369,564	—	—
U.S. Treasury Obligations	—	29,556,359	—
Other Financial Instruments*
Financial Futures Contracts	633,166	—	—
Commodity Futures Contracts	21,997	—	—
OTC Forward Foreign Currency Exchange Contracts	—	265,420	—
OTC Total Return Swap Agreements	—	(66,155)	—

Total	$8,042,552	$29,755,624	$—

*

Other financial instruments are derivative instruments not reflected in the Consolidated Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Fund Composition:

The fund composition of investments (excluding derivatives) and other assets in excess of liabilities shown as a percentage of net assets as of August 31, 2018 were as follows:

U.S. Treasury Obligations	78.4%
Affiliated Mutual Fund	13.3
Unaffiliated Fund	6.3%

98.0
Other assets in excess of liabilities	2.0

100.0%

See Notes to Financial Statements.

18

Effects of Derivative Instruments on the Consolidated Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are commodity contracts risk, equity contracts risk, foreign exchange contracts risk, and interest rate contracts risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of August 31, 2018 as presented in the Consolidated Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Consolidated Statement of Assets and Liabilities Location	Fair Value		Consolidated Statement of Assets and Liabilities Location	Fair Value
Commodity contracts	Due from/to broker-variation margin futures	$84,492	*	Due from/to broker-variation margin futures	$62,495	*
Equity contracts	Due from/to broker-variation margin futures	727,424	*	Due from/to broker-variation margin futures	190,980	*
Equity contracts	—	—		Unrealized depreciation on OTC swap agreements	66,155
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	486,458		Unrealized depreciation on OTC forward foreign currency exchange contracts	221,038
Interest rate contracts	Due from/to broker-variation margin futures	137,760	*	Due from/to broker-variation margin futures	41,038	*

		$1,436,134			$581,706

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Consolidated Statement of Assets and Liabilities.

The effects of derivative instruments on the Consolidated Statement of Operations for the six months ended August 31, 2018 are as follows:

See Notes to Financial Statements.

PGIM QMA Global Tactical Allocation Fund	19

Consolidated Schedule of Investments (unaudited) (continued)

as of August 31, 2018

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Commodity contracts	$288,141	$—	$—
Equity contracts	411,099	—	(331,934)
Foreign exchange contracts	—	169,154	—
Interest rate contracts	(1,372)	—	—

Total	$697,868	$169,154	$(331,934)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Commodity contracts	$128,644	$—	$—
Equity contracts	398,658	—	(24,583)
Foreign exchange contracts	—	154,018	—
Interest rate contracts	189,424	—	—

Total	$716,726	$154,018	$(24,583)

For the six months ended August 31, 2018, the Fund’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)	Futures Contracts— Short Positions(1)	Forward Foreign Currency Exchange Contracts—Purchased(2)
$69,620,140	$23,244,225	$14,484,117

	Forward Foreign Currency Exchange Contracts—Sold(2)
	$17,328,245

	Total Return Swap Agreements(1)
	$2,957,391

(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

See Notes to Financial Statements.

20

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives where the legal right to set-off exists, is presented in the summary below.

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Credit Suisse First Boston Corp.	$—	$(66,155)	$(66,155)	$—	$(66,155)
Morgan Stanley	486,458	(221,038)	265,420	(250,000)	15,420

	$486,458	$(287,193)	$199,265	$(250,000)	$(50,735)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Consolidated Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM QMA Global Tactical Allocation Fund	21

Consolidated Statement of Assets & Liabilities (unaudited)

as of August 31, 2018

Assets
Investments at value:
Unaffiliated investments (cost $31,926,772)	$31,925,923
Affiliated investments (cost $5,017,825)	5,017,825
Foreign currency, at value (cost $644,421)	639,074
Receivable for Fund shares sold	835,150
Unrealized appreciation on OTC forward foreign currency exchange contracts	486,458
Deposit with broker for futures	49,187
Interest receivable	3,464

Total Assets	38,957,081

Liabilities
Payable for Fund shares reacquired	793,008
Unrealized depreciation on OTC forward foreign currency exchange contracts	221,038
Accrued expenses and other liabilities	83,808
Due to broker—variation margin futures	73,010
Unrealized depreciation on OTC swap agreements	66,155
Management fee payable	11,633
Distribution fee payable	381
Affiliated transfer agent fee payable	139

Total Liabilities	1,249,172

Net Assets	$37,707,909

Net assets were comprised of:
Shares of beneficial interest, at par	$3,795
Paid-in capital in excess of par	37,712,568

37,716,363
Accumulated net investment loss	(110,806)
Accumulated net realized loss on investment and foreign currency transactions	(745,690)
Net unrealized appreciation on investments and foreign currencies	848,042

Net assets, August 31, 2018	$37,707,909

See Notes to Financial Statements.

22

Class A
Net asset value, and redemption price per share,
($ 1,298,352 ÷ 131,223 shares of beneficial interest issued and outstanding)	$9.89
Maximum sales charge (5.50% of offering price)	0.58

Maximum offering price to public	$10.47

Class C
Net asset value, offering price and redemption price per share,
($ 157,853 ÷ 16,279 shares of beneficial interest issued and outstanding)	$9.70

Class Z
Net asset value, offering price and redemption price per share,
($ 1,398,540 ÷ 140,638 shares of beneficial interest issued and outstanding)	$9.94

Class R6
Net asset value, offering price and redemption price per share,
($ 34,853,164 ÷ 3,507,058 shares of beneficial interest issued and outstanding)	$9.94

See Notes to Financial Statements.

PGIM QMA Global Tactical Allocation Fund	23

Consolidated Statement of Operations (unaudited)

Six Months Ended August 31, 2018

Net Investment Income (Loss)
Income
Interest income	$254,552
Affiliated dividend income	35,696
Unaffiliated dividend income	20,351

Total income	310,599

Expenses
Management fee	221,684
Distribution fee(a)	2,010
Custodian and accounting fees	58,928
Registration fees(a)	28,645
Audit fee	25,053
Shareholders’ reports	12,440
Legal fees and expenses	9,475
Trustees’ fees	6,283
Transfer agent’s fees and expenses (including affiliated expense of $392)(a)	854
Miscellaneous	6,544

Total expenses	371,916
Less: Fee waiver and/or expense reimbursement(a)	(151,786)
Distribution fee waiver(a)	(235)

Net expenses	219,895

Net investment income (loss)	90,704

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Futures transactions	697,868
Forward currency contract transactions	169,154
Swap agreement transactions	(331,934)
Foreign currency transactions	63,593

598,681

Net change in unrealized appreciation (depreciation) on:
Investments	2,338
Futures	716,726
Forward currency contracts	154,018
Swap agreements	(24,583)
Foreign currencies	(1,933)

846,566

Net gain (loss) on investment and foreign currency transactions	1,445,247

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,535,951

See Notes to Financial Statements.

24

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	1,409	601	—	—
Registration fees	7,162	7,161	7,161	7,161
Transfer agent’s fees and expenses	568	127	142	17
Fee waiver and/or expense reimbursement	(10,956)	(7,702)	(8,465)	(124,663)
Distribution fee waiver	(235)	—	—	—

See Notes to Financial Statements.

PGIM QMA Global Tactical Allocation Fund	25

Consolidated Statements of Changes in Net Assets (unaudited)

	Six Months Ended August 31, 2018	Year Ended February 28, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$90,704	$(118,062)
Net realized gain (loss) on investment and foreign currency transactions	598,681	3,806,523
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	846,566	(944,157)

Net increase (decrease) in net assets resulting from operations	1,535,951	2,744,304

Dividends and Distributions
Dividends from net investment income
Class A	—	—
Class C	—	—
Class Z	—	(262)
Class R6	—	(55,647)

	—	(55,909)

Distributions from net realized gains
Class A	(45,891)	(45,057)
Class C	(6,561)	(5,177)
Class Z	(14,613)	(13,439)
Class R6	(1,741,500)	(2,279,700)

	(1,808,565)	(2,343,373)

Fund share transactions
Net proceeds from shares sold	1,765,954	547,281
Net asset value of shares issued in reinvestment of dividends and distributions	1,808,473	2,398,352
Cost of shares reacquired	(70,709)	(199,029)

Net increase (decrease) in net assets from Fund share transactions	3,503,718	2,746,604

Total increase (decrease)	3,231,104	3,091,626

Net Assets:
Beginning of period	34,476,805	31,385,179

End of period(a)	$37,707,909	$34,476,805

(a) Includes undistributed/(distributions in excess of) net investment income of:	$(110,806)	$(201,510)

See Notes to Financial Statements.

26

Consolidated Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 3 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust was established as a Delaware business trust on January 28, 2000. The Trust currently consists of six funds: PGIM Global Absolute Return Bond Fund, PGIM Jennison Focused Growth Fund, PGIM QMA Large-Cap Value Fund (formerly known as Prudential QMA Strategic Value Fund) and PGIM Unconstrained Bond Fund, each of which are diversified funds and PGIM QMA Global Tactical Allocation Fund and PGIM Real Assets Fund, each of which are non-diversified funds for purposes of the 1940 Act and may invest a greater percentage of their assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund. These consolidated financial statements relate only to the PGIM QMA Global Tactical Allocation Fund (the “Fund”). Effective June 11, 2018, the Funds’ names were changed by replacing “Prudential” with “PGIM” and each Fund’s Class Q shares were renamed Class R6 shares.

The investment objective of the Fund is to seek long-term risk adjusted total return.

The Fund wholly owns and controls the PGIM QMA Global Tactical Allocation Subsidiary, Ltd. (the “Subsidiary”), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the 1940 Act. The Trust’s Board of Trustees has oversight responsibility for the investment activities of the Fund, including its investment in the Subsidiary, and the Fund’s role as sole shareholder of the Subsidiary. The Subsidiary is subject to the same investment restrictions and limitations, and follows the same compliance policies and procedures, as the Fund. The consolidated financial statements of the Fund include the financial results of the Subsidiary.

In accordance with the accounting rules relating to reporting of a wholly-owned subsidiary, the Consolidated Schedule of Investments includes positions of the Fund and the Subsidiary. These consolidated financial statements include the accounts of the Fund and the Subsidiary. All significant inter-company balances and transactions between the Fund and the Subsidiary have been eliminated in consolidation. The Fund will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary participates in the same investment goal as the Fund. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Fund) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund. The portion of the Fund’s or Subsidiary’s assets exposed to any particular commodity,

PGIM QMA Global Tactical Allocation Fund	27

Consolidated Notes to Financial Statements (unaudited) (continued)

derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

To the extent of the Fund’s investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.

The Fund’s disclosures and operations will be subject to compliance with applicable regulations governing commodity pools in accordance with Commodity Futures Trading Commission rules.

As of August 31, 2018, the Subsidiary had net assets of $3,157,447 representing 8.4% of the Fund’s net assets.

1. Accounting Policies

The Fund and the Subsidiary (collectively hereafter, the “Fund”) follow investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its consolidated financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Pursuant to the Board’s delegation, a Valuation Committee has been established as two persons, being one or more officers of the Trust, including: the Trust’s Treasurer (or the Treasurer’s direct reports); and the Trust’s Chief or Deputy Chief Compliance Officer (or Vice-President-level direct reports of the Chief or Deputy Chief Compliance Officer). Under the current valuation procedures, the Valuation Committee of the Board is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation

28

Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Consolidated Schedule of Investments.

Derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

OTC derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches,

PGIM QMA Global Tactical Allocation Fund	29

Consolidated Notes to Financial Statements (unaudited) (continued)

including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at

30

approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Trustees of the Trust. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts

PGIM QMA Global Tactical Allocation Fund	31

Consolidated Notes to Financial Statements (unaudited) (continued)

are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation (depreciation) on investments and foreign currencies. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Consolidated Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life.

Commodities: The Fund gains exposure to commodity markets through direct investment of the Fund’s assets or through the Subsidiary. The Fund gains exposure to the commodity markets primarily through exchange-traded futures on commodities held by the Subsidiary. The Fund may invest up to 25% of its Fund’s total assets in the Subsidiary. The Subsidiary may invest in commodity investments without limit. The Fund invests in the Subsidiary in order to gain exposure to commodities within the limitations of the federal tax law requirements applicable to regulated investment companies such as the Fund. The Fund may also gain direct exposure to commodities through direct investment in certain exchange-traded funds (ETFs). Commodities are assets that have tangible properties, such as oil, agriculture products and precious metals. The value of commodities may be affected by, among other things, changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargos, tariffs and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity linked instruments than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional risks which subject the Fund’s investments to greater volatility than investments in traditional securities.

Financial/Commodity Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the

32

contract expires or is closed, the gain (loss) is realized and is presented in the Consolidated Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The Fund invested in commodity futures contracts in order to hedge or gain exposure to commodity markets. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund entered into total return swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered commodities exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Centrally cleared swaps pay or receive an amount, known as “variation margin”, based on daily changes in the valuation of the swap contract. Payments received or paid by the Fund are recorded as realized gains (losses) upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Consolidated Statements of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Consolidated Schedule of Investments.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a fixed amount. The Fund is subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. The Fund entered into total return swaps to manage its exposure to a security or an index. The Fund’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Fund’s favor, from the point of entering into the contract.

Master Netting Arrangements: The Trust, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all

PGIM QMA Global Tactical Allocation Fund	33

Consolidated Notes to Financial Statements (unaudited) (continued)

the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Consolidated Statement of Assets and Liabilities.

The Trust, on behalf of the Fund, is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Consolidated Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Consolidated Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any

34

election by the counterparty for early termination of the contract(s) may impact the amounts reported on consolidated financial statements.

As of August 31, 2018, the Fund has not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Consolidated Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fee, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates.

PGIM QMA Global Tactical Allocation Fund	35

Consolidated Notes to Financial Statements (unaudited) (continued)

2. Agreements

The Trust, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the Subadviser’s performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Fund. PGIM Investments administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by, the Fund’s custodian (the Custodian), and the Fund’s transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM Investments has entered into a subadvisory agreement with Quantitative Management Associates, LLC (“QMA”). The subadvisory agreement provides that QMA will furnish investment advisory services in connection with the management of the Fund. In connection therewith, QMA is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of QMA, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

Effective July 1, 2018, the management fee paid to PGIM Investments is accrued daily and payable monthly at an annual rate of 1.10% of the Fund’s average daily net assets up to and including $1 billion, 1.08% of the next $2 billion, 1.06% of the next $2 billion, 1.05% of the next $5 billion and 1.04% of average daily net assets in excess of $10 billion. Prior to July 1, 2018, the management fee paid to PGIM Investments was accrued daily and payable monthly, at an annual rate of 1.15% of the Fund’s average daily net assets up to and including $1 billion, 1.13% of the next $2 billion, 1.11% of the next $2 billion, 1.10% of the next $5 billion and 1.09% of average daily net assets in excess of $10 billion (including the Subsidiary). The effective consolidated management fee rate before any waivers and/or expense reimbursements, was 1.25% for the six months ended August 31, 2018.

Effective July 1, 2018, PGIM Investments has contractually agreed, through June 30, 2020, to limit total annual fund operating expenses after fee waivers and/or expense reimbursements to 1.45% of average daily net assets for Class A shares, 2.20% of average daily net assets for Class C shares, 1.20% of average daily net assets for Class Z shares and 1.20% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and

36

certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Where applicable, PGIM Investments agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class. In addition, total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares. Prior to July 1, 2018, PGIM Investments had contractually agreed to limit the net annual operating expenses (exclusive of distribution and service (12b-1) fees, taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, acquired fund fees and expenses, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales) of each class of shares of the Fund to 1.25% of the Fund’s average daily net assets. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Subsidiary has entered into a separate management agreement with PGIM Investments whereby PGIM Investments provides advisory and other services to the Subsidiary substantially similar to the services provided by PGIM Investments to the Fund as discussed above. In consideration for these services, the Subsidiary will pay the Manager a monthly fee at the annual rate of 1.10% of the Subsidiary’s average daily net assets up to and including $1 billion, 1.08% on the next $2 billion of average daily net assets, 1.06% on the next $2 billion of average daily net assets, 1.05% on the next $5 billion of average daily net assets and 1.04% on the average daily net assets in excess of $10 billion. PGIM Investments has contractually agreed to waive any management fee it receives from the Fund in an amount equal to the management fees paid by the Subsidiary. This waiver will remain in effect for so long as the Fund remains invested or intends to invest in the Subsidiary. PGIM Investments also has entered into a separate Subadvisory Agreement with QMA relating to the Subsidiary.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, Class C, Class Z, and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to plans of distribution (the “Distribution Plans”) regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor for the Class Z and Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30%, and 1% of the average daily net assets of the Class A and Class C shares, respectively. Through June 30, 2019, PIMS has contractually agreed to limit such fees to 0.25% of the average daily net assets of the Class A shares.

PIMS has advised the Fund that it received $9,350 in front-end sales charges resulting from sales of Class A shares during the six months ended August 31, 2018. From these fees,

PGIM QMA Global Tactical Allocation Fund	37

Consolidated Notes to Financial Statements (unaudited) (continued)

PIMS paid such sales charges to broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended August 31, 2018, it received $242 in contingent deferred sales charges imposed upon redemptions by certain Class C shareholders.

PGIM Investments, PIMS and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Consolidated Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board. For the reporting period ended August 31, 2018, no such transactions were entered into by the Fund.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Earnings from the Core Fund are disclosed on the Consolidated Statement of Operations as “Affiliated dividend income”.

4. Portfolio Securities

There were no purchases or sales of portfolio securities, other than short-term investments, for the six months ended August 31, 2018.

38

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual fund for the six months ended August 31, 2018, is presented as follows:

Affiliated Mutual Fund*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
PGIM Core Ultra Short Bond Fund	$8,581,300	$53,309,067	$56,872,542	$—	$—	$5,017,825	5,017,825	$35,696

*	The Fund did not have any capital gain distributions during the reporting period.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of August 31, 2018 were as follows:

Tax Basis	$38,399,149

Gross Unrealized Appreciation	486,458
Gross Unrealized Depreciation	(1,087,431)

Net Unrealized Depreciation	$(600,973)

The book basis may differ from tax basis due to certain tax-related adjustments.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s consolidated financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital and Ownership

The Fund offers Class A, Class C, Class Z, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class Z and Class R6 shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

PGIM QMA Global Tactical Allocation Fund	39

Consolidated Notes to Financial Statements (unaudited) (continued)

The Trust has authorized an unlimited number of shares of beneficial interest at $0.001 par value per share.

As of August 31, 2018, Prudential, through its affiliate entities, including affiliated funds (if applicable), owned 1,159 Class C shares, 1,169 Class Z shares and 3,507,058 Class R6 shares of the Fund. At reporting period end, one shareholder of record held 93% of the Fund’s outstanding shares on behalf of multiple beneficial owners, of which all were held by an affiliate of Prudential.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended August 31, 2018:
Shares sold	50,724	$497,885
Shares issued in reinvestment of dividends and distributions	4,707	45,800
Shares reacquired	(1,495)	(14,682)

Net increase (decrease) in shares outstanding	53,936	$529,003

Year ended February 28, 2018:
Shares sold	39,648	$392,041
Shares issued in reinvestment of dividends and distributions	4,510	44,126
Shares reacquired	(12,513)	(123,914)

Net increase (decrease) in shares outstanding	31,645	$312,253

Class C
Six months ended August 31, 2018:
Shares sold	10,933	$106,342
Shares issued in reinvestment of dividends and distributions	686	6,561
Shares reacquired	(4,749)	(45,804)

Net increase (decrease) in shares outstanding	6,870	$67,099

Year ended February 28, 2018:
Shares sold	5,358	$53,200
Shares issued in reinvestment of dividends and distributions	536	5,178
Shares reacquired	(6,169)	(61,629)

Net increase (decrease) in shares outstanding	(275)	$(3,251)

Class Z
Six months ended August 31, 2018:
Shares sold	116,964	$1,161,727
Shares issued in reinvestment of dividends and distributions	1,496	14,613
Shares reacquired	(1,050)	(10,223)

Net increase (decrease) in shares outstanding	117,410	$1,166,117

Year ended February 28, 2018:
Shares sold	10,146	$102,040
Shares issued in reinvestment of dividends and distributions	1,396	13,701
Shares reacquired	(323)	(3,207)

Net increase (decrease) in shares outstanding	11,219	$112,534

40

Class R6	Shares	Amount
Six months ended August 31, 2018:
Shares issued in reinvestment of dividends and distributions	178,249	$1,741,499

Net increase (decrease) in shares outstanding	178,249	$1,741,499

Year ended February 28, 2018:
Shares issued in reinvestment of dividends and distributions	238,372	$2,335,347
Shares reacquired	(1,059)	(10,279)

Net increase (decrease) in shares outstanding	237,313	$2,325,068

7. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 5, 2017 through October 4, 2018. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly.

Subsequent to the reporting period end, the SCA has been renewed effective October 4, 2018 and will continue to provide a commitment of $900 million through October 3, 2019. The commitment fee paid by the Funds will continue to be 0.15% of the unused portion of the SCA. The interest on borrowings under both SCAs is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month London Interbank Offering Rate or (3) zero percent.

Other affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended August 31, 2018.

8. Other Risks

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze

PGIM QMA Global Tactical Allocation Fund	41

Consolidated Notes to Financial Statements (unaudited) (continued)

and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

Interest Rate Risk: The value of an investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk. The Fund may face a heightened level of interest rate risk as a result of the US Federal Reserve Board’s policies. The Fund’s investments may lose value if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Liquidity Risk: The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk exists when particular investments made by the Fund are difficult to purchase or sell. Liquidity risk includes the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. The reduction in dealer market-making capacity in the fixed-income markets that has occurred in recent years also has the potential to reduce liquidity. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or

42

guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-Diversification Risk: The Fund is non-diversified, meaning that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified Fund. Investing in a non-diversified Fund involves greater risk than investing in a diversified Fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified Fund.

US Government and Agency Securities Risk: US Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all US Government securities are insured or guaranteed by the full faith and credit of the US Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. In addition, the value of US Government securities may be affected by changes in the credit rating of the US Government.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management has evaluated the implications of certain provisions of ASU No. 2018-13 and has determined to early adopt aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately. At this time, management is evaluating the implications of certain provisions of the ASU related to new disclosure requirements and any impact on the financial statement disclosures has not yet been determined.

PGIM QMA Global Tactical Allocation Fund	43

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended August 31,		Year Ended February 28,		April 21, 2015(a) through February 29,
	2018		2018	2017	2016
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00		$9.91	$9.24	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.01		(0.06)	(0.11)	(0.12)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.40		0.87	1.03	(0.64)
Total from investment operations	0.41		0.81	0.92	(0.76)
Less Dividends and Distributions:
Dividends from net investment income	-		-	(0.25)	-
Distributions from net realized gains	(0.52)		(0.72)	-	-
Total dividends and distributions	(0.52)		(0.72)	(0.25)	-
Net asset value, end of period	$9.89		$10.00	$9.91	$9.24
Total Return(c):	4.22%		8.51%	10.25%	(7.60)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,298		$773	$452	$127
Average net assets (000)	$932		$620	$359	$57
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.48%	(e)	1.50%	1.50%	1.50%	(e)
Expenses before waivers and/or expense reimbursement	3.86%	(e)	4.31% (f)	2.85%	4.00%	(e)
Net investment income (loss)	0.30%	(e)	(0.58)%	(1.17)%	(1.45	)%(e)
Portfolio turnover rate(g)	0%	(h)	0%	0%	0%	(h)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Effective January 1, 2018, class specific expenses include Transfer Agent Fees and expenses and Registration Fees, which are charged to their respective share class.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(h)	Not annualized.

See Notes to Financial Statements.

44

Class C Shares
	Six Months Ended August 31,		Year Ended February 28,		April 21, 2015(a) through February 29,
	2018		2018	2017	2016
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.85		$9.85	$9.18	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.02)		(0.14)	(0.18)	(0.18)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.39		0.86	1.04	(0.64)
Total from investment operations	0.37		0.72	0.86	(0.82)
Less Dividends and Distributions:
Dividends from net investment income	-		-	(0.19)	-
Distributions from net realized gains	(0.52)		(0.72)	-	-
Total dividends and distributions	(0.52)		(0.72)	(0.19)	-
Net asset value, end of period	$9.70		$9.85	$9.85	$9.18
Total Return(c):	3.87%		7.63%	9.57%	(8.20)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$158		$93	$95	$77
Average net assets (000)	$119		$88	$85	$63
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	2.23%	(e)	2.25%	2.25%	2.25%	(e)
Expenses before waivers and/or expense reimbursement	15.05%	(e)	15.86% (f)	3.58%	5.08%	(e)
Net investment income (loss)	(0.44	)%(e)	(1.38)%	(1.93)%	(2.20	)%(e)
Portfolio turnover rate(g)	0%	(h)	0%	0%	0%	(h)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Effective January 1, 2018, class specific expenses include Transfer Agent Fees and expenses and Registration Fees, which are charged to their respective share class.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(h)	Not annualized.

See Notes to Financial Statements.

PGIM QMA Global Tactical Allocation Fund	45

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended August 31,		Year Ended February 28,		April 21, 2015(a) through February 29,
	2018		2018	2017	2016
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.03		$9.94	$9.25	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.03		(0.03)	(0.09)	(0.10)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.40		0.86	1.05	(0.65)
Total from investment operations	0.43		0.83	0.96	(0.75)
Less Dividends and Distributions:
Dividends from net investment income	-		(0.02)	(0.27)	-
Distributions from net realized gains	(0.52)		(0.72)	-	-
Total dividends and distributions	(0.52)		(0.74)	(0.27)	-
Net asset value, end of period	$9.94		$10.03	$9.94	$9.25
Total Return(c):	4.41%		8.68%	10.70%	(7.50)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,399		$233	$119	$20
Average net assets (000)	$322		$170	$71	$13
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.23%	(e)	1.25%	1.25%	1.25%	(e)
Expenses before waivers and/or expense reimbursement	6.44%	(e)	8.69% (f)	2.54%	3.97%	(e)
Net investment income (loss)	0.69%	(e)	(0.32)%	(0.91)%	(1.20	)%(e)
Portfolio turnover rate(g)	0%	(h)	0%	0%	0%	(h)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Effective January 1, 2018, class specific expenses include Transfer Agent Fees and expenses and Registration Fees, which are charged to their respective share class.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(h)	Not annualized.

See Notes to Financial Statements.

46

Class R6 Shares
	Six Months Ended August 31,		Year Ended February 28,		April 21, 2015(a) through February 29,
	2018		2018	2017	2016
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.03		$9.94	$9.25	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.03		(0.04)	(0.09)	(0.10)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.40		0.87	1.05	(0.65)
Total from investment operations	0.43		0.83	0.96	(0.75)
Less Dividends and Distributions:
Dividends from net investment income	-		(0.02)	(0.27)	-
Distributions from net realized gains	(0.52)		(0.72)	-	-
Total dividends and distributions	(0.52)		(0.74)	(0.27)	-
Net asset value, end of period	$9.94		$10.03	$9.94	$9.25
Total Return(c):	4.41%		8.69%	10.70%	(7.50)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$34,853		$33,378	$30,718	$27,769
Average net assets (000)	$33,918		$31,730	$28,961	$28,796
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.23%	(e)	1.25%	1.25%	1.25%	(e)
Expenses before waivers and/or expense reimbursement	1.96%	(e)	2.10% (f)	2.38%	3.33%	(e)
Net investment income (loss)	0.52%	(e)	(0.36)%	(0.93)%	(1.20	)%(e)
Portfolio turnover rate(g)	0%	(h)	0%	0%	0%	(h)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Effective January 1, 2018, class specific expenses include Transfer Agent Fees and expenses and Registration Fees, which are charged to their respective share class.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(h)	Not annualized.

See Notes to Financial Statements.

PGIM QMA Global Tactical Allocation Fund	47

Approval of Advisory Agreements (unaudited)

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of PGIM QMA Global Tactical Allocation Fund (the “Fund”)1 consists of twelve individuals, nine of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Nominating and Governance Committee, and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with Quantitative Management Associates LLC (“QMA”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 7, 2018 and on June 19-21, 2018 and approved the renewal of the agreements through July 31, 2019, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and QMA. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular Board

[1]	PGIM QMA Global Tactical Allocation Fund is a series of Prudential Investment Portfolios 3.

PGIM QMA Global Tactical Allocation Fund

Approval of Advisory Agreements (continued)

meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 7, 2018 and on June 19-21, 2018.

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and QMA, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and QMA. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by QMA, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and QMA, and also considered the qualifications, backgrounds and responsibilities of the QMA portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ and QMA’s organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments and QMA. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to PGIM Investments and QMA. The Board noted that QMA is affiliated with PGIM Investments.

Visit our website at pgiminvestments.com

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by QMA, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and QMA under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PGIM Investments to the Fund during the year ended December 31, 2017 exceeded the management fees paid by the Fund, resulting in an operating loss to PGIM Investments. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

PGIM QMA Global Tactical Allocation Fund

Approval of Advisory Agreements (continued)

Other Benefits to PGIM Investments and QMA

The Board considered potential ancillary benefits that might be received by PGIM Investments, QMA and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), and benefits to its reputation as well as other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by QMA included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and QMA were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional specific factors and made related conclusions relating to the historical performance of the Fund for the one-year period ended December 31, 2017. The Board considered that the Fund commenced operations on April 21, 2015 and that longer-term performance was not yet available.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended February 28, 2017. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe, which was used to consider performance, and the Peer Group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also may have provided supplemental Peer Universe or Peer Group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth gross performance comparisons (which do not reflect the impact on performance of

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fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Fund outperformed its benchmark index over the one-year period.
•	The Board noted that the Fund does not yet have a three-year performance record and that, therefore, the subadviser should have more time to develop that record.
•

The Board and PGIM Investments agreed to enhance the existing expense cap, such that effective July 1, 2018 the expense cap (exclusive of certain fees and expenses) is 1.45% for Class A shares, 2.20% for Class C shares, 1.20% for Class Z shares, and 1.20% for Class R6 shares through June 30, 2020. In addition, PGIM Investments is obligated to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class.

•

The Board and PGIM Investments also agreed to permanently reduce the Fund’s management fee schedule such that effective July 1, 2018, the new management fee schedule is 1.10% on average daily net assets to $1 billion, 1.08% on average daily net assets from $1 billion to $3 billion, 1.06% on average daily net assets from $3 billion to $5 billion, 1.05% on average daily net assets from $5 billion to $10 billion, and 1.04% on average daily net assets over $10 billion.

•	The Board and PGIM Investments also agreed to contractually reduce the Fund’s subadvisory fee schedule such that effective July 1, 2018 the new subadvisory fee is 0.65% of average daily net assets.
•

The Board concluded that in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements with the permanent management fee and subadvisory fee reduction.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM QMA Global Tactical Allocation Fund

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling
(800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Brian D. Nee, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Dino Capasso, Vice President and Deputy Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM QMA Global Tactical Allocation Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM QMA GLOBAL TACTICAL ALLOCATION FUND

SHARE CLASS	A	C	Z	R6*
NASDAQ	PTALX	PTCLX	PTZLX	PTQLX
CUSIP	74440K728	74440K710	74440K686	74440K694

* Formerly known as Class Q shares.

MF227E2

PGIM UNCONSTRAINED BOND FUND

(Formerly known as Prudential Unconstrained Bond Fund)

SEMIANNUAL REPORT

AUGUST 31, 2018

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: To seek positive returns over the long term, regardless of market conditions

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of August 31, 2018 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2018 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PGIM FUNDS — UPDATE

The Board of Directors/Trustees for the Fund has approved the implementation of an automatic conversion feature for Class C shares, effective as of April 1, 2019. To reflect these changes, effective April 1, 2019, the section of the Fund’s Prospectus entitled “How to Buy, Sell and Exchange Fund Shares—How to Exchange Your Shares—Frequent Purchases and Redemptions of Fund Shares” is restated to read as follows:

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

1.	In each Fund’s Statutory Prospectus, the following is added at the end of the section entitled “Fund Distributions And Tax Issues—If You Sell or Exchange Your Shares”:

Automatic Conversion of Class C Shares

The conversion of Class C shares into Class A shares—which happens automatically approximately 10 years after purchase—is not a taxable event for federal income tax purposes. For more information about the automatic conversion of Class C shares, see Class C Shares Automatically Convert to Class A Shares in How to Buy, Sell and Exchange Fund Shares.

2.

In each Fund’s Statutory Prospectus, the following sentence is added at the end of the section entitled “How to Buy, Sell and Exchange Shares—Closure of Certain Share Classes to New Group Retirement Plans”:

Shareholders owning Class C shares may continue to hold their Class C shares until the shares automatically convert to Class A shares under the conversion schedule, or until the shareholder redeems their Class C shares.

3.

In each Fund’s Statutory Prospectus, the following disclosure is added immediately following the section entitled “How to Buy, Sell and Exchange Shares—How to Buy Shares—Class B Shares Automatically Convert to Class A Shares”:

Class C Shares Automatically Convert to Class A Shares

Starting on or about April 1, 2019 (the “Effective Date”), Class C shares will be eligible for automatic conversion into Class A shares on a monthly basis approximately ten years after the original date of purchase (the “Conversion Date”). Conversion will take place based on the relative NAV of the two classes, without the imposition of any sales load, fee or other charge. All such automatic conversions of Class C shares will constitute tax-free exchanges for federal income tax purposes.

For shareholders investing in Class C shares through retirement plans or omnibus accounts, and in certain other instances, the Fund and its agents may not have transparency into how long a shareholder has held Class C shares for purposes of

PGIM Unconstrained Bond Fund	3

determining whether such Class C shares are eligible for automatic conversion into Class A shares, and the relevant financial intermediary may not have the ability to track purchases in order to credit individual shareholders’ holding periods. In these circumstances, the Fund will not be able to automatically convert Class C shares into Class A shares as described above. In order to determine eligibility for conversion in these circumstances, it is the responsibility of the financial intermediary to notify the Fund that the shareholder is eligible for the conversion of Class C shares to Class A shares, and the financial intermediary may be required to maintain and provide the Fund with records that substantiate the holding period of Class C shares. It is the financial intermediary’s (and not the Fund’s) responsibility to keep records of transactions made in accounts it holds and to ensure that the shareholder is credited with the proper holding period based on such records or those provided to the financial intermediary by the shareholder. Please consult with your financial intermediary for the applicability of this conversion feature to your shares.

A financial intermediary may sponsor and/or control accounts, programs or platforms that impose a different conversion schedule or different eligibility requirements for the exchange of Class C shares for Class A shares (see Appendix A: Waivers and Discounts Available From Certain Financial Intermediaries of the Prospectus). Please consult with your financial intermediary if you have any questions regarding your shares’ conversion from Class C shares to Class A shares.

4.

In Part II of each Fund’s Statement of Additional Information, the following disclosure is added immediately following the section entitled “Purchase, Redemption and Pricing of Fund Shares—Share Classes—Automatic Conversion of Class B Shares”:

AUTOMATIC CONVERSION OF CLASS C SHARES. Starting on or about April 1, 2019 (the “Effective Date”), Class C shares will be eligible for automatic conversion into Class A shares on a monthly basis approximately ten years after the original date of purchase (the “Conversion Date”). Conversion will take place based on the relative NAV of the two classes, without the imposition of any sales load, fee or other charge. Class C shares of a Fund acquired through automatic reinvestment of dividends or distributions will convert to Class A shares of the Fund on the Conversion Date pro rata with the converting Class C shares of the Fund that were not acquired through reinvestment of dividends or distributions. All such automatic conversions of Class C shares will constitute tax-free exchanges for federal income tax purposes.

For shareholders investing in Class C shares through retirement plans or omnibus accounts, and in certain other instances, the Fund and its agents may not have transparency into how long a shareholder has held Class C shares for purposes of determining whether such Class C shares are eligible for automatic conversion into Class A shares, and the relevant financial intermediary may not have the ability to track purchases in order to credit individual shareholders’ holding periods. In these circumstances, the Fund will not be able to automatically convert Class C shares into Class A shares as described above. In order to determine eligibility for conversion in these circumstances, it is the responsibility of the financial intermediary to notify the Fund that the shareholder is

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eligible for the conversion of Class C shares to Class A shares, and the financial intermediary may be required to maintain and provide the Fund with records that substantiate the holding period of Class C shares. It is the financial intermediary’s (and not the Fund’s) responsibility to keep records of transactions made in accounts it holds and to ensure that the shareholder is credited with the proper holding period based on such records or those provided to the financial intermediary by the shareholder. Please consult with your financial intermediary for the applicability of this conversion feature to your shares.

Class C shares were generally closed to investments by new group retirement plans effective June 1, 2018. Group retirement plans (and their successor, related and affiliated plans) that have Class C shares of the Fund available to participants on or before the Effective Date may continue to open accounts for new participants in such share class and purchase additional shares in existing participant accounts.

The Fund has no responsibility for monitoring or implementing a financial intermediary’s process for determining whether a shareholder meets the required holding period for conversion. A financial intermediary may sponsor and/or control accounts, programs or platforms that impose a different conversion schedule or different eligibility requirements for the exchange of Class C shares for Class A shares, as set forth on Appendix A: Waivers and Discounts Available From Certain Financial Intermediaries of the Prospectus. In these cases, Class C shareholders may have their shares exchanged for Class A shares under the policies of the financial intermediary. Financial intermediaries will be responsible for making such exchanges in those circumstances. Please consult with your financial intermediary if you have any questions regarding your shares’ conversion from Class C shares to Class A shares.

LR1094

- Not part of the Semiannual Report -

PGIM Unconstrained Bond Fund	5

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Unconstrained Bond Fund informative and useful. The report covers performance for the six-month period ended August 31, 2018.

We have important information to share with you. Effective June 11, 2018, Prudential Mutual Funds were renamed PGIM Funds. This renaming is part of our ongoing effort to further build our reputation and establish our global brand, which began when our firm adopted PGIM Investments as its name in April 2017. Please note that only the Fund’s name has changed. Your Fund’s management and operation, along with its symbols, remained the same.*

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Unconstrained Bond Fund

October 15, 2018

*The Prudential Day One Funds did not change their names.

PGIM Unconstrained Bond Fund	7

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 8/31/18 (without sales charges)	Average Annual Total Returns as of 8/31/18 (with sales charges)
	Six Months* (%)	One Year (%)	Since Inception (%)
Class A	1.46	–0.31	4.13 (7/9/15)
Class C	1.17	2.61	4.85 (7/9/15)
Class Z	1.74	4.72	5.95 (7/9/15)
Class R6**	1.77	4.76	5.13 (4/26/17)
ICE BofA Merrill Lynch US Dollar LIBOR 3-Month Constant Maturity Index	1.10	1.72	—
Bloomberg Barclays US Aggregate Bond Index	1.15	–1.05	—
Lipper Alternative Credit Focus Funds Average	–0.31	0.81	—

Source: PGIM Investments LLC and Lipper Inc.

*Not annualized

**Formerly known as Class Q shares.

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes and the Lipper Average are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6*
Maximum initial sales charge	4.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None

*Formerly known as Class Q shares.

Benchmark Definitions

ICE Bank of America Merrill Lynch US Dollar LIBOR 3-Month Constant Maturity Index—The ICE BofA Merrill Lynch US Dollar LIBOR 3-Month Constant Maturity (CM) Index (the Index) is an unmanaged index which tracks the performance of a synthetic asset paying LIBOR to a stated maturity. The Index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument. The average annual total returns for the Index measured from the month end closest to the inception date of the Fund’s Class A, C, and Z shares is 1.01% and 1.59% for Class R6.

ICE BOFA MERRILL LYNCH IS LICENSING THE BOFA MERRILL LYNCH INDICES “AS IS,” MAKES NO WARRANTIES REGARDING THE SAME, DOES NOT GUARANTEE THE SUITABILITY, QUALITY, ACCURACY, TIMELINESS, AND/OR COMPLETENESS OF THE ICE BOFA MERRILL LYNCH INDICES OR ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM, ASSUMES NO LIABILITY IN CONNECTION WITH THEIR USE, AND DOES NOT SPONSOR, ENDORSE, OR RECOMMEND THE FUND, OR ANY OF ITS PRODUCTS OR SERVICES.

Bloomberg Barclays US Aggregate Bond Index—The Bloomberg Barclays US Aggregate Bond Index is unmanaged and represents securities that are SEC registered, taxable, and dollar denominated. It covers the US investment-grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The average annual total returns for the Index measured from the month end closest to the inception date of the Fund’s Class A, C, and Z shares is 1.84% and 0.70% for Class R6.

PGIM Unconstrained Bond Fund	9

Your Fund’s Performance (continued)

Lipper Alternative Credit Focus Funds Average—The Lipper Alternative Credit Focus Funds Average (the Lipper Average) is based on the average return of all mutual funds in the Lipper Alternative Credit Focus Funds universe. The average annual total returns for the Lipper Average measured from the month-end closest to the inception date of the Fund’s Class A, C, and Z shares is 2.45% and 1.74% for Class R6.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Credit Quality expressed as a percentage of total investments as of 8/31/18 (%)
AAA	20.0
AA	9.0
A	1.0
BBB	9.9
BB	17.3
B	13.2
CCC	2.1
Not Rated	8.0
Cash/Cash Equivalents	19.4
Total Investments	100.0

Source: PGIM Fixed Income

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.

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Distributions and Yields as of 8/31/18
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
Class A	0.21	2.89	2.25
Class C	0.17	2.28	1.45
Class Z	0.23	3.38	3.15
Class R6***	0.23	3.42	–93.96

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements).

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses.

***Formerly known as Class Q shares.

PGIM Unconstrained Bond Fund	11

Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended August 31, 2018. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the

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period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Unconstrained Bond Fund		Beginning Account Value March 1, 2018	Ending Account Value August 31, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,014.60	1.15%	$5.84
	Hypothetical	$1,000.00	$1,019.41	1.15%	$5.85
Class C	Actual	$1,000.00	$1,011.70	1.90%	$9.63
	Hypothetical	$1,000.00	$1,015.63	1.90%	$9.65
Class Z	Actual	$1,000.00	$1,017.40	0.80%	$4.07
	Hypothetical	$1,000.00	$1,021.17	0.80%	$4.08
Class R6**	Actual	$1,000.00	$1,017.70	0.75%	$3.81
	Hypothetical	$1,000.00	$1,021.42	0.75%	$3.82

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended August 31, 2018, and divided by the 365 days in the Fund's fiscal year ending February 28, 2019 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

**Formerly known as Class Q shares.

PGIM Unconstrained Bond Fund	13

Schedule of Investments (unaudited)

as of August 31, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
LONG-TERM INVESTMENTS 78.2%

ASSET-BACKED SECURITIES 22.2%

Automobiles 1.0%
OneMain Direct Auto Receivables Trust, Series 2017-2A, Class E, 144A	4.740%		11/14/25		800	$793,858

Collateralized Loan Obligations 14.5%
Armada Euro CLO (Ireland), Series 2A, Class DN, 144A, 3 Month LIBOR + 2.450%	1.500	(c)	11/15/31	EUR	250	289,977
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2017-8A, Class A, 144A, 3 Month LIBOR + 1.300%	3.639	(c)	01/16/30		250	249,848
Battalion CLO Ltd. (Cayman Islands),
Series 2014-7A, Class A2RR, 144A, 3 Month LIBOR + 1.810%	4.146	(c)	07/17/28		500	501,013
Series 2016-10A, Class A1, 144A, 3 Month LIBOR + 1.550%	3.892	(c)	01/24/29		250	250,416
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class BR, 144A, 3 Month LIBOR + 1.350%	3.686	(c)	01/17/28		500	496,227
CVC CorDATUS Loan Fund Ltd. (Ireland), Series 3A, Class A2RR, 144A	1.750		08/15/32	EUR	500	583,593
Griffith Park CLO Ltd. (Ireland), Series 1A, Class A2B, 144A	2.150		10/15/29	EUR	500	580,112
Hayfin Emerald CLO DAC (Ireland), Series 1A, Class A2, 144A, 3 Month EURIBOR + 1.090%	1.090	(c)	09/06/31	EUR	250	289,869
HPC Investment Partners CLO, Series 2013-2RR, Class A2, 144A, 3 Month LIBOR + 1.625%	3.973	(c)	10/20/29		750	748,799
Jubilee CLO Ltd. (Netherlands), Series 2017-19A, Class A1, 144A, 3 Month EURIBOR + 0.800%	0.800	(c)	07/15/30	EUR	250	289,000
Mariner CLO Ltd. (Cayman Islands), Series 2018-5A, Class A, 144A, 3 Month LIBOR + 1.110%	3.324	(c)	04/25/31		750	746,712
Midocean Credit CLO Ltd. (Cayman Islands), Series 2018-8A, Class B, 144A, 3 Month LIBOR + 1.650%	3.972	(c)	02/20/31		250	248,911
Mountain View CLO Ltd. (Cayman Islands), Series 2015-9A, Class A2R, 144A, 3 Month LIBOR + 1.780%	4.119	(c)	07/15/31		500	499,334

See Notes to Financial Statements.

PGIM Unconstrained Bond Fund	15

Schedule of Investments (unaudited) (continued)

as of August 31, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
OCP CLO Ltd. (Cayman Islands), Series 2017-13A, Class A1A, 144A, 3 Month LIBOR + 1.260%	3.599	%(c)	07/15/30		250	$250,334
OZLM Funding Ltd. (Cayman Islands), Series 2013-4A, Class A1R, 144A, 3 Month LIBOR + 1.250%	3.597	(c)	10/22/30		500	500,667
OZLM Ltd. (Cayman Islands), Series 2018-20A, Class A2, 144A, 3 Month LIBOR + 1.650%	3.810	(c)	04/20/31		250	249,689
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-5RA, Class B, 144A, 3 Month LIBOR + 1.700%	4.063	(c)	05/07/31		500	499,839
Series 2015-7RA, Class A1, 144A, 3 Month LIBOR + 1.170%	3.509	(c)	07/15/31		250	249,840
Sound Point CLO Ltd. (Cayman Islands),
Series 2015-2A, Class AR, 144A, 3 Month LIBOR + 0.880%	3.228	(c)	07/20/27		250	249,180
Series 2017-3A, Class A1B, 144A, 3 Month LIBOR + 1.220%	3.568	(c)	10/20/30		250	250,245
St Paul’s CLO DAC (Netherlands), Series 7A, Class B2R, 144A	2.400		04/30/30	EUR	500	584,801
Trinitas CLO Ltd. (Cayman Islands),
Series 2015-3A, Class BR, 144A, 3 Month LIBOR + 1.400%	3.739	(c)	07/15/27		250	248,133
Series 2016-4A, Class A1LR, 144A, 3 Month LIBOR + 1.180%	3.350	(c)	10/18/31		500	500,000
Series 2016-4A, Class BR, 144A, 3 Month LIBOR + 1.950%	4.120	(c)	10/18/31		650	650,000
Venture CLO Ltd. (Cayman Islands),
Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 0.880%	3.219	(c)	07/15/27		250	249,234
Series 2016-24A, Class A1D, 144A, 3 Month LIBOR + 1.420%	3.768	(c)	10/20/28		750	750,144
Voya CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1AR, 144A, 3 Month LIBOR + 1.210%	3.549	(c)	10/15/30		250	250,215
Zais CLO Ltd. (Cayman Islands), Series 2015-3A, Class A2R, 144A, 3 Month LIBOR + 2.190%	4.527	(c)	07/15/31		500	500,027

						11,756,159

See Notes to Financial Statements.

16

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (Continued)

Consumer Loans 2.8%
Lendmark Funding Trust,
Series 2017-1A, Class C, 144A	5.410%		12/22/25		100	$102,380
Series 2017-2A, Class C, 144A	4.330		05/20/26		100	98,850
OneMain Financial Issuance Trust,
Series 2015-2A, Class C, 144A	4.320		07/18/25		500	502,516
Series 2017-1A, Class C, 144A	3.350		09/14/32		100	98,219
Oportun Funding IV LLC, Series 2016-C, Class B, 144A	4.850		11/08/21		250	250,096
Oportun Funding IX LLC, Series 2018-B, Class B, 144A	4.500		07/08/24		250	249,902
Oportun Funding VII LLC, Series 2017-B, Class B, 144A	4.260		10/10/23		250	249,044
PNMAC GMSR Issuer Trust,
Series 2018-FT1, Class A, 144A, 1 Month LIBOR + 2.350%	4.415	(c)	04/25/23		380	381,650
Series 2018-GT1, Class A, 144A, 1 Month LIBOR + 2.850%	4.915	(c)	02/25/23		100	100,836
Series 2018-GT2, Class A, 144A, 1 Month LIBOR + 2.650%	4.715	(c)	08/25/25		200	200,895

						2,234,388

Home Equity Loan 0.1%
New Century Home Equity Loan Trust, Series 2003-6, Class M1, 1 Month LIBOR + 1.080%	3.145	(c)	01/25/34		121	121,370

Residential Mortgage-Backed Securities 3.6%
CSMC Trust,
Series 2016-RPL1, Class A1, 144A, 1 Month LIBOR + 3.150%	5.232	(c)	12/26/46		323	330,020
Series 2018-3R, 144A, 1 Month LIBOR + 1.200%	3.282	(c)	12/25/46		345	345,131
TFS (Spain), Series 2018-3, Class A1	2.900		03/16/23	EUR	840	975,032
Towd Point Mortgage Trust, Series 2018-3, Class A1, 144A	3.750	(cc)	05/25/58		970	972,689
VOLT LX LLC, Series 2017-NPL7, Class A1, 144A	3.250		06/25/47		88	87,386
VOLT LXIX LLC, Series 2018-NPL5, Class A1A, 144A	4.213		08/25/48		200	199,845

						2,910,103

See Notes to Financial Statements.

PGIM Unconstrained Bond Fund	17

Schedule of Investments (unaudited) (continued)

as of August 31, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Student Loan 0.2%
SLM Student Loan Trust, Series 2007-2, Class B, 3 Month LIBOR + 0.170%	2.505	%(c)	07/25/25	200	$183,668

TOTAL ASSET-BACKED SECURITIES (cost $17,941,569)					17,999,546

BANK LOANS 1.0%

Technology 0.7%
Dell International LLC, Replacement Term A-3 Loan, 3 Month LIBOR + 1.500%	3.580	(c)	12/31/18	400	399,750
First Data Corp., Term Loan, 3 Month LIBOR + 1.75%	3.816	(c)	06/02/20	150	149,863

					549,613

Telecommunications 0.3%
Numericable US LLC, USD TLB-13 Incremental Term Loan, 3 Month LIBOR + 4.000%	6.336	(c)	01/31/26	250	243,047

TOTAL BANK LOANS (cost $793,766)					792,660

COMMERCIAL MORTGAGE-BACKED SECURITIES 6.9%
20 Times Square Trust,
Series 2018-20TS, Class G, 144A	3.203	(cc)	05/15/35	100	91,634
Series 2018-20TS, Class H, 144A	3.203	(cc)	05/15/35	100	89,326
BBCMS Mortgage Trust,
Series 2016-ETC, Class E, 144A	3.729	(cc)	08/14/36	250	219,567
Series 2018-CHRS, Class D, 144A	4.409	(cc)	08/05/38	250	244,299
Series 2018-TALL, Class D, 144A, 1 Month LIBOR + 1.448%	3.511	(c)	03/15/37	375	375,233
Commercial Mortgage Trust,
Series 2012-CR4, Class A2	1.801		10/15/45	534	525,919
CSAIL Commercial Mortgage Trust, Series 2018-CX11, Class A3	4.095		04/15/51	500	514,538
CSMC Trust, Series 2017-LSTK, Class E, 144A	3.442	(cc)	04/05/33	250	244,144
DBGS Mortgage Trust, Series 2018-BIOD, Class E, 144A, 1 Month LIBOR + 1.700%	3.763	(c)	05/15/35	95	93,984

See Notes to Financial Statements.

18

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
DBGS Mortgage Trust, (cont’d.)
Series 2018-BIOD, Class F, 144A, 1 Month LIBOR + 2.000%	4.063	%(c)	05/15/35		331	$331,057
DBWF Mortgage Trust,
Series 2016-85T, Class D, 144A	3.935	(cc)	12/10/36		250	236,225
Series 2016-85T, Class E, 144A	3.935	(cc)	12/10/36		250	226,988
Fannie Mae-Aces,
Series 2016-M6, Class AB1	1.946		05/25/26		2	2,037
Series 2016-M7, Class AB1	1.860		09/25/26		182	171,407
FHLMC Multifamily Structured Pass-Through Certificates,
Series K055, Class X1, IO	1.501	(cc)	03/25/26		1,150	97,160
Series K066, Class X1, IO	0.891	(cc)	06/25/27		7,494	415,677
Independence Plaza Trust, Series 2018-INDP, Class E, 144A	4.996		07/10/35		175	175,923
JPMBB Commercial Mortgage Securities Trust, Series 2016-C1, Class A4	3.311		03/15/49		500	492,317
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2018-AON, Class E, 144A	4.767	(cc)	07/05/31		375	378,012
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A3	2.559		08/15/49		500	467,184
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3	3.451		07/15/50		214	212,973
Rosslyn Portfolio Trust, Series 2017-ROSS, Class XCP, 144A, IO	3.427		06/15/33		184,540	1,753

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $5,636,119)						5,607,357

CONVERTIBLE BOND 0.3%

Investment Companies
Aabar Investments PJSC (United Arab Emirates) (cost $227,336)	0.500		03/27/20	EUR	200	216,364

CORPORATE BONDS 32.0%

Advertising 0.0%
Acosta, Inc., Sr. Unsec’d. Notes, 144A	7.750		10/01/22		25	11,313

Aerospace & Defense 0.5%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.500		12/01/24		350	367,937

See Notes to Financial Statements.

PGIM Unconstrained Bond Fund	19

Schedule of Investments (unaudited) (continued)

as of August 31, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Apparel 0.1%
PVH Corp., Sr. Unsec’d. Notes, 144A	3.125%		12/15/27	EUR	100	$115,357

Auto Manufacturers 0.4%
BMW US Capital LLC (Germany), Gtd. Notes, 144A	3.100		04/12/21		80	79,555
Ford Motor Co.,
Sr. Unsec’d. Notes	5.291		12/08/46		45	40,031
Sr. Unsec’d. Notes	6.625		10/01/28		70	74,982
General Motors Co., Sr. Unsec’d. Notes	6.250		10/02/43		100	103,709

						298,277

Auto Parts & Equipment 0.2%
LKQ Italia Bondco SpA, Gtd. Notes, 144A	3.875		04/01/24	EUR	100	123,040

Banks 2.9%
Banco do Brasil SAyman (Brazil), Gtd. Notes	3.875		10/10/22		200	184,300
Bank of America Corp., Jr. Sub. Notes, Series AA	6.100		12/29/49		110	115,858
Sr. Unsec’d. Notes	3.419		12/20/28		85	80,096
Sr. Unsec’d. Notes, GMTN	3.593		07/21/28		70	67,017
Bank of Baroda (India), Sr. Unsec’d. Notes, 144A	4.875		07/23/19		200	201,839
Caixa Economica Federal (Brazil), Sub. Notes	7.250	(c)	07/23/24		200	199,120
CIT Group, Inc., Sub. Notes	6.125		03/09/28		150	156,750
Citigroup, Inc., Jr. Sub. Notes, Series Q	5.950		12/29/49		235	243,078
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series L	5.700		12/29/49		130	131,802
Sr. Unsec’d. Notes	3.850		01/26/27		150	146,065
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%	5.809	(c)	04/29/49		125	125,875
Jr. Sub. Notes, Series R	6.000	(c)	12/29/49		120	125,072
Sr. Unsec’d. Notes	3.509	(c)	01/23/29		95	90,773
Morgan Stanley, Jr. Sub. Notes, Series H	5.450		07/29/49		250	253,438

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Banks (cont’d.)
Morgan Stanley, (cont’d.) Sr. Unsec’d. Notes, MTN	3.971%	07/22/38	110	$103,180
Vnesheconombank Via VEB Finance PLC (Russia), Sr. Unsec’d. Notes	6.800	11/22/25	100	98,780

				2,323,043

Beverages 0.0%
Central American Bottling Corp. (Guatemala), Gtd. Notes, 144A	5.750	01/31/27	34	33,660

Biotechnology 0.1%
Celgene Corp., Sr. Unsec’d. Notes	4.350	11/15/47	45	41,197

Building Materials 0.6%
Griffon Corp., Gtd. Notes	5.250	03/01/22	300	295,965
U.S. Concrete, Inc., Gtd. Notes	6.375	06/01/24	150	151,312

				447,277

Chemicals 0.5%
CF Industries, Inc., Sr. Sec’d. Notes, 144A	4.500	12/01/26	100	99,889
Hexion, Inc., Sec’d. Notes, 144A	13.750	02/01/22	100	89,000
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.250	06/01/27	150	142,500
Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	7.250	04/01/25	100	102,500
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	3.450	08/01/25	10	9,639

				443,528

Commercial Services 1.1%
ERAC USA Finance LLC, Gtd. Notes, 144A	4.200	11/01/46	100	91,807
Laureate Education, Inc., Gtd. Notes, 144A	8.250	05/01/25	350	377,562

See Notes to Financial Statements.

PGIM Unconstrained Bond Fund	21

Schedule of Investments (unaudited) (continued)

as of August 31, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Commercial Services (cont’d.)
United Rentals North America, Inc.,
Gtd. Notes	4.875%	01/15/28	425	$405,078
Gtd. Notes	5.500	05/15/27	25	24,938
Gtd. Notes	5.875	09/15/26	25	25,750

				925,135

Computers 0.2%
Everi Payments, Inc., Gtd. Notes, 144A	7.500	12/15/25	150	152,400

Distribution/Wholesale 0.1%
Global Partners LP/GLP Finance Corp., Gtd. Notes	7.000	06/15/23	100	100,500

Diversified Financial Services 0.1%
Nationstar Mortgage Holdings, Inc., Gtd. Notes, 144A	8.125	07/15/23	100	103,750

Electric 2.4%
AES Panama SRL (Panama), Sr. Unsec’d. Notes, 144A	6.000	06/25/22	200	208,240
Calpine Corp.,
Sr. Unsec’d. Notes	5.500	02/01/24	155	142,287
Sr. Unsec’d. Notes	5.750	01/15/25	400	363,000
DPL, Inc., Sr. Unsec’d. Notes	7.250	10/15/21	125	135,313
Eskom Holdings SOC Ltd. (South Africa), Gov’t. Gtd. Notes, 144A, MTN	6.350	08/10/28	200	199,952
Exelon Corp., Jr. Sub. Notes	3.497	06/01/22	80	79,055
FirstEnergy Corp., Series B, Sr. Unsec’d. Notes	3.900	07/15/27	85	83,547
GenOn Energy, Inc., Sr. Unsec’d. Notes(a)(d)	9.875	10/15/20	250	168,125
NRG Energy, Inc.,
Gtd. Notes	6.250	07/15/22	24	24,780
Gtd. Notes	6.625	01/15/27	100	104,625
Stoneway Capital Corp. (Argentina), Sr. Sec’d. Notes	10.000	03/01/27	150	134,421

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Electric (cont’d.)
Vistra Energy Corp., Gtd. Notes	7.625%	11/01/24		147	$158,025
Vistra Operations Co. LLC, Sr. Unsec’d. Notes, 144A	5.500	09/01/26		100	101,345

					1,902,715

Energy-Alternate Sources 0.5%
Neerg Energy Ltd. (Mauritius), Sr. Sec’d. Notes	6.000	02/13/22		400	382,083

Entertainment 1.7%
AMC Entertainment Holdings, Inc., Gtd. Notes	5.750	06/15/25		200	194,126
Caesars Resort Collection LLC/CRC Finco, Inc., Gtd. Notes, 144A	5.250	10/15/25		150	143,438
CPUK Finance Ltd. (United Kingdom), Sec’d. Notes, 144A	4.250	08/28/22	GBP	100	129,409
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.375	11/01/23		175	184,187
National CineMedia LLC, Sr. Unsec’d. Notes	5.750	08/15/26		125	116,875
Scientific Games International, Inc.,
Gtd. Notes	6.625	05/15/21		175	173,250
Gtd. Notes	10.000	12/01/22		425	449,480

					1,390,765

Environmental Control 0.1%
Advanced Disposal Services, Inc., Gtd. Notes, 144A	5.625	11/15/24		100	100,000

Foods 0.9%
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A	5.750	06/15/25		125	118,125
Sr. Unsec’d. Notes	5.750	06/15/25		280	264,600
Matterhorn Merger Sub LLC/Matterhorn Finance Sub, Inc., Sr. Unsec’d. Notes, 144A	8.500	06/01/26		150	144,375

See Notes to Financial Statements.

PGIM Unconstrained Bond Fund	23

Schedule of Investments (unaudited) (continued)

as of August 31, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Foods (cont’d.)
Picard Groupe SAS (France), Sr. Sec’d. Notes, 144A, 3 Month EURIBOR + 3.000%	3.000	%(c)	11/30/23	EUR	100	$114,235
Pilgrim’s Pride Corp., Gtd. Notes, 144A	5.750		03/15/25		75	72,563

						713,898

Gas 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.500		05/20/25		200	196,000

Healthcare-Services 1.6%
Acadia Healthcare Co., Inc., Gtd. Notes	5.625		02/15/23		75	76,500
CHS/Community Health Systems, Inc.,
Gtd. Notes(a)	6.875		02/01/22		305	155,550
Sec’d. Notes, 144A(a)	8.125		06/30/24		33	27,143
HCA, Inc., Gtd. Notes	5.375		02/01/25		400	404,572
IMS Health, Inc., 144A	3.500		10/15/24	EUR	200	237,997
Synlab Bondco PLC (United Kingdom), Sr. Sec’d. Notes, 144A	6.250		07/01/22	EUR	125	149,786
Tenet Healthcare Corp.,
Sr. Unsec’d. Notes	6.750		02/01/20		100	102,750
Sr. Unsec’d. Notes	7.000		08/01/25		50	49,906
Sr. Unsec’d. Notes	8.125		04/01/22		100	105,625

						1,309,829

Home Builders 2.7%
AV Homes, Inc., Gtd. Notes	6.625		05/15/22		125	127,813
Beazer Homes USA, Inc.,
Gtd. Notes	5.875		10/15/27		175	149,187
Gtd. Notes	8.750		03/15/22		275	290,727
Lennar Corp., Gtd. Notes	4.750		05/30/25		150	147,563
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	6.500		10/01/25		175	172,410

See Notes to Financial Statements.

24

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Home Builders (cont’d.)
Mattamy Group Corp. (Canada), (cont’d.)
Sr. Unsec’d. Notes, 144A	6.875%	12/15/23		200	$203,500
Meritage Homes Corp., Gtd. Notes	5.125	06/06/27		275	255,062
New Home Co., Inc. (The), Gtd. Notes	7.250	04/01/22		200	203,000
PulteGroup, Inc., Gtd. Notes	5.500	03/01/26		150	148,875
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A	5.250	04/15/21		100	99,875
Gtd. Notes, 144A	5.875	04/15/23		150	150,045
William Lyon Homes, Inc.,
Gtd. Notes	5.875	01/31/25		175	166,031
Gtd. Notes	7.000	08/15/22		100	101,875

					2,215,963

Home Furnishings 0.2%
Tempur Sealy International, Inc., Gtd. Notes	5.500	06/15/26		175	170,625

Household Products/Wares 0.1%
Spectrum Brands, Inc., Gtd. Notes, 144A	4.000	10/01/26	EUR	100	117,484

Insurance 0.2%
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.850	08/01/44		75	76,902
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.900	09/15/44		75	80,949

					157,851

Internet 0.1%
Netflix, Inc., Sr. Unsec’d. Notes	3.625	05/15/27	EUR	100	113,904

Iron/Steel 0.0%
Vale Overseas Ltd. (Brazil), Gtd. Notes	6.250	08/10/26		3	3,297

See Notes to Financial Statements.

PGIM Unconstrained Bond Fund	25

Schedule of Investments (unaudited) (continued)

as of August 31, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Leisure Time 0.1%
Silversea Cruise Finance Ltd., Sr. Sec’d. Notes, 144A	7.250%	02/01/25	75	$81,469

Lodging 1.0%
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.,
Sec’d. Notes, 144A	10.250	11/15/22	125	135,938
Sr. Sec’d. Notes, 144A	6.750	11/15/21	75	77,625
MGM Resorts International, Gtd. Notes	6.000	03/15/23	150	155,722
Sands China Ltd. (Macau), Sr. Unsec’d. Notes, 144A	5.125	08/08/25	200	202,006
Studio City Co. Ltd. (Hong Kong), Sr. Sec’d. Notes	7.250	11/30/21	200	205,000

				776,291

Media 2.9%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	5.875	04/01/24	50	51,000
Sr. Unsec’d. Notes, 144A	5.875	05/01/27	175	173,031
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	7.500	04/01/28	825	860,062
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	6.384	10/23/35	15	16,057
Sr. Sec’d. Notes	6.484	10/23/45	15	16,025
Sr. Sec’d. Notes	6.834	10/23/55	30	32,990
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes, Series A	6.500	11/15/22	450	458,437
Gtd. Notes, Series B	7.625	03/15/20	125	125,469
Discovery Communications LLC, Gtd. Notes	5.000	09/20/37	25	24,376
DISH DBS Corp.,
Gtd. Notes	5.125	05/01/20	150	150,750
Gtd. Notes	7.750	07/01/26	350	315,875
Sinclair Television Group, Inc., Gtd. Notes, 144A	5.875	03/15/26	50	49,375

See Notes to Financial Statements.

26

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Media (cont’d.)
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	6.750%	09/15/22	64	$65,360
Warner Media, LLC, Gtd. Notes	3.800	02/15/27	25	23,999

				2,362,806

Miscellaneous Manufacturing 0.3%
Amsted Industries, Inc., Gtd. Notes, 144A	5.000	03/15/22	200	200,750

Oil & Gas 2.4%
Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsec’d. Notes, 144A	10.000	04/01/22	100	110,500
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	10.750	02/15/20	100	106,750
CNX Resources Corp.,
Gtd. Notes	5.875	04/15/22	100	99,995
Gtd. Notes	8.000	04/01/23	80	84,625
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.500	01/30/26	75	74,812
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.510	03/07/22	100	104,478
Harvest Operations Corp. (South Korea), Gtd. Notes, 144A	4.200	06/01/23	200	202,957
Helmerich & Payne International Drilling Co., Gtd. Notes	4.650	03/15/25	50	51,694
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A	5.750	10/01/25	150	148,875
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	3.875	04/19/22	400	396,000
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	6.375	01/30/23	200	181,500
Gtd. Notes, 144A	7.000	03/31/24	75	68,062
Petrobras Global Finance BV (Brazil),
Gtd. Notes	5.750	02/01/29	25	21,750
Gtd. Notes	6.125	01/17/22	2	2,042
Gtd. Notes	7.375	01/17/27	10	9,917
Gtd. Notes	8.375	05/23/21	19	20,663

See Notes to Financial Statements.

PGIM Unconstrained Bond Fund	27

Schedule of Investments (unaudited) (continued)

as of August 31, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Petrobras Global Finance BV (Brazil), (cont’d.)
Gtd. Notes, 144A	5.299%	01/27/25		25	$22,970
Petroleos Mexicanos (Mexico), Gtd. Notes	5.375	03/13/22		10	10,220
Sasol Financing International Ltd. (South Africa), Gtd. Notes	4.500	11/14/22		200	193,472

					1,911,282

Packaging & Containers 0.6%
Crown European Holdings SA, Gtd. Notes, 144A	2.875	02/01/26	EUR	125	142,357
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
Sr. Sec’d. Notes	5.750	10/15/20		170	169,806
Sr. Sec’d. Notes, 144A	5.125	07/15/23		150	149,438

					461,601

Pharmaceuticals 0.7%
Bausch Health Cos., Inc., Gtd. Notes, 144A	9.250	04/01/26		50	53,039
CVS Health Corp.,
Sr. Unsec’d. Notes	4.780	03/25/38		10	9,966
Sr. Unsec’d. Notes	5.050	03/25/48		25	25,513
Endo Dac/Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	6.000	02/01/25		200	165,500
Express Scripts Holding Co., Gtd. Notes	3.400	03/01/27		40	37,057
Mylan NV, Gtd. Notes	3.950	06/15/26		90	85,418
Nidda BondCo GmbH (Germany), Gtd. Notes, 144A	5.000	09/30/25	EUR	100	113,071
Vizient, Inc., Sr. Unsec’d. Notes, 144A	10.375	03/01/24		100	109,250

					598,814

Pipelines 0.7%
Energy Transfer Partners LP, Gtd. Notes	6.000	06/15/48		5	5,319
ONEOK, Inc., Gtd. Notes	4.950	07/13/47		25	25,014

See Notes to Financial Statements.

28

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Pipelines (cont’d.)
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	6.875%	04/15/40	225	$261,000
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A	5.500	01/15/28	200	202,000
Williams Cos.,Inc.(The), Sr. Unsec’d. Notes	4.900	01/15/45	76	74,171

				567,504

Real Estate 0.4%
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	6.250	02/15/26	225	210,375
WeWork Cos., Inc., Gtd. Notes, 144A	7.875	05/01/25	100	96,890

				307,265

Real Estate Investment Trusts (REITs) 0.1%
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., Gtd. Notes	4.500	09/01/26	75	71,438

Retail 1.8%
CEC Entertainment, Inc., Gtd. Notes	8.000	02/15/22	150	141,750
Golden Nugget, Inc., Sr. Unsec’d. Notes, 144A	6.750	10/15/24	350	355,687
Grupo Unicomer Co. Ltd. (El Salvador), Gtd. Notes, 144A	7.875	04/01/24	200	212,000
L Brands, Inc.,
Gtd. Notes	5.250	02/01/28	175	150,500
Gtd. Notes(a)	5.625	10/15/23	100	100,000
Rite Aid Corp., Gtd. Notes, 144A	6.125	04/01/23	225	201,870
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.625	12/01/25	350	321,125

				1,482,932

Semiconductors 0.1%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes	3.875	01/15/27	50	46,780

See Notes to Financial Statements.

PGIM Unconstrained Bond Fund	29

Schedule of Investments (unaudited) (continued)

as of August 31, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Software 0.9%
BMC Software Finance, Inc., Sr. Unsec’d. Notes, 144A	8.125%	07/15/21		400	$408,884
First Data Corp., Gtd. Notes, 144A	7.000	12/01/23		300	312,150
Microsoft Corp., Sr. Unsec’d. Notes	4.500	02/06/57		20	21,837

					742,871

Telecommunications 1.9%
CenturyLink, Inc., Sr. Unsec’d. Notes, Series S	6.450	06/15/21		300	312,000
Sprint Capital Corp.,
Gtd. Notes	6.875	11/15/28		200	198,500
Gtd. Notes	8.750	03/15/32		475	524,875
Sprint Communications, Inc., Gtd. Notes, 144A	7.000	03/01/20		200	207,750
Wind Tre SpA (Italy),
Sr. Sec’d. Notes	3.125	01/20/25	EUR	100	108,414
Sr. Sec’d. Notes, 144A	3.125	01/20/25	EUR	175	189,725

					1,541,264

Transportation 0.1%
Kenan Advantage Group, Inc. (The), Sr. Unsec’d. Notes, 144A	7.875	07/31/23		100	102,625

Trucking & Leasing 0.3%
Avolon Holdings Funding Ltd. (Ireland), Gtd. Notes, 144A	5.500	01/15/23		150	154,125
Park Aerospace Holdings Ltd. (Ireland), Gtd. Notes, 144A	5.500	02/15/24		75	77,062

					231,187

Water 0.2%
Aegea Finance Sarl (Brazil), Gtd. Notes, 144A	5.750	10/10/24		200	185,750

TOTAL CORPORATE BONDS (cost $26,128,077)					25,933,457

See Notes to Financial Statements.

30

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES 2.4%
Bellemeade Re Ltd., Series 2018-1A, Class M1B, 144A, 1 Month LIBOR + 1.600%	3.665	%(c)	04/25/28		167	$167,861
CIM Trust,
Series 2017-2, Class A1, 144A, 1 Month LIBOR + 2.000%	4.082	(c)	12/25/57		156	158,190
Series 2017-3, Class A1, 144A, 1 Month LIBOR + 2.000%	4.082	(c)	01/25/57		95	97,201
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, 1 Month LIBOR + 3.300%	5.365	(c)	10/25/27		500	558,955
JPMorgan Mortgage Trust, Series 2018-7FRB, Class A2, 144A, 1 Month LIBOR + 0.750%	2.814	(c)	04/25/46		183	182,929
LSTAR Securities Investment Ltd.,
Series 2017-5, Class A, 144A, 1 Month LIBOR + 2.000%	4.082	(c)	05/01/22		43	42,594
Series 2017-6, Class A, 144A, 1 Month LIBOR + 1.750%	3.832	(c)	09/01/22		56	55,905
Series 2017-8, Class A, 144A, 1 Month LIBOR + 1.650%	3.732	(c)	11/01/22		50	50,774
Series 2017-9, Class A, 144A, 1 Month LIBOR + 1.550%	3.632	(c)	12/01/22		37	37,112
LSTAR Securities Investment Trust, Series 2018-2, Class A1, 144A, 1 Month LIBOR + 1.500%	3.582	(c)	04/01/23		598	598,175

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $1,856,455)						1,949,696

SOVEREIGN BONDS 5.6%
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes	6.875		04/22/21		150	133,727
Sr. Unsec’d. Notes	7.820		12/31/33	EUR	38	37,122
Sr. Unsec’d. Notes	7.820		12/31/33	EUR	3	2,588
Unsec’d. Notes	5.000		01/15/27	EUR	155	127,072
Brazil Minas SPE via State of Minas Gerais (Brazil), Gov’t. Gtd. Notes, 144A	5.333		02/15/28		200	191,000
Costa Rica Government International Bond (Costa Rica), Bonds	4.370		05/22/19		170	169,150
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes	7.500		05/06/21		100	105,250

See Notes to Financial Statements.

PGIM Unconstrained Bond Fund	31

Schedule of Investments (unaudited) (continued)

as of August 31, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (Continued)
Dominican Republic International Bond (Dominican Republic), (cont’d.)
Sr. Unsec’d. Notes, 144A	6.000%		07/19/28		150	$152,625
Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes, 144A, MTN	4.750		04/16/26	EUR	290	314,397
Hellenic Republic Government Bond (Greece),
Bonds	—	(p)	10/15/42	EUR	10,000	36,215
Bonds	3.000	(cc)	02/24/28	EUR	170	185,511
Bonds	3.000	(cc)	02/24/33	EUR	80	81,950
Bonds	3.000	(cc)	02/24/36	EUR	125	124,419
Bonds	3.500		01/30/23	EUR	75	87,354
Sr. Unsec’d. Notes, 144A	3.375		02/15/25	EUR	400	447,410
Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes	5.200		07/17/34	EUR	120	138,180
Iraq International Bond (Iraq), Sr. Unsec’d. Notes	6.752		03/09/23		200	194,616
Ivory Coast Government International Bond (Ivory Coast), Sr. Unsec’d. Notes, 144A	5.125		06/15/25	EUR	100	114,334
Kenya Government International Bond (Kenya), Sr. Unsec’d. Notes	6.875		06/24/24		200	196,128
Portugal Government International Bond (Portugal), Sr. Unsec’d. Notes, MTN	5.125		10/15/24		365	381,303
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes, 144A	3.875		02/15/30	EUR	405	548,818
Provincia de Buenos Aires (Argentina), Sr. Unsec’d. Notes, 144A	9.950		06/09/21		150	138,751
Saudi Government International Bond (Saudi Arabia), Sr. Unsec’d. Notes, 144A, MTN	4.000		04/17/25		200	200,212
Senegal Government International Bond (Senegal), Sr. Unsec’d. Notes, 144A	4.750		03/13/28	EUR	100	109,413
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	5.625		03/30/21		100	91,540
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes	7.750		09/01/26		100	91,942
Sr. Unsec’d. Notes, 144A	7.750		09/01/23		100	96,960
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	4.975		04/20/55		15	15,045

TOTAL SOVEREIGN BONDS (cost $4,702,839)						4,513,032

U.S. TREASURY OBLIGATIONS 7.5%
U.S. Treasury Bonds	2.500		02/15/45		20	18,142
U.S. Treasury Bonds	2.750		08/15/47		150	142,442

See Notes to Financial Statements.

32

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Bonds	2.875%	11/15/46	640	$623,725
U.S. Treasury Bonds	3.000	05/15/47	20	19,964
U.S. Treasury Bonds	3.000	02/15/48	243	242,545
U.S. Treasury Bonds	3.125	05/15/48	300	306,973
U.S. Treasury Notes	1.750	05/15/23	35	33,485
U.S. Treasury Notes	1.875	04/30/22	615	596,862
U.S. Treasury Notes	2.500	05/15/24	850	837,781
U.S. Treasury Notes(k)	2.750	07/31/23	2,395	2,396,216
U.S. Treasury Notes	2.875	08/15/28	870	871,665

TOTAL U.S. TREASURY OBLIGATIONS (cost $6,088,501)				6,089,800

			Shares
COMMON STOCKS 0.3%

Independent Power & Renewable Electricity Producers 0.3%
Vistra Energy Corp.*			10,516	247,549

Oil, Gas & Consumable Fuels 0.0%
Frontera Energy Corp. (Colombia)*			2,232	31,739

TOTAL COMMON STOCKS (cost $262,108)				279,288

TOTAL LONG-TERM INVESTMENTS (cost $63,636,770)				63,381,200

SHORT-TERM INVESTMENTS 19.9%

AFFILIATED MUTUAL FUNDS 19.9%
PGIM Core Ultra Short Bond Fund(w)			15,635,918	15,635,918
PGIM Institutional Money Market Fund (cost $475,157; includes $473,939 of cash collateral for securities on loan)(b)(w)			475,137	475,185

TOTAL AFFILIATED MUTUAL FUNDS (cost $16,111,075)				16,111,103

OPTIONS PURCHASED*~ 0.0% (cost $23,790)				35,710

TOTAL SHORT-TERM INVESTMENTS (cost $16,134,865)				16,146,813

See Notes to Financial Statements.

PGIM Unconstrained Bond Fund	33

Schedule of Investments (unaudited) (continued)

as of August 31, 2018

Description	Value
TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 98.1% (cost $79,771,635)	$79,528,013

OPTIONS WRITTEN*~ (0.0)% (premiums received $24,568)	(17,243)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 98.1% (cost $79,747,067)	79,510,770
Other assets in excess of liabilities(z) 1.9%	1,547,603

NET ASSETS 100.0%	$81,058,373

The following abbreviations are used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

A—Annual payment frequency for swaps

Aces—Alternative Credit Enhancements Securities

Bobl—Bundesobligationen (German Government Bonds)

BROIS—Brazil Overnight Index Swap

CDO—Collateralized Debt Obligation

CDX—Credit Derivative Index

CLO—Collateralized Loan Obligation

CMS—Constant Maturity Swap

CPI—Consumer Price Index

EURIBOR—Euro Interbank Offered Rate

FHLMC—Federal Home Loan Mortgage Corporation

GMTN—Global Medium Term Note

HICP—Harmonised Index of Consumer Prices

IO—Interest Only (Principal amount represents notional)

JIBAR—Johannesburg Interbank Agreed Rate

LIBOR—London Interbank Offered Rate

M—Monthly payment frequency for swaps

MTN—Medium Term Note

NSA—Non-Seasonally Adjusted

OTC—Over-the-counter

PJSC—Public Joint-Stock Company

Q—Quarterly payment frequency for swaps

REITs—Real Estate Investment Trusts

S—Semiannual payment frequency for swaps

SLM—Student Loan Mortgage

T—Swap payment upon termination

USOIS—United States Overnight Index Swap

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

CNH—Chinese Renminbi

COP—Colombian Peso

CZK—Czech Koruna

See Notes to Financial Statements.

34

EUR—Euro

GBP—British Pound

HUF—Hungarian Forint

IDR—Indonesian Rupiah

ILS—Israeli Shekel

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

NOK—Norwegian Krone

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish Zloty

RUB—Russian Ruble

SEK—Swedish Krona

SGD—Singapore Dollar

THB—Thai Baht

TRY—Turkish Lira

TWD—New Taiwanese Dollar

USD—US Dollar

ZAR—South African Rand

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $14,992 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $446,307; cash collateral of $473,939 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(b)

Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment. (c) Variable rate instrument. The interest rate shown reflects the rate in effect at August 31, 2018.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of August 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives. (p) Interest rate not available as of August 31, 2018.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)

Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end, with the exception of options which are included in total investments, net of options written, at market value:

See Notes to Financial Statements.

PGIM Unconstrained Bond Fund	35

Schedule of Investments (unaudited) (continued)

as of August 31, 2018

Options Purchased:

Exchange Traded

Description	Call/Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
90 Day Euro Dollar	Put	12/16/19	$96.38	39	98	$3,413
90 Day Euro Dollar	Put	12/16/19	$96.75	39	98	11,700

Total Exchange Traded (cost $14,064)						$15,113

OTC Traded

Description	Call/Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Barclays Capital Group	07/12/21	0.11%	—	745	$2,000
2- Year 10 CMS Curve CAP	Call	Barclays Capital Group	07/13/21	0.11%	—	725	1,962
2- Year 10 CMS Curve CAP	Call	Bank of America	08/16/21	0.15%	—	1,810	4,716
2- Year 10 CMS Curve CAP	Call	Bank of America	08/20/21	0.15%	—	3,595	9,292

Total OTC Traded (cost $6,964)							$17,970

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.30.V1, 6/20/2023	Call	Goldman Sachs & Co.	12/19/18	$107.00	5.00%(Q)	CDX.NA.HY.30.V1(Q)	550	$1,368
CDX.NA.HY.30.V1, 6/20/2023	Call	Deutsche Bank AG	12/19/18	$107.50	5.00%(Q)	CDX.NA.HY.30.V1(Q)	950	1,259

Total OTC Swaptions (cost $2,762)								$2,627

Total Options Purchased (cost $23,790)								$35,710

Options Written:

Exchange Traded

Description	Call/Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
90 Day Euro Dollar (premiums received $9,155)	Put	12/16/19	$96.50	78	195	$(10,725)

See Notes to Financial Statements.

36

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Lebanese Republic, 8.25%, 04/12/21^ (premiums received $1,113)	Put	Deutsche Bank AG	04/08/19	$66.00	—	210	$(1,556)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive		Pay	Notional Amount (000)#	Value
CDX.NA.HY.30.V1, 6/20/2023	Put	BNP Paribas	10/17/18	$101.00	5.00	%(Q)	CDX.NA.HY.30.V1(Q)	1,000	$(738)
CDX.NA.HY.30.V1, 6/20/2023	Put	Goldman Sachs & Co.	12/19/18	$100.50	5.00	%(Q)	CDX.NA.HY.30.V1(Q)	550	(1,549)
CDX.NA.HY.30.V1, 6/20/2023	Put	Deutsche Bank AG	12/19/18	$100.50	5.00	%(Q)	CDX.NA.HY.30.V1(Q)	950	(2,675)

Total OTC Swaptions (premiums received $14,300)									$(4,962)

Total Options Written (premiums received $24,568)									$(17,243)

Futures contracts outstanding at August 31, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Long Positions:
8	90 Day Euro Dollar	Dec. 2020	$1,941,300	$(50)
102	5 Year U.S. Treasury Notes	Dec. 2018	11,566,640	2,469
161	10 Year U.S. Treasury Notes	Dec. 2018	19,362,766	13,235
14	30 Year U.S. Ultra Treasury Bonds	Dec. 2018	2,230,375	(8,810)

				6,844

	Short Positions:
8	90 Day Euro Dollar	Dec. 2021	1,941,700	(1,350)
9	2 Year U.S. Treasury Notes	Dec. 2018	1,902,234	(1,047)
5	5 Year Euro-Bobl	Sep. 2018	767,548	302
11	20 Year U.S. Treasury Bonds	Dec. 2018	1,586,406	2,297

				202

				$7,046

Cash and foreign currency of $302,988 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at August 31, 2018.

See Notes to Financial Statements.

PGIM Unconstrained Bond Fund	37

Schedule of Investments (unaudited) (continued)

as of August 31, 2018

Forward foreign currency exchange contracts outstanding at August 31, 2018:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/16/18	Bank of America	AUD	214	$156,000	$153,954	$—	$(2,046)
Expiring 10/16/18	Bank of America	AUD	178	132,000	128,045	—	(3,955)
Expiring 10/16/18	Citigroup Global Markets	AUD	140	104,000	100,924	—	(3,076)
Expiring 10/16/18	Goldman Sachs & Co.	AUD	144	107,555	103,677	—	(3,878)
Expiring 10/16/18	JPMorgan Chase	AUD	227	168,000	163,237	—	(4,763)
Expiring 10/16/18	JPMorgan Chase	AUD	149	110,000	107,015	—	(2,985)
Expiring 10/16/18	Morgan Stanley	AUD	199	146,000	142,841	—	(3,159)
Expiring 10/16/18	Morgan Stanley	AUD	126	93,000	90,467	—	(2,533)
Brazilian Real,
Expiring 10/02/18	JPMorgan Chase	BRL	395	105,000	96,731	—	(8,269)
British Pound,
Expiring 10/26/18	Bank of America	GBP	131	171,000	170,477	—	(523)
Expiring 10/26/18	Bank of America	GBP	73	92,999	94,487	1,488	—
Expiring 10/26/18	Goldman Sachs & Co.	GBP	230	300,000	299,302	—	(698)
Expiring 10/26/18	Goldman Sachs & Co.	GBP	159	205,000	207,057	2,057	—
Expiring 10/26/18	JPMorgan Chase	GBP	121	157,000	157,167	167	—
Canadian Dollar,
Expiring 10/16/18	Bank of America	CAD	545	416,665	418,329	1,664	—
Expiring 10/16/18	JPMorgan Chase	CAD	268	207,000	205,849	—	(1,151)
Expiring 10/16/18	JPMorgan Chase	CAD	155	118,000	118,996	996	—
Expiring 10/16/18	JPMorgan Chase	CAD	150	115,000	114,861	—	(139)
Expiring 10/16/18	JPMorgan Chase	CAD	148	113,000	113,237	237	—
Expiring 10/16/18	Morgan Stanley	CAD	185	142,000	141,606	—	(394)
Expiring 10/16/18	Morgan Stanley	CAD	124	95,000	95,485	485	—
Chilean Peso,
Expiring 09/27/18	Citigroup Global Markets	CLP	76,849	119,000	112,871	—	(6,129)
Expiring 09/27/18	UBS AG	CLP	89,695	135,000	131,738	—	(3,262)
Colombian Peso,
Expiring 09/12/18	Barclays Capital Group	COP	338,067	114,000	110,905	—	(3,095)
Expiring 09/12/18	Barclays Capital Group	COP	283,765	95,000	93,091	—	(1,909)
Expiring 09/12/18	Barclays Capital Group	COP	234,560	80,000	76,949	—	(3,051)
Expiring 09/12/18	JPMorgan Chase	COP	347,466	114,000	113,988	—	(12)
Czech Koruna,
Expiring 10/26/18	Bank of America	CZK	3,341	152,000	150,678	—	(1,322)

See Notes to Financial Statements.

38

Forward foreign currency exchange contracts outstanding at August 31, 2018 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Czech Koruna (cont’d.),
Expiring 10/26/18	Citigroup Global Markets	CZK	2,138	$97,000	$96,431	$—	$(569)
Expiring 10/26/18	Goldman Sachs & Co.	CZK	2,878	131,000	129,790	—	(1,210)
Euro,
Expiring 10/26/18	Bank of America	EUR	225	257,000	262,023	5,023	—
Expiring 10/26/18	Barclays Capital Group	EUR	300	347,323	349,332	2,009	—
Expiring 10/26/18	Citigroup Global Markets	EUR	102	117,000	119,139	2,139	—
Expiring 10/26/18	JPMorgan Chase	EUR	143	168,000	166,174	—	(1,826)
Expiring 10/26/18	JPMorgan Chase	EUR	143	168,000	166,739	—	(1,261)
Expiring 10/26/18	JPMorgan Chase	EUR	99	116,000	114,957	—	(1,043)
Expiring 10/26/18	Morgan Stanley	EUR	111	131,000	129,582	—	(1,418)
Expiring 10/26/18	Morgan Stanley	EUR	100	117,000	117,048	48	—
Indian Rupee,
Expiring 10/15/18	Barclays Capital Group	INR	29,641	425,703	415,618	—	(10,085)
Expiring 10/15/18	Citigroup Global Markets	INR	19,958	287,841	279,840	—	(8,001)
Expiring 10/15/18	Citigroup Global Markets	INR	12,225	174,000	171,420	—	(2,580)
Expiring 10/15/18	Citigroup Global Markets	INR	6,473	92,000	90,765	—	(1,235)
Expiring 10/15/18	JPMorgan Chase	INR	40,520	584,491	568,161	—	(16,330)
Expiring 10/15/18	JPMorgan Chase	INR	18,223	259,000	255,523	—	(3,477)
Expiring 10/15/18	Morgan Stanley	INR	12,073	169,000	169,278	278	—
Indonesian Rupiah,
Expiring 09/24/18	Citigroup Global Markets	IDR	1,844,262	126,000	124,842	—	(1,158)
Expiring 09/24/18	JPMorgan Chase	IDR	21,579,228	1,494,407	1,460,741	—	(33,666)
Expiring 09/24/18	Morgan Stanley	IDR	3,101,502	214,000	209,947	—	(4,053)
Expiring 09/24/18	Morgan Stanley	IDR	1,879,040	128,000	127,196	—	(804)
Expiring 09/24/18	UBS AG	IDR	2,248,840	152,000	152,228	228	—
Israeli Shekel,
Expiring 10/29/18	Citigroup Global Markets	ILS	751	207,000	209,118	2,118	—
Expiring 10/29/18	JPMorgan Chase	ILS	579	158,000	161,334	3,334	—
Japanese Yen,
Expiring 10/26/18	Goldman Sachs & Co.	JPY	22,920	208,000	207,118	—	(882)
Expiring 10/26/18	JPMorgan Chase	JPY	17,653	160,000	159,523	—	(477)

See Notes to Financial Statements.

PGIM Unconstrained Bond Fund	39

Schedule of Investments (unaudited) (continued)

as of August 31, 2018

Forward foreign currency exchange contracts outstanding at August 31, 2018 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 10/26/18	Morgan Stanley	JPY	27,896	$252,000	$252,086	$86	$—
Mexican Peso,
Expiring 09/21/18	Citigroup Global Markets	MXN	12,232	605,508	638,073	32,565	—
New Taiwanese Dollar,
Expiring 10/11/18	Barclays Capital Group	TWD	11,573	381,559	377,805	—	(3,754)
Expiring 10/11/18	Barclays Capital Group	TWD	3,109	101,000	101,488	488	—
Expiring 10/11/18	JPMorgan Chase	TWD	2,880	94,000	94,016	16	—
New Zealand Dollar,
Expiring 10/16/18	Bank of America	NZD	144	98,000	95,370	—	(2,630)
Expiring 10/16/18	JPMorgan Chase	NZD	203	138,000	134,277	—	(3,723)
Expiring 10/16/18	JPMorgan Chase	NZD	132	88,000	87,424	—	(576)
Expiring 10/16/18	Morgan Stanley	NZD	181	122,000	119,997	—	(2,003)
Expiring 10/16/18	Morgan Stanley	NZD	162	108,000	107,088	—	(912)
Expiring 10/16/18	Morgan Stanley	NZD	131	87,000	86,913	—	(87)
Norwegian Krone,
Expiring 10/26/18	Bank of America	NOK	1,328	157,000	158,731	1,731	—
Expiring 10/26/18	Bank of America	NOK	1,158	137,000	138,390	1,390	—
Expiring 10/26/18	Morgan Stanley	NOK	734	90,000	87,722	—	(2,278)
Peruvian Nuevo Sol,
Expiring 09/27/18	Barclays Capital Group	PEN	399	121,000	120,656	—	(344)
Expiring 09/27/18	Barclays Capital Group	PEN	318	97,000	96,263	—	(737)
Expiring 09/27/18	Citigroup Global Markets	PEN	398	120,000	120,563	563	—
Expiring 09/27/18	Citigroup Global Markets	PEN	186	56,305	56,196	—	(109)
Expiring 09/27/18	JPMorgan Chase	PEN	758	230,000	229,248	—	(752)
Expiring 09/27/18	JPMorgan Chase	PEN	522	159,000	158,086	—	(914)
Expiring 09/27/18	JPMorgan Chase	PEN	521	158,000	157,649	—	(351)
Expiring 09/27/18	JPMorgan Chase	PEN	409	125,000	123,850	—	(1,150)
Philippine Peso,
Expiring 09/17/18	Morgan Stanley	PHP	10,194	191,000	190,518	—	(482)
Expiring 09/17/18	Morgan Stanley	PHP	5,174	96,000	96,709	709	—
Expiring 09/17/18	Morgan Stanley	PHP	4,695	87,000	87,740	740	—
Expiring 09/17/18	UBS AG	PHP	17,285	326,099	323,057	—	(3,042)
Polish Zloty,
Expiring 10/26/18	JPMorgan Chase	PLN	398	109,000	107,453	—	(1,547)
Expiring 10/26/18	Morgan Stanley	PLN	445	121,000	120,294	—	(706)

See Notes to Financial Statements.

40

Forward foreign currency exchange contracts outstanding at August 31, 2018 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Russian Ruble,
Expiring 10/12/18	Barclays Capital Group	RUB	8,278	$132,000	$122,097	$—	$(9,903)
Expiring 10/12/18	Morgan Stanley	RUB	13,613	215,635	200,786	—	(14,849)
Singapore Dollar,
Expiring 11/09/18	Bank of America	SGD	133	98,000	97,289	—	(711)
Expiring 11/09/18	Citigroup Global Markets	SGD	173	127,000	126,498	—	(502)
Expiring 11/09/18	Citigroup Global Markets	SGD	162	118,000	117,856	—	(144)
Expiring 11/09/18	Citigroup Global Markets	SGD	130	95,000	94,829	—	(171)
Expiring 11/09/18	JPMorgan Chase	SGD	136	100,000	99,265	—	(735)
Expiring 11/09/18	JPMorgan Chase	SGD	121	89,000	88,345	—	(655)
Expiring 11/09/18	UBS AG	SGD	267	196,000	194,735	—	(1,265)
Expiring 11/09/18	UBS AG	SGD	120	88,000	87,635	—	(365)
South African Rand,
Expiring 09/11/18	Citigroup Global Markets	ZAR	1,349	99,000	91,636	—	(7,364)
Expiring 09/11/18	JPMorgan Chase	ZAR	1,640	122,000	111,436	—	(10,564)
Expiring 09/11/18	JPMorgan Chase	ZAR	1,322	100,000	89,839	—	(10,161)
South Korean Won,
Expiring 10/19/18	Barclays Capital Group	KRW	128,079	114,000	115,203	1,203	—
Expiring 10/19/18	BNP Paribas	KRW	102,775	91,000	92,443	1,443	—
Expiring 10/19/18	Citigroup Global Markets	KRW	107,554	97,000	96,741	—	(259)
Expiring 10/19/18	Citigroup Global Markets	KRW	100,116	89,000	90,051	1,051	—
Expiring 10/19/18	JPMorgan Chase	KRW	172,602	155,000	155,250	250	—
Expiring 10/19/18	JPMorgan Chase	KRW	133,601	119,000	120,170	1,170	—
Expiring 10/19/18	JPMorgan Chase	KRW	114,120	101,000	102,647	1,647	—
Expiring 10/19/18	JPMorgan Chase	KRW	106,997	96,000	96,240	240	—
Expiring 10/19/18	UBS AG	KRW	134,049	120,000	120,573	573	—
Swedish Krona,
Expiring 10/26/18	Bank of America	SEK	960	106,000	105,445	—	(555)
Expiring 10/26/18	Morgan Stanley	SEK	1,279	141,000	140,488	—	(512)
Swiss Franc,
Expiring 10/26/18	Bank of America	CHF	193	198,000	200,281	2,281	—
Expiring 10/26/18	Bank of America	CHF	88	91,000	91,202	202	—
Expiring 10/26/18	Citigroup Global Markets	CHF	107	108,000	110,631	2,631	—
Expiring 10/26/18	JPMorgan Chase	CHF	88	90,000	91,223	1,223	—

See Notes to Financial Statements.

PGIM Unconstrained Bond Fund	41

Schedule of Investments (unaudited) (continued)

as of August 31, 2018

Forward foreign currency exchange contracts outstanding at August 31, 2018 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht,
Expiring 11/09/18	Citigroup Global Markets	THB	5,857	$180,000	$179,346	$—	$(654)
Turkish Lira,
Expiring 09/11/18	Barclays Capital Group	TRY	1,103	236,937	166,859	—	(70,078)
Expiring 09/11/18	Citigroup Global Markets	TRY	489	103,000	73,910	—	(29,090)
Expiring 09/11/18	Citigroup Global Markets	TRY	387	80,000	58,493	—	(21,507)
Expiring 09/11/18	Citigroup Global Markets	TRY	384	82,000	58,098	—	(23,902)

				$18,985,027	$18,683,033	74,473	(376,467)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/16/18	Bank of America	AUD	276	$200,000	$198,131	$1,869	$—
Expiring 10/16/18	JPMorgan Chase	AUD	222	163,000	159,858	3,142	—
Expiring 10/16/18	JPMorgan Chase	AUD	194	144,000	139,711	4,289	—
Expiring 10/16/18	JPMorgan Chase	AUD	194	144,000	139,430	4,570	—
Expiring 10/16/18	Morgan Stanley	AUD	232	171,000	166,461	4,539	—
Brazilian Real,
Expiring 10/02/18	Goldman Sachs & Co.	BRL	269	71,508	65,729	5,779	—
British Pound,
Expiring 10/26/18	Citigroup Global Markets	GBP	118	155,000	152,902	2,098	—
Expiring 10/26/18	JPMorgan Chase	GBP	451	595,531	586,659	8,872	—
Expiring 10/26/18	JPMorgan Chase	GBP	146	193,000	190,029	2,971	—
Expiring 10/26/18	JPMorgan Chase	GBP	65	85,000	83,884	1,116	—
Expiring 10/26/18	Morgan Stanley	GBP	129	168,000	167,250	750	—
Canadian Dollar,
Expiring 10/16/18	Bank of America	CAD	161	124,000	123,238	762	—
Expiring 10/16/18	Bank of America	CAD	124	95,000	95,178	—	(178)
Expiring 10/16/18	Citigroup Global Markets	CAD	274	208,000	209,920	—	(1,920)
Expiring 10/16/18	Morgan Stanley	CAD	190	146,000	145,764	236	—
Expiring 10/16/18	Morgan Stanley	CAD	126	96,000	96,424	—	(424)

See Notes to Financial Statements.

42

Forward foreign currency exchange contracts outstanding at August 31, 2018 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chilean Peso,
Expiring 09/27/18	Barclays Capital Group	CLP	78,774	$120,000	$115,698	$4,302	$—
Expiring 09/27/18	Barclays Capital Group	CLP	57,090	88,000	83,850	4,150	—
Expiring 09/27/18	BNP Paribas	CLP	322,569	494,768	473,767	21,001	—
Chinese Renminbi,
Expiring 10/26/18	Citigroup Global Markets	CNH	1,269	184,000	185,275	—	(1,275)
Expiring 10/26/18	Citigroup Global Markets	CNH	1,225	176,000	178,882	—	(2,882)
Expiring 10/26/18	Citigroup Global Markets	CNH	1,096	159,000	159,978	—	(978)
Expiring 10/26/18	Citigroup Global Markets	CNH	726	106,000	105,961	39	—
Expiring 10/26/18	Citigroup Global Markets	CNH	660	96,000	96,403	—	(403)
Expiring 10/26/18	Citigroup Global Markets	CNH	624	91,000	91,154	—	(154)
Expiring 10/26/18	Citigroup Global Markets	CNH	606	89,000	88,443	557	—
Expiring 10/26/18	Goldman Sachs & Co.	CNH	1,552	225,000	226,559	—	(1,559)
Expiring 10/26/18	Goldman Sachs & Co.	CNH	1,324	194,000	193,257	743	—
Expiring 10/26/18	JPMorgan Chase	CNH	4,592	675,264	670,352	4,912	—
Expiring 10/26/18	Morgan Stanley	CNH	1,525	223,000	222,678	322	—
Colombian Peso,
Expiring 09/12/18	UBS AG	COP	767,363	268,910	251,738	17,172	—
Czech Koruna,
Expiring 10/26/18	Bank of America	CZK	3,315	147,000	149,507	—	(2,507)
Expiring 10/26/18	Citigroup Global Markets	CZK	12,902	585,979	581,931	4,048	—
Expiring 10/26/18	Citigroup Global Markets	CZK	2,834	129,000	127,815	1,185	—
Expiring 10/26/18	JPMorgan Chase	CZK	2,522	113,000	113,752	—	(752)
Euro,
Expiring 10/26/18	Bank of America	EUR	1,506	1,773,246	1,755,600	17,646	—
Expiring 10/26/18	Bank of America	EUR	89	104,000	103,604	396	—
Expiring 10/26/18	Citigroup Global Markets	EUR	4,518	5,327,312	5,266,796	60,516	—
Expiring 10/26/18	Citigroup Global Markets	EUR	930	1,061,913	1,083,821	—	(21,908)

See Notes to Financial Statements.

PGIM Unconstrained Bond Fund	43

Schedule of Investments (unaudited) (continued)

as of August 31, 2018

Forward foreign currency exchange contracts outstanding at August 31, 2018 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 10/26/18	JPMorgan Chase	EUR	249	$289,000	$289,805	$—	$(805)
Expiring 10/26/18	JPMorgan Chase	EUR	171	199,000	198,984	16	—
Expiring 10/26/18	JPMorgan Chase	EUR	102	118,000	118,861	—	(861)
Expiring 10/26/18	Morgan Stanley	EUR	136	158,000	158,299	—	(299)
Expiring 10/26/18	Morgan Stanley	EUR	117	136,000	135,986	14	—
Expiring 10/26/18	UBS AG	EUR	175	204,000	203,615	385	—
Hungarian Forint,
Expiring 10/26/18	Citigroup Global Markets	HUF	163,514	584,772	583,267	1,505	—
Expiring 10/26/18	Citigroup Global Markets	HUF	39,602	144,000	141,263	2,737	—
Expiring 10/26/18	JPMorgan Chase	HUF	25,100	89,000	89,534	—	(534)
Indian Rupee,
Expiring 10/15/18	Citigroup Global Markets	INR	6,752	98,000	94,678	3,322	—
Expiring 10/15/18	Citigroup Global Markets	INR	6,462	93,000	90,613	2,387	—
Expiring 10/15/18	Citigroup Global Markets	INR	6,273	90,000	87,959	2,041	—
Expiring 10/15/18	JPMorgan Chase	INR	7,973	115,000	111,795	3,205	—
Expiring 10/15/18	Morgan Stanley	INR	8,384	120,000	117,564	2,436	—
Indonesian Rupiah,
Expiring 09/24/18	Citigroup Global Markets	IDR	1,336,576	92,000	90,476	1,524	—
Expiring 09/24/18	JPMorgan Chase	IDR	2,362,031	161,000	159,891	1,109	—
Expiring 09/24/18	Morgan Stanley	IDR	1,748,138	122,000	118,335	3,665	—
Israeli Shekel,
Expiring 10/29/18	Barclays Capital Group	ILS	601	166,000	167,482	—	(1,482)
Expiring 10/29/18	UBS AG	ILS	3,957	1,092,751	1,102,260	—	(9,509)
Japanese Yen,
Expiring 10/26/18	Bank of America	JPY	12,539	114,000	113,315	685	—
Expiring 10/26/18	Bank of America	JPY	7,212	65,311	65,175	136	—
Expiring 10/26/18	Citigroup Global Markets	JPY	11,318	102,000	102,282	—	(282)
Expiring 10/26/18	JPMorgan Chase	JPY	12,581	113,000	113,692	—	(692)
Expiring 10/26/18	Morgan Stanley	JPY	16,940	154,000	153,085	915	—
Mexican Peso,
Expiring 09/21/18	Bank of America	MXN	1,946	101,000	101,532	—	(532)
Expiring 09/21/18	Citigroup Global Markets	MXN	3,095	159,000	161,428	—	(2,428)
Expiring 09/21/18	JPMorgan Chase	MXN	1,714	84,000	89,432	—	(5,432)

See Notes to Financial Statements.

44

Forward foreign currency exchange contracts outstanding at August 31, 2018 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 09/21/18	Morgan Stanley	MXN	2,437	$129,000	$127,145	$1,855	$—
Expiring 09/21/18	Morgan Stanley	MXN	1,811	91,000	94,493	—	(3,493)
Expiring 09/21/18	UBS AG	MXN	2,367	123,000	123,491	—	(491)
New Taiwanese Dollar,
Expiring 10/11/18	Citigroup Global Markets	TWD	4,134	135,000	134,943	57	—
Expiring 10/11/18	Citigroup Global Markets	TWD	3,484	114,000	113,751	249	—
Expiring 10/11/18	Citigroup Global Markets	TWD	2,900	96,000	94,687	1,313	—
Expiring 10/11/18	JPMorgan Chase	TWD	5,621	184,000	183,496	504	—
Expiring 10/11/18	JPMorgan Chase	TWD	3,803	124,000	124,163	—	(163)
Expiring 10/11/18	JPMorgan Chase	TWD	2,783	91,000	90,846	154	—
Expiring 10/11/18	Morgan Stanley	TWD	3,289	108,000	107,383	617	—
New Zealand Dollar,
Expiring 10/16/18	JPMorgan Chase	NZD	283	193,000	187,514	5,486	—
Expiring 10/16/18	Morgan Stanley	NZD	217	145,000	143,424	1,576	—
Expiring 10/16/18	Morgan Stanley	NZD	135	89,000	89,190	—	(190)
Norwegian Krone,
Expiring 10/26/18	Barclays Capital Group	NOK	614	75,347	73,406	1,941	—
Expiring 10/26/18	Morgan Stanley	NOK	1,276	153,000	152,549	451	—
Expiring 10/26/18	Morgan Stanley	NOK	1,104	135,000	131,976	3,024	—
Philippine Peso,
Expiring 09/17/18	Barclays Capital Group	PHP	8,665	161,000	161,947	—	(947)
Expiring 09/17/18	Barclays Capital Group	PHP	6,614	123,000	123,609	—	(609)
Expiring 09/17/18	Barclays Capital Group	PHP	5,271	98,000	98,522	—	(522)
Expiring 09/17/18	Barclays Capital Group	PHP	4,848	90,000	90,617	—	(617)
Expiring 09/17/18	Barclays Capital Group	PHP	4,684	88,000	87,539	461	—
Expiring 09/17/18	BNP Paribas	PHP	4,602	87,000	86,016	984	—
Expiring 09/17/18	Citigroup Global Markets	PHP	10,660	199,000	199,241	—	(241)
Expiring 09/17/18	Citigroup Global Markets	PHP	5,482	102,000	102,460	—	(460)
Expiring 09/17/18	JPMorgan Chase	PHP	5,695	107,000	106,438	562	—
Expiring 09/17/18	JPMorgan Chase	PHP	4,567	86,000	85,349	651	—
Expiring 09/17/18	Morgan Stanley	PHP	6,077	113,000	113,581	—	(581)

See Notes to Financial Statements.

PGIM Unconstrained Bond Fund	45

Schedule of Investments (unaudited) (continued)

as of August 31, 2018

Forward foreign currency exchange contracts outstanding at August 31, 2018 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Polish Zloty,
Expiring 10/26/18	Citigroup Global Markets	PLN	444	$121,000	$119,940	$1,060	$—
Expiring 10/26/18	JPMorgan Chase	PLN	3,954	1,068,939	1,068,038	901	—
Russian Ruble,
Expiring 10/12/18	Barclays Capital Group	RUB	7,898	115,000	116,496	—	(1,496)
Expiring 10/12/18	Barclays Capital Group	RUB	7,690	112,000	113,433	—	(1,433)
Expiring 10/12/18	Barclays Capital Group	RUB	7,013	104,000	103,437	563	—
Singapore Dollar,
Expiring 11/09/18	Citigroup Global Markets	SGD	1,005	735,360	733,079	2,281	—
South African Rand,
Expiring 09/11/18	JPMorgan Chase	ZAR	4,151	316,015	282,043	33,972	—
Expiring 09/11/18	JPMorgan Chase	ZAR	1,866	127,000	126,764	236	—
Expiring 09/11/18	JPMorgan Chase	ZAR	1,202	87,000	81,639	5,361	—
Expiring 09/11/18	UBS AG	ZAR	1,359	96,000	92,343	3,657	—
South Korean Won,
Expiring 10/19/18	JPMorgan Chase	KRW	528,419	473,294	475,296	—	(2,002)
Swedish Krona,
Expiring 10/26/18	Bank of America	SEK	1,743	198,071	191,494	6,577	—
Expiring 10/26/18	Bank of America	SEK	1,398	157,000	153,519	3,481	—
Expiring 10/26/18	Citigroup Global Markets	SEK	987	108,000	108,443	—	(443)
Expiring 10/26/18	JPMorgan Chase	SEK	896	99,000	98,451	549	—
Swiss Franc,
Expiring 10/26/18	BNP Paribas	CHF	937	950,828	971,582	—	(20,754)
Expiring 10/26/18	JPMorgan Chase	CHF	178	181,000	184,551	—	(3,551)
Expiring 10/26/18	JPMorgan Chase	CHF	138	141,000	143,505	—	(2,505)
Expiring 10/26/18	JPMorgan Chase	CHF	127	129,000	131,857	—	(2,857)
Expiring 10/26/18	Morgan Stanley	CHF	462	468,906	478,541	—	(9,635)
Expiring 10/26/18	Morgan Stanley	CHF	105	109,000	108,815	185	—
Thai Baht,
Expiring 11/09/18	Citigroup Global Markets	THB	5,056	152,000	154,799	—	(2,799)
Expiring 11/09/18	Citigroup Global Markets	THB	4,909	148,000	150,299	—	(2,299)
Expiring 11/09/18	UBS AG	THB	4,024	120,893	123,204	—	(2,311)
Turkish Lira,
Expiring 09/11/18	Citigroup Global Markets	TRY	419	84,000	63,421	20,579	—

See Notes to Financial Statements.

46

Forward foreign currency exchange contracts outstanding at August 31, 2018 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 09/11/18	JPMorgan Chase	TRY	485	$97,000	$73,337	$23,663	$—
Expiring 09/11/18	Morgan Stanley	TRY	517	98,000	78,181	19,819	—
Expiring 09/11/18	UBS AG	TRY	918	138,000	138,892	—	(892)

				$30,128,918	$29,901,172	346,833	(119,087)

						$421,306	$(495,554)

Credit default swap agreements outstanding at August 31, 2018:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at August 31, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities—Sell Protection(2)^:
3i Debt Management	09/19/18	1.000%(M)	2,153	*	$1,494	$—	$1,494	Goldman Sachs & Co.
AMMC CLO Ltd.	09/19/18	1.000%(M)	823	*	571	—	571	Goldman Sachs & Co.
BABSON	09/19/18	1.000%(M)	981	*	681	—	681	Goldman Sachs & Co.
Bain Capital Credit LP	09/19/18	1.000%(M)	485	*	337	—	337	Goldman Sachs & Co.
Banc of America Commercial Mortgage Trust	09/27/18	1.250%(M)	84	8.051%	96	—	96	Goldman Sachs & Co.
Banc of America Commercial Mortgage Trust	09/27/18	1.250%(M)	84	6.799%	96	—	96	Goldman Sachs & Co.
Banc of America Commercial Mortgage Trust	09/27/18	1.250%(M)	84	6.780%	96	—	96	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities Trust	09/28/18	1.250%(M)	250	*	286	—	286	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities Trust	09/28/18	1.250%(M)	250	*	286	—	286	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities Trust	09/28/18	1.250%(M)	250	*	286	—	286	Goldman Sachs & Co.

See Notes to Financial Statements.

PGIM Unconstrained Bond Fund	47

Schedule of Investments (unaudited) (continued)

as of August 31, 2018

Credit default swap agreements outstanding at August 31, 2018 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at August 31, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities—Sell Protection(2)^ (cont’d.):
Benefit Street Partners CLO Ltd.	09/19/18	1.000%(M)	837	*	$581	$—	$581	Goldman Sachs & Co.
BlueMountain CLO Ltd.	09/19/18	1.000%(M)	262	*	182	—	182	Goldman Sachs & Co.
BNP	09/19/18	1.000%(M)	168	*	116	—	116	Goldman Sachs & Co.
Chase Mortgage	09/28/18	1.250%(M)	250	*	286	—	286	Goldman Sachs & Co.
Citigroup Commercial Mortgage Trust	09/27/18	1.250%(M)	84	4.670%	96	—	96	Goldman Sachs & Co.
Citigroup Commercial Mortgage Trust	09/27/18	1.250%(M)	84	6.940%	96	—	96	Goldman Sachs & Co.
Citigroup Commercial Mortgage Trust	09/27/18	1.250%(M)	84	6.780%	96	—	96	Goldman Sachs & Co.
COMM Mortgage Trust	09/27/18	1.250%(M)	84	7.460%	96	—	96	Goldman Sachs & Co.
COMM Mortgage Trust	09/27/18	1.250%(M)	84	2.446%	96	—	96	Goldman Sachs & Co.
COMM Mortgage Trust	09/27/18	1.250%(M)	84	6.780%	96	—	96	Goldman Sachs & Co.
COMM Mortgage Trust	09/27/18	1.250%(M)	84	19.740%	96	—	96	Goldman Sachs & Co.
COMM Mortgage Trust	09/27/18	1.250%(M)	84	4.550%	96	—	96	Goldman Sachs & Co.
COMM Mortgage Trust	09/27/18	1.250%(M)	84	4.550%	96	—	96	Goldman Sachs & Co.
COMM Mortgage Trust	09/27/18	1.250%(M)	84	6.619%	96	—	96	Goldman Sachs & Co.
COMM Mortgage Trust	09/27/18	1.250%(M)	84	*	96	—	96	Goldman Sachs & Co.
Crestline Denali Capital	09/19/18	1.000%(M)	25	*	17	—	17	Goldman Sachs & Co.
CSAM	09/19/18	1.000%(M)	199	*	138	—	138	Goldman Sachs & Co.
Ellington CLO Ltd.	09/19/18	1.000%(M)	669	7.000%	464	—	464	Goldman Sachs & Co.
Equity One Home Equity	09/28/18	1.250%(M)	250	*	286	—	286	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	09/27/18	1.250%(M)	84	*	96	—	96	Goldman Sachs & Co.
First Franklin Home Equity	09/28/18	1.250%(M)	250	*	286	—	286	Goldman Sachs & Co.

See Notes to Financial Statements.

48

Credit default swap agreements outstanding at August 31, 2018 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at August 31, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities—Sell Protection(2)^ (cont’d.):
Flagship	09/19/18	1.000%(M)	764	*	$530	$—	$530	Goldman Sachs & Co.
Galaxy CLO Ltd.	09/19/18	1.000%(M)	335	*	233	—	233	Goldman Sachs & Co.
GS Mortgage Securities Trust	09/27/18	1.250%(M)	84	4.357%	96	—	96	Goldman Sachs & Co.
GS Mortgage Securities Trust	09/27/18	1.250%(M)	84	4.180%	96	—	96	Goldman Sachs & Co.
GS Mortgage Securities Trust	09/27/18	1.250%(M)	84	7.460%	96	—	96	Goldman Sachs & Co.
GS Mortgage Securities Trust	09/27/18	1.250%(M)	84	*	96	—	96	Goldman Sachs & Co.
GS Mortgage Securities Trust	09/27/18	1.250%(M)	84	4.786%	96	—	96	Goldman Sachs & Co.
GS Mortgage Securities Trust	09/27/18	1.250%(M)	84	4.370%	96	—	96	Goldman Sachs & Co.
Invesco	09/19/18	1.000%(M)	404	*	281	—	281	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust	09/27/18	1.250%(M)	84	*	96	—	96	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust	09/27/18	1.250%(M)	84	9.465%	96	—	96	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust	09/27/18	1.250%(M)	84	4.748%	96	—	96	Goldman Sachs & Co.
KVK CLO Ltd.	09/19/18	1.000%(M)	920	*	638	—	638	Goldman Sachs & Co.
KVK CLO Ltd.	09/19/18	1.000%(M)	423	*	293	—	293	Goldman Sachs & Co.
Lehman Home Equity	09/28/18	1.250%(M)	250	*	286	—	286	Goldman Sachs & Co.
Morgan Stanley BAML Trust	09/27/18	1.250%(M)	84	2.563%	96	—	96	Goldman Sachs & Co.
Morgan Stanley BAML Trust	09/27/18	1.250%(M)	84	6.940%	96	—	96	Goldman Sachs & Co.
Morgan Stanley BAML Trust	09/27/18	1.250%(M)	84	10.400%	96	—	96	Goldman Sachs & Co.
Morgan Stanley BAML Trust	09/27/18	1.250%(M)	84	7.460%	96	—	96	Goldman Sachs & Co.
Morgan Stanley BAML Trust	09/27/18	1.250%(M)	84	6.714%	96	—	96	Goldman Sachs & Co.

See Notes to Financial Statements.

PGIM Unconstrained Bond Fund	49

Schedule of Investments (unaudited) (continued)

as of August 31, 2018

Credit default swap agreements outstanding at August 31, 2018 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at August 31, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities—Sell Protection(2)^ (cont’d.):
Morgan Stanley BAML Trust	09/27/18	1.250%(M)	84	2.562%	$96	$—	$96	Goldman Sachs & Co.
Morgan Stanley Home Equity	09/28/18	1.250%(M)	250	*	286	—	286	Goldman Sachs & Co.
NEUB CLO	09/19/18	1.000%(M)	278	*	193	—	193	Goldman Sachs & Co.
New Century Home Equity	09/28/18	1.250%(M)	250	*	286	—	286	Goldman Sachs & Co.
New Century Home Equity	09/28/18	1.250%(M)	250	*	286	—	286	Goldman Sachs & Co.
Octagon	09/19/18	1.000%(M)	287	*	199	—	199	Goldman Sachs & Co.
Octagon Investment Partners Ltd.	09/19/18	1.000%(M)	70	*	49	—	49	Goldman Sachs & Co.
Octagon Investment Partners Ltd.	09/19/18	1.000%(M)	60	*	8	—	8	Goldman Sachs & Co.
Octagon Investment Partners Ltd.	09/19/18	1.000%(M)	35	*	5	—	5	Goldman Sachs & Co.
Option One Home Equity	09/28/18	1.250%(M)	250	*	286	—	286	Goldman Sachs & Co.
SEIX Investment Advisors	09/19/18	1.000%(M)	209	*	145	—	145	Goldman Sachs & Co.
Shackleton CLO Ltd.	09/19/18	1.000%(M)	181	*	126	—	126	Goldman Sachs & Co.
Sound Point CLO Ltd.	09/19/18	1.000%(M)	595	*	413	—	413	Goldman Sachs & Co.
Sound Point CLO Ltd.	09/19/18	1.000%(M)	162	*	113	—	113	Goldman Sachs & Co.
Steele Creek	09/19/18	1.000%(M)	284	*	197	—	197	Goldman Sachs & Co.
Steele Creek	09/19/18	1.000%(M)	70	*	49	—	49	Goldman Sachs & Co.
Symphony	09/19/18	1.000%(M)	347	*	241	—	241	Goldman Sachs & Co.
Trimaran	09/19/18	1.000%(M)	458	*	318	—	318	Goldman Sachs & Co.
Venture CDO Ltd.	09/19/18	1.000%(M)	666	*	462	—	462	Goldman Sachs & Co.
Venture CDO Ltd.	09/19/18	1.000%(M)	468	*	325	—	325	Goldman Sachs & Co.
Venture CDO Ltd.	09/19/18	1.000%(M)	88	*	61	—	61	Goldman Sachs & Co.

See Notes to Financial Statements.

50

Credit default swap agreements outstanding at August 31, 2018 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at August 31, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities—Sell Protection(2)^ (cont’d.):
Voya	09/19/18	1.000%(M)	1,020	*	$142	$—	$142	Goldman Sachs & Co.
Wells Fargo Commercial Mortgage Trust	09/27/18	1.250%(M)	84	8.377%	96	—	96	Goldman Sachs & Co.
Wells Fargo Commercial Mortgage Trust	09/27/18	1.250%(M)	84	6.780%	96	—	96	Goldman Sachs & Co.
Wells Fargo Commercial Mortgage Trust	09/27/18	1.250%(M)	84	6.780%	96	—	96	Goldman Sachs & Co.
Wells Fargo Commercial Mortgage Trust	09/27/18	1.250%(M)	84	4.670%	96	—	96	Goldman Sachs & Co.
Wind River CLO Ltd.	09/19/18	1.000%(M)	582	*	404	—	404	Goldman Sachs & Co.
Wind River CLO Ltd.	09/19/18	1.000%(M)	95	*	66	—	66	Goldman Sachs & Co.
Wind River CLO Ltd.	09/19/18	1.000%(M)	95	*	66	—	66	Goldman Sachs & Co.

					$16,548	$—	$16,548

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at August 31, 2018(4)	Value at Trade Date	Value at August 31, 2018	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2):
Anadarko Petroleum Corp.	06/20/21	1.000%(Q)	80	0.328%	$(6,044)	$1,634	$7,678
AT&T, Inc.	06/20/21	1.000%(Q)	80	0.428%	565	1,396	831
Barrick Gold Corp.	06/20/21	1.000%(Q)	80	0.364%	(2,093)	1,548	3,641
Devon Energy Corp.	06/20/20	1.000%(Q)	80	0.104%	(6,615)	1,444	8,059
Eastman Chemical Co.	06/20/21	1.000%(Q)	80	0.213%	756	1,864	1,108

					$(13,431)	$7,886	$21,317

See Notes to Financial Statements.

PGIM Unconstrained Bond Fund	51

Schedule of Investments (unaudited) (continued)

as of August 31, 2018

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Buy Protection(1):
Kingdom of Spain	06/20/23	1.000%(Q)	100	$(1,587)	$(2,474)	$887	Bank of America
Republic of Italy	06/20/23	1.000%(Q)	300	19,604	6,728	12,876	Bank of America
Republic of Italy	06/20/23	1.000%(Q)	100	2,480	1,537	943	Bank of America
Republic of Italy	06/20/28	1.000%(Q)	175	22,750	17,755	4,995	Goldman Sachs & Co.
United Mexican States	06/20/23	1.000%(Q)	35	223	220	3	Citigroup Global Markets
United Mexican States	06/20/23	1.000%(Q)	30	191	476	(285)	Citigroup Global Markets
United Mexican States	06/20/23	1.000%(Q)	10	64	177	(113)	Citigroup Global Markets
United Mexican States	06/20/23	1.000%(Q)	10	64	163	(99)	Citigroup Global Markets
United Mexican States	06/20/23	1.000%(Q)	10	64	59	5	Citigroup Global Markets
United Mexican States	06/20/23	1.000%(Q)	5	32	31	1	Citigroup Global Markets

				$43,885	$24,672	$19,213

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at August 31, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2):
Federal Republic of Brazil	09/20/18	1.000%(Q)	250	0.989%	$529	$(10,409)	$10,938	Barclays Capital Group
Hellenic Republic	06/20/22	1.000%(Q)	80	3.604%	(6,803)	(13,596)	6,793	Citigroup Global Markets
Hellenic Republic	06/20/22	1.000%(Q)	20	3.604%	(1,701)	(3,499)	1,798	Goldman Sachs & Co.
Hellenic Republic	06/20/23	1.000%(Q)	100	3.920%	(11,598)	(9,787)	(1,811)	Citigroup Global Markets
Husky Energy, Inc.	06/20/20	1.000%(Q)	80	0.414%	1,000	(3,294)	4,294	Morgan Stanley
Kingdom of Spain	06/20/23	1.000%(Q)	100	0.690%	1,587	1,515	72	Bank of America
Kingdom of Spain	06/20/23	1.000%(Q)	640	0.690%	10,158	9,213	945	Bank of America
Kingdom of Spain	06/20/23	1.000%(Q)	110	0.690%	1,746	1,184	562	Citigroup Global Markets
Kingdom of Spain	06/20/23	1.000%(Q)	220	0.690%	3,492	2,547	945	Goldman Sachs & Co.
Petroleos Mexicanos	12/20/18	1.000%(Q)	600	0.697%	1,822	284	1,538	Citigroup Global Markets
Petroleos Mexicanos	06/20/23	1.000%(Q)	550	2.376%	(31,309)	(71,287)	39,978	BNP Paribas
Petroleos Mexicanos	06/20/23	1.000%(Q)	5	2.376%	(285)	(277)	(8)	Citigroup Global Markets
Petroleos Mexicanos	06/20/23	1.000%(Q)	10	2.376%	(569)	(681)	112	Citigroup Global Markets

See Notes to Financial Statements.

52

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at August 31, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)(cont’d.):
Petroleos Mexicanos	06/20/23	1.000%(Q)	10	2.376%	$(569)	$(669)	$100	Citigroup Global Markets
Petroleos Mexicanos	06/20/23	1.000%(Q)	10	2.376%	(569)	(556)	(13)	Citigroup Global Markets
Petroleos Mexicanos	06/20/23	1.000%(Q)	25	2.376%	(1,423)	(1,662)	239	Citigroup Global Markets
Petroleos Mexicanos	06/20/23	1.000%(Q)	25	2.376%	(1,423)	(1,383)	(40)	Citigroup Global Markets
Republic of Colombia	12/20/26	1.000%(Q)	75	1.742%	(3,732)	(6,839)	3,107	Citigroup Global Markets
Republic of Italy	06/20/20	1.000%(Q)	1,120	2.045%	(17,898)	(16,198)	(1,700)	Bank of America
Republic of Italy	06/20/21	1.000%(Q)	280	2.314%	(8,977)	(5,814)	(3,163)	Goldman Sachs & Co.
Republic of Italy	06/20/23	1.000%(Q)	100	2.629%	(6,535)	(5,272)	(1,263)	Bank of America
Republic of Italy	06/20/23	1.000%(Q)	300	2.629%	(19,604)	(18,070)	(1,534)	Bank of America
Republic of Italy	06/20/23	1.000%(Q)	280	2.629%	(18,297)	(13,278)	(5,019)	Goldman Sachs & Co.
Republic of Portugal	06/20/23	1.000%(Q)	860	1.071%	(883)	708	(1,591)	Bank of America
Republic of Turkey	12/20/18	1.000%(Q)	200	7.027%	(3,217)	(3,222)	5	Citigroup Global Markets
Republic of Uruguay	06/20/21	1.000%(Q)	600	2.044%	(15,217)	(9,134)	(6,083)	Citigroup Global Markets

					$(130,275)	$(179,476)	$49,201

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at August 31, 2018	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices—Buy Protection(1):
CDX.NA.HY.30.V1	06/20/23	5.000%(Q)	311	$(24,241)	$(22,145)	$2,096

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at August 31, 2018(4)	Value at Trade Date	Value at August 31, 2018	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices—Sell Protection(2):
CDX.NA.IG.29.V1	12/20/27	1.000%(Q)	139	1.040%	$(107)	$(84)	$23

See Notes to Financial Statements.

PGIM Unconstrained Bond Fund	53

Schedule of Investments (unaudited) (continued)

as of August 31, 2018

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on credit indices—Buy Protection(1):
CMBX.NA.6.AA	05/11/63	1.500%(M)	5,000	$(51,793)	$32,458	$(84,251)	Credit Suisse First Boston Corp.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at August 31, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices—Sell Protection(2):
CMBX.NA.6.AA	05/11/63	1.500%(M)	3,000	*	$31,076	$12,886	$18,190	UBS AG
CMBX.NA.6.AA	05/11/63	1.500%(M)	1,000	*	10,359	(33,444)	43,803	JPMorgan Chase
CMBX.NA.6.AA	05/11/63	1.500%(M)	1,000	*	10,359	(13,015)	23,374	Morgan Stanley

					$51,794	$(33,573)	$85,367

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied

See Notes to Financial Statements.

54

credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

Fair value of credit default swap agreement is based on price obtained from independent pricing service which used information provided by market dealers. The implied credit spread is not readily available.

Currency swap agreements outstanding at August 31, 2018:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreement:
540	3 Month LIBOR(Q)	EUR 500	(0.216)%(A)	JPMorgan Chase	03/21/23	$(34,687)	$—	$(34,687)

Inflation swap agreements outstanding at August 31, 2018:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at August 31, 2018	Unrealized Appreciaton (Depreciation)
	Centrally Cleared Inflation Swap Agreements:
EUR	200	08/15/22	1.240%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	$—	$(3,000)	$(3,000)
EUR	325	09/15/22	1.260%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	(4,716)	(4,716)
EUR	100	08/15/27	1.415%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	1,956	1,956
EUR	160	09/15/27	1.438%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	2,845	2,845
	230	10/25/27	2.160%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	5	(5,355)	(5,360)

					$5	$(8,270)	$(8,275)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at August 31, 2018:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at August 31, 2018	Unrealized Appreciaton (Depreciation)
	Centrally Cleared Interest Rate Swap Agreements:
BRL	687	01/04/21	8.660%(T)	1 Day BROIS(2)(T)	$—	$(1,259)	$(1,259)
BRL	1,144	01/04/21	8.670%(T)	1 Day BROIS(2)(T)	—	(1,999)	(1,999)
BRL	588	01/04/21	9.350%(T)	1 Day BROIS(1)(T)	—	(2,492)	(2,492)
BRL	590	01/04/21	9.470%(T)	1 Day BROIS(1)(T)	—	(3,155)	(3,155)
BRL	357	01/04/21	10.000%(T)	1 Day BROIS(2)(T)	—	3,504	3,504
BRL	286	01/04/21	10.050%(T)	1 Day BROIS(2)(T)	—	2,930	2,930

See Notes to Financial Statements.

PGIM Unconstrained Bond Fund	55

Schedule of Investments (unaudited) (continued)

as of August 31, 2018

Interest rate swap agreements outstanding at August 31, 2018 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at August 31, 2018	Unrealized Appreciaton (Depreciation)
	Centrally Cleared Interest Rate Swap Agreements (cont’d.):
BRL	353	01/04/21	10.250%(T)	1 Day BROIS(2)(T)	$—	$4,299	$4,299
BRL	774	01/04/21	10.300%(T)	1 Day BROIS(2)(T)	—	9,797	9,797
BRL	189	01/02/23	9.260%(T)	1 Day BROIS(1)(T)	—	2,931	2,931
BRL	377	01/02/23	9.280%(T)	1 Day BROIS(1)(T)	—	6,060	6,060
BRL	744	01/02/23	9.460%(T)	1 Day BROIS(2)(T)	—	(9,748)	(9,748)
BRL	2,815	01/02/25	9.685%(T)	1 Day BROIS(2)(T)	—	(86,582)	(86,582)
BRL	248	01/02/25	9.920%(T)	1 Day BROIS(2)(T)	—	(6,353)	(6,353)
BRL	245	01/02/25	10.040%(T)	1 Day BROIS(2)(T)	—	(5,711)	(5,711)
EUR	665	05/11/19	(0.144)%(A)	6 Month EURIBOR(1)(S)	(1,595)	(598)	997
EUR	260	05/11/20	(0.054)%(A)	6 Month EURIBOR(1)(S)	(621)	(669)	(48)
EUR	225	12/06/21	0.095%(A)	6 Month EURIBOR(1)(S)	—	(766)	(766)
EUR	660	05/11/22	0.156%(A)	6 Month EURIBOR(1)(S)	178	(2,279)	(2,457)
EUR	635	05/11/23	0.650%(A)	6 Month EURIBOR(1)(S)	(13,290)	(16,060)	(2,770)
EUR	190	05/11/25	0.650%(A)	6 Month EURIBOR(1)(S)	193	(2,681)	(2,874)
EUR	430	05/11/26	0.750%(A)	6 Month EURIBOR(1)(S)	(1,158)	(6,104)	(4,946)
EUR	580	05/11/27	0.736%(A)	6 Month EURIBOR(1)(S)	5,414	(1,630)	(7,044)
EUR	890	05/11/28	0.750%(A)	6 Month EURIBOR(1)(S)	34,522	6,421	(28,101)
EUR	295	02/15/30	1.124%(A)	6 Month EURIBOR(1)(S)	(70)	(6,891)	(6,821)
EUR	90	05/11/30	0.850%(A)	6 Month EURIBOR(1)(S)	3,242	1,718	(1,524)
EUR	25	05/11/32	1.100%(A)	6 Month EURIBOR(1)(S)	239	115	(124)
EUR	135	05/11/33	1.000%(A)	6 Month EURIBOR(1)(S)	6,042	4,160	(1,882)
EUR	60	05/11/37	1.253%(A)	6 Month EURIBOR(1)(S)	2,705	797	(1,908)
EUR	400	10/25/37	2.085%(A)	3 Month EURIBOR(2)(Q)	—	4,723	4,723
EUR	400	10/25/37	2.114%(A)	6 Month EURIBOR(1)(S)	—	(4,450)	(4,450)
EUR	25	05/11/42	1.350%(A)	6 Month EURIBOR(1)(S)	1,168	315	(853)

See Notes to Financial Statements.

56

Interest rate swap agreements outstanding at August 31, 2018 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at August 31, 2018	Unrealized Appreciaton (Depreciation)
	Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	100	01/26/48	1.853%(A)	3 Month EURIBOR(2)(Q)	$—	$571	$571
EUR	100	01/26/48	1.863%(A)	6 Month EURIBOR(1)(S)	—	(875)	(875)
EUR	170	03/19/48	1.650%(A)	3 Month EURIBOR(2)(Q)	—	(218)	(218)
EUR	170	03/19/48	1.658%(A)	6 Month EURIBOR(1)(S)	—	165	165
GBP	310	10/30/32	1.633%(S)	6 Month GBP LIBOR(2)(S)	7,056	1,572	(5,484)
GBP	165	10/30/47	1.680%(S)	6 Month GBP LIBOR(1)(S)	(6,542)	(2,653)	3,889
	1,545	10/07/18	1.253%(A)	1 Day USOIS(1)(A)	—	6,692	6,692
	1,350	11/17/18	1.080%(T)	1 Day USOIS(1)(T)	—	9,518	9,518
	2,025	11/18/18	0.911%(A)	1 Day USOIS(1)(A)	(116)	17,761	17,877
	1,700	11/18/18	1.207%(S)	3 Month LIBOR(1)(Q)	—	(221)	(221)
	890	11/22/18	1.297%(S)	3 Month LIBOR(1)(Q)	—	(437)	(437)
	3,770	02/15/19	1.820%(T)	1 Day USOIS(1)(T)	—	5,756	5,756
	30,900	05/11/19	1.613%(S)	3 Month LIBOR(1)(Q)	29,910	92,138	62,228
	3,435	06/30/19	1.486%(A)	1 Day USOIS(1)(A)	(1,289)	25,905	27,194
	1,935	06/30/19	1.502%(A)	1 Day USOIS(1)(A)	(1,553)	14,055	15,608
	785	09/08/19	1.290%(A)	1 Day USOIS(1)(A)	—	10,229	10,229
	4,890	09/30/19	1.707%(A)	1 Day USOIS(1)(A)	1,378	36,406	35,028
	7,030	12/31/19	1.840%(A)	1 Day USOIS(1)(A)	4,999	55,764	50,765
	2,965	12/31/19	1.950%(A)	1 Day USOIS(1)(A)	686	17,858	17,172
	2,115	12/31/19	2.040%(A)	1 Day USOIS(1)(A)	23	9,430	9,407
	3,740	12/31/19	2.107%(A)	1 Day USOIS(1)(A)	(130)	12,365	12,495
	5,305	02/05/20	2.350%(S)	3 Month LIBOR(1)(Q)	1,012	30,611	29,599
	6,330	03/31/20	2.295%(A)	1 Day USOIS(1)(A)	1,509	13,451	11,942
	1,390	04/24/20	2.311%(A)	1 Day USOIS(1)(A)	—	474	474
	37,660	05/11/20	1.763%(S)	3 Month LIBOR(1)(Q)	656,731	488,069	(168,662)
	2,000	08/05/20	1.655%(S)	3 Month LIBOR(1)(Q)	—	44,581	44,581
	1,500	11/06/20	1.572%(S)	3 Month LIBOR(1)(Q)	—	35,121	35,121
	110	05/11/21	1.600%(S)	3 Month LIBOR(1)(Q)	411	3,196	2,785
	235	05/31/21	1.948%(S)	3 Month LIBOR(2)(Q)	—	(4,466)	(4,466)
	360	05/31/21	1.953%(S)	3 Month LIBOR(2)(Q)	810	(6,793)	(7,603)
	190	05/11/22	1.982%(S)	3 Month LIBOR(1)(Q)	6,917	4,884	(2,033)
	685	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	3,677	3,677
	2,320	08/05/22	1.958%(S)	3 Month LIBOR(1)(Q)	(788)	79,259	80,047
	150	09/28/22	2.177%(S)	3 Month LIBOR(1)(Q)	—	2,031	2,031
	185	11/01/22	1.815%(S)	3 Month LIBOR(2)(Q)	—	(6,934)	(6,934)
	1,905	11/30/22	2.614%(A)	1DayUSOIS(1)(A)	—	(4,844)	(4,844)
	2,410	11/30/22	2.969%(S)	3 Month LIBOR(1)(Q)	—	(8,382)	(8,382)

See Notes to Financial Statements.

PGIM Unconstrained Bond Fund	57

Schedule of Investments (unaudited) (continued)

as of August 31, 2018

Interest rate swap agreements outstanding at August 31, 2018 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at August 31, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
4,215	05/11/23	2.000%(S)	3 Month LIBOR(2)(Q)	$(153,206)	$(141,230)	$11,976
850	08/28/23	2.842%(S)	3 Month LIBOR(1)(Q)	—	940	940
125	12/16/23	2.260%(S)	3 Month LIBOR(1)(Q)	(953)	3,592	4,545
490	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	1,557	18,867	17,310
245	02/15/24	2.151%(S)	3 Month LIBOR(1)(Q)	49	8,984	8,935
630	02/15/24	2.167%(S)	3 Month LIBOR(1)(Q)	(5,773)	22,584	28,357
605	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	(872)	21,167	22,039
3,312	05/11/24	2.139%(S)	3 Month LIBOR(1)(Q)	(21,163)	111,015	132,178
2,350	05/15/24	1.956%(S)	3 Month LIBOR(1)(Q)	6,074	102,572	96,498
500	08/15/24	2.168%(S)	3 Month LIBOR(1)(Q)	—	19,416	19,416
5,055	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	17,484	195,879	178,395
735	08/15/24	2.176%(S)	3 Month LIBOR(1)(Q)	1,791	28,245	26,454
65	09/01/24	1.972%(S)	3 Month LIBOR(2)(Q)	—	(2,991)	(2,991)
2,580	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	7,944	64,780	56,836
590	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	—	1,982	1,982
840	02/28/25	3.019%(S)	3 Month LIBOR(1)(Q)	—	(7,254)	(7,254)
12,379	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	(8,484)	(86,259)	(77,775)
850	08/05/25	2.234%(S)	3 Month LIBOR(1)(Q)	—	34,815	34,815
180	11/06/25	2.116%(S)	3 Month LIBOR(1)(Q)	—	8,124	8,124
190	11/22/26	2.198%(S)	3 Month LIBOR(1)(Q)	—	8,783	8,783
261	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	4,193	13,511	9,318
1,445	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	1,367	69,520	68,153
395	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	16,554	16,554
525	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(362)	17,558	17,920
150	05/08/27	2.309%(S)	3 Month LIBOR(1)(Q)	—	6,053	6,053
425	05/11/27	2.305%(S)	3 Month LIBOR(2)(Q)	(12,334)	(17,295)	(4,961)
130	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	—	5,400	5,400
1,955	05/11/28	2.000%(S)	3 Month LIBOR(2)(Q)	(160,346)	(143,643)	16,703
290	05/03/32	2.434%(S)	3 Month LIBOR(2)(Q)	—	(15,690)	(15,690)
785	05/11/32	2.465%(S)	3 Month LIBOR(1)(Q)	3,078	39,735	36,657
115	10/16/33	2.890%(S)	3 Month LIBOR(2)(Q)	—	(1,210)	(1,210)
230	05/03/37	2.508%(S)	3 Month LIBOR(1)(Q)	—	14,417	14,417
500	05/11/37	2.537%(S)	3 Month LIBOR(1)(Q)	(582)	29,406	29,988
440	03/16/38	2.987%(S)	3 Month LIBOR(2)(Q)	—	4,923	4,923
350	05/11/38	2.200%(S)	3 Month LIBOR(1)(Q)	28,418	39,877	11,459
860	05/11/42	2.562%(S)	3 Month LIBOR(2)(Q)	4,087	(56,487)	(60,574)
100	10/04/42	2.527%(S)	3 Month LIBOR(2)(Q)	—	(7,259)	(7,259)
90	07/21/45	2.880%(S)	3 Month LIBOR(1)(Q)	—	1,387	1,387
45	09/27/46	1.380%(A)	1 Day USOIS(1)(A)	—	10,434	10,434
50	05/11/47	2.570%(S)	3 Month LIBOR(1)(Q)	3,669	3,601	(68)
330	03/16/48	2.970%(S)	3 Month LIBOR(1)(Q)	—	(3,922)	(3,922)
30	04/09/48	2.545%(S)	3 Month LIBOR(1)(Q)	—	2,346	2,346
30	05/08/48	2.627%(S)	3 Month LIBOR(1)(Q)	—	1,838	1,838

See Notes to Financial Statements.

58

Interest rate swap agreements outstanding at August 31, 2018 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at August 31, 2018	Unrealized Appreciaton (Depreciation)
	Centrally Cleared Interest Rate Swap Agreements (cont’d.):
	135	05/11/48	2.300%(S)	3 Month LIBOR(2)(Q)	$(20,177)	$(17,545)	$2,632
	200	08/28/48	2.915%(S)	3 Month LIBOR(2)(Q)	—	(1,606)	(1,606)
ZAR	10,200	07/16/28	8.170%(Q)	3 Month JIBAR(2)(Q)	(790)	(13,208)	(12,418)

					$432,662	$1,286,765	$854,103

Cash of $1,232,000 and a security with a market value of $370,188 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at August 31, 2018.

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$87,941	$(243,860)	$193,051	$(141,660)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$793,858	$—
Collateralized Loan Obligations	—	11,756,159	—
Consumer Loans	—	2,234,388	—
Home Equity Loans	—	121,370	—
Residential Mortgage-Backed Securities	—	2,910,103	—
Student Loan	—	183,668	—
Bank Loans	—	792,660	—
Commercial Mortgage-Backed Securities	—	5,607,357	—
Convertible Bond	—	216,364	—

See Notes to Financial Statements.

PGIM Unconstrained Bond Fund	59

Schedule of Investments (unaudited) (continued)

as of August 31, 2018

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Corporate Bonds	$—	$25,933,457	$—
Residential Mortgage-Backed Securities	—	1,949,696	—
Sovereign Bonds	—	4,513,032	—
U.S. Treasury Obligations	—	6,089,800	—
Common Stocks	279,288	—	—
Affiliated Mutual Funds	16,111,103	—	—
Options Purchased	15,113	20,597	—
Options Written	(10,725)	(4,962)	(1,556)
Other Financial Instruments*
Futures Contracts	7,046	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(74,248)	—
Centrally Cleared Credit Default Swap Agreements	—	23,436	—
OTC Credit Default Swap Agreements	—	(86,389)	16,548
OTC Currency Swap Agreement	—	(34,687)	—
Centrally Cleared Inflation Swap Agreements	—	(8,275)	—
Centrally Cleared Interest Rate Swap Agreements	—	854,103	—

Total	$16,401,825	$63,791,487	$14,992

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities Collateralized Loan Obligations	Options Written	Credit Default Swap Agreements
Balance as of 02/28/18	$1,209,575	$—	$9,532
Realized gain (loss)	6,663	—	3,607
Change in unrealized appreciation (depreciation)	544	(443)	16,548
Purchases/Exchanges/Issuances	—	(1,113)	—
Sales/Paydowns	(500,750)	—	(13,139)
Accrued discount/premium	(157)	—	—
Transfers into of Level 3	—	—	—
Transfers out of Level 3	(715,875)	—	—

Balance as of 08/31/18	$—	$(1,556)	$16,548

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$—	$(443)	$16,548

See Notes to Financial Statements.

60

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of August 31, 2018	Valuation Methodology	Unobservable Inputs
Credit Default Swap Agreements	$16,548	Market Approach	Single Broker Indicative Quote
Options Written	$(1,556)	Market Approach	Single Broker Indicative Quote

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. Securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Asset-Backed Securities—Collateralized Loan Obligtations	$715,875	L3 to L2	Cost to Evaluated Bid

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of August 31, 2018 were as follows:

Affiliated Mutual Funds (0.6% represents investments purchased with collateral from securities on loan)	19.9%
Collateralized Loan Obligations	14.5
U.S. Treasury Obligations	7.5
Commercial Mortgage-Backed Securities	6.9
Residential Mortgage-Backed Securities	6.0
Sovereign Bonds	5.6
Media	2.9
Banks	2.9
Consumer Loans	2.8
Home Builders	2.7
Oil & Gas	2.4
Electric	2.4
Telecommunications	2.2
Retail	1.8
Entertainment	1.7
Healthcare-Services	1.6
Commercial Services	1.1
Automobiles	1.0
Lodging	1.0
Software	0.9
Foods	0.9
Pharmaceuticals	0.7
Pipelines	0.7
Technology	0.7
Packaging & Containers	0.6
Building Materials	0.6

Chemicals	0.5%
Energy-Alternate Sources	0.5
Aerospace & Defense	0.5
Real Estate	0.4
Auto Manufacturers	0.4
Independent Power & Renewable Electricity Producers	0.3
Trucking & Leasing	0.3
Investment Companies	0.3
Miscellaneous Manufacturing	0.3
Gas	0.2
Water	0.2
Student Loan	0.2
Home Furnishings	0.2
Insurance	0.2
Computers	0.2
Auto Parts & Equipment	0.2
Home Equity Loans	0.1
Household Products/Wares	0.1
Apparel	0.1
Internet	0.1
Diversified Financial Services	0.1
Transportation	0.1
Distribution/Wholesale	0.1
Environmental Control	0.1
Leisure Time	0.1
Real Estate Investment Trusts (REITs)	0.1
Semiconductors	0.1

See Notes to Financial Statements.

PGIM Unconstrained Bond Fund	61

Schedule of Investments (unaudited) (continued)

as of August 31, 2018

Industry Classification (continued):

Biotechnology	0.1%
Options Purchased	0.0	*
Beverages	0.0	*
Oil, Gas & Consumable Fuels	0.0	*
Advertising	0.0	*
Iron/Steel	0.0	*

	98.1
Options Written	0.0	*
Other assets in excess of liabilities	1.9

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of August 31, 2018 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker—variation margin swaps	$23,436	*	—	$—
Credit contracts	Premiums paid for OTC swap agreements	87,941		Premiums received for OTC swap agreements	243,860
Credit contracts	Unaffiliated investments	2,627		Options written outstanding, at value	4,962
Credit contracts	Unrealized appreciation on OTC swap agreements	193,051		Unrealized depreciation on OTC swap agreements	106,973
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	421,306		Unrealized depreciation on OTC forward foreign currency exchange contracts	495,554
Interest rate contracts	Due from/to broker—variation margin futures	18,303	*	Due from/to broker—variation margin futures	11,257	*

See Notes to Financial Statements.

62

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker—variation margin swaps	$1,448,658	*	Due from/to broker—variation margin swaps	$602,830	*
Interest rate contracts	Unaffiliated investments	33,083		Options Written Outstanding, at Value	12,281
Interest rate contracts	—	—		Unrealized depreciation on OTC swap agreements	34,687

		$2,228,405			$1,512,404

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended August 31, 2018 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$(3,315)	$13,627	$—	$—	$119,002
Equity contracts	(38,750)	15,100	—	—	—
Foreign exchange contracts	—	—	—	594,439	—
Interest rate contracts	(833)	801	149,945	—	18,614

Total	$(42,898)	$29,528	$149,945	$594,439	$137,616

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$1,009	$11,457	$—	$—	$(95,900)
Equity contracts	570	(1,170)	—	—	—
Foreign exchange contracts	—	—	—	(167,540)	—
Interest rate contracts	12,829	(2,744)	16,924	—	(164,833)

Total	$14,408	$7,543	$16,924	$(167,540)	$(260,733)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended August 31, 2018, the Fund’s average volume of derivative activities is as follows:

See Notes to Financial Statements.

PGIM Unconstrained Bond Fund	63

Schedule of Investments (unaudited) (continued)

as of August 31, 2018

Options Purchased(1)	Options Written(2)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)	Forward Foreign Currency Exchange Contracts— Purchased(3)
$26,710	$3,417,598	$30,399,480	$4,404,473	$15,300,582

Forward Foreign Currency Exchange Contracts— Sold(3)	Interest Rate Swap Agreements(2)	Credit Default Swap Agreements— Buy Protection(2)
$23,240,250	$171,256,376	$5,691,667

Credit Default Swap Agreements— Sell Protection(2)	Currency Swap Agreements(2)	Inflation Swap Agreements(2)
$22,482,000	$540,000	$1,389,505

(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)	Net Amount
Securities on Loan	$446,307	$(446,307)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/ (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Bank of America	$94,763	$(63,061)	$31,702	$—	$31,702
Barclays Capital Group	30,017	(120,471)	(90,454)	—	(90,454)
BNP Paribas	63,406	(92,779)	(29,373)	—	(29,373)
Citigroup Global Markets	163,624	(201,180)	(37,556)	—	(37,556)

See Notes to Financial Statements.

64

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/ (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Credit Suisse First Boston Corp.	$32,458	$(84,251)	$(51,793)	$—	$(51,793)
Deutsche Bank AG	1,259	(4,231)	(2,972)	—	(2,972)
Goldman Sachs & Co.	54,535	(40,549)	13,986	—	13,986
JPMorgan Chase	159,324	(194,812)	(35,488)	—	(35,488)
Morgan Stanley	70,418	(65,121)	5,297	—	5,297
UBS AG	53,091	(21,137)	31,954	—	31,954

	$722,895	$(887,592)	$(164,697)	$—	$(164,697)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Unconstrained Bond Fund	65

Statement of Assets & Liabilities (unaudited)

as of August 31, 2018

Assets
Investments at value, including securities on loan of $446,307:
Unaffiliated investments (cost $63,660,560)	$63,416,910
Affiliated investments (cost $16,111,075)	16,111,103
Foreign currency, at value (cost $207,242)	208,410
Cash segregated for counterparty - OTC	615,000
Deposit with broker for centrally cleared swaps	1,232,000
Receivable for Fund shares sold	738,007
Dividends and interest receivable	669,728
Unrealized appreciation on OTC forward foreign currency exchange contracts	421,306
Deposit with broker for futures	302,988
Unrealized appreciation on OTC swap agreements	193,051
Premiums paid for OTC swap agreements	87,941
Due from broker—variation margin futures	12,627

Total Assets	84,009,071

Liabilities
Payable for Fund shares reacquired	922,308
Unrealized depreciation on OTC forward foreign currency exchange contracts	495,554
Payable to broker for collateral for securities on loan	473,939
Payable for investments purchased	440,398
Premiums received for OTC swap agreements	243,860
Unrealized depreciation on OTC swap agreements	141,660
Payable to custodian	113,687
Accrued expenses and other liabilities	38,433
Due to broker—variation margin swaps	36,737
Management fee payable	23,260
Options written outstanding, at value (proceeds received $24,568)	17,243
Distribution fee payable	2,634
Dividends payable	528
Affiliated transfer agent fee payable	457

Total Liabilities	2,950,698

Net Assets	$81,058,373

Net assets were comprised of:
Shares of beneficial interest, at par	$7,909
Paid-in capital in excess of par	80,420,279

80,428,188
Distributions in excess of net investment income	(480,810)
Accumulated net realized gain on investment and foreign currency transactions	491,174
Net unrealized appreciation on investments and foreign currencies	619,821

Net assets, August 31, 2018	$81,058,373

See Notes to Financial Statements.

66

Class A
Net asset value and redemption price per share, ($3,843,016 ÷ 374,828 shares of beneficial interest issued and outstanding)	$10.25
Maximum sales charge (4.50% of offering price)	0.48

Maximum offering price to public	$10.73

Class C
Net asset value, offering price and redemption price per share, ($2,317,137 ÷ 226,302 shares of beneficial interest issued and outstanding)	$10.24

Class Z
Net asset value, offering price and redemption price per share, ($74,887,376 ÷ 7,307,099 shares of beneficial interest issued and outstanding)	$10.25

Class R6
Net asset value, offering price and redemption price per share, ($10,844 ÷ 1,058 shares of beneficial interest issued and outstanding)	$10.25

See Notes to Financial Statements.

PGIM Unconstrained Bond Fund	67

Statement of Operations (unaudited)

Six Months Ended August 31, 2018

Net Investment Income (Loss)
Income
Interest income	$1,273,634
Affiliated dividend income	76,015
Income from securities lending, net (including affiliated income of $525)	4,664

Total income	1,354,313

Expenses
Management fee	194,738
Distribution fee(a)	13,487
Custodian and accounting fees	52,007
Audit fee	28,867
Registration fees(a)	28,735
Shareholders’ reports	16,149
Transfer agent’s fees and expenses (including affiliated expense of $1,050)(a)	11,108
Legal fees and expenses	9,046
Trustees’ fees	6,816
Miscellaneous	6,883

Total expenses	367,836
Less: Fee waiver and/or expense reimbursement(a)	(111,771)

Net expenses	256,065

Net investment income (loss)	1,098,248

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $7)	(32,905)
Futures transactions	149,945
Forward currency contract transactions	594,439
Options written transactions	29,528
Swap agreement transactions	137,616
Foreign currency transactions	96,804

975,427

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $28)	(689,335)
Futures	16,924
Forward currency contracts	(167,540)
Options written	7,543
Swap agreements	(260,733)
Foreign currencies	2,140

(1,091,001)

Net gain (loss) on investment and foreign currency transactions	(115,574)

Net Increase (Decrease) In Net Assets Resulting From Operations	$982,674

See Notes to Financial Statements.

68

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	4,854	8,633	—	—
Registration fees	7,484	7,436	7,538	6,277
Transfer agent’s fees and expenses	1,822	842	8,426	18
Fee waiver and/or expense reimbursement	(12,432)	(9,555)	(83,473)	(6,311)

See Notes to Financial Statements.

PGIM Unconstrained Bond Fund	69

Statements of Changes in Net Assets (unaudited)

	Six Months Ended August 31, 2018	Year Ended February 28, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,098,248	$1,340,357
Net realized gain (loss) on investment and foreign currency transactions	975,427	(133,099)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(1,091,001)	951,428

Net increase (decrease) in net assets resulting from operations	982,674	2,158,686

Dividends and Distributions
Dividends from net investment income
Class A	(77,628)	(54,648)
Class C	(28,821)	(25,163)
Class Z	(1,207,801)	(1,400,679)
Class R6	(239)	(342)

	(1,314,489)	(1,480,832)

Distributions from net realized gains
Class A	—	(8,098)
Class C	—	(4,201)
Class Z	—	(152,203)
Class R6	—	(41)

	—	(164,543)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	36,885,688	17,858,727
Net asset value of shares issued in reinvestment of dividends and distributions	1,310,898	1,643,412
Cost of shares reacquired	(5,658,911)	(1,038,944)

Net increase (decrease) in net assets from Fund share transactions	32,537,675	18,463,195

Total increase (decrease)	32,205,860	18,976,506

Net Assets:
Beginning of period	48,852,513	29,876,007

End of period(a)	$81,058,373	$48,852,513

(a) Includes undistributed/(distributions in excess of) net investment income of:	$(480,810)	$(264,569)

See Notes to Financial Statements.

70

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 3 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust was established as a Delaware business trust on January 28, 2000. The Trust currently consists of six funds: PGIM Global Absolute Return Bond Fund, PGIM Jennison Focused Growth Fund, PGIM QMA Large-Cap Value Fund (formerly known as Prudential QMA Strategic Value Fund) and PGIM Unconstrained Bond Fund, each of which are diversified funds and PGIM QMA Global Tactical Allocation Fund and PGIM Real Assets Fund, each of which are non-diversified funds for purposes of the 1940 Act and may invest a greater percentage of their assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund. These financial statements relate only to the PGIM Unconstrained Bond Fund (the “Fund”). Effective June 11, 2018, the Funds’ names were changed by replacing “Prudential” with “PGIM” and the Funds’ Class Q shares were renamed Class R6 shares.

The investment objective of the Fund is to seek positive return over the long-term, regardless of market conditions.

1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Pursuant to the Board’s delegation, a Valuation Committee has been established as two persons, being one or more officers of the Trust, including: the Trust’s Treasurer (or the Treasurer’s direct reports); and the Trust’s Chief or Deputy Chief Compliance Officer (or Vice-President-level direct reports of the Chief or Deputy Chief Compliance Officer). Under the current valuation procedures, the Valuation Committee of the Board is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from

PGIM Unconstrained Bond Fund	71

Notes to Financial Statements (unaudited) (continued)

market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing

72

transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any

PGIM Unconstrained Bond Fund	73

Notes to Financial Statements (unaudited) (continued)

comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Trustees of the Trust. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the

74

sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation (depreciation) on investments and foreign currencies. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: The Fund purchased or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has

PGIM Unconstrained Bond Fund	75

Notes to Financial Statements (unaudited) (continued)

realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser or an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial

76

futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Bank Loans: The Fund may invest in bank loans. Bank loans include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the bank loan market. The Fund may acquire interests in loans directly (by way of assignment from the selling institution) or indirectly (by way of the purchase of a participation interest from the selling institution). Under a bank loan assignment, the Fund generally will succeed to all the rights and obligations of an assigning lending institution and becomes a lender under the loan agreement with the relevant borrower in connection with that loan. Under a bank loan participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

Forward Rate Agreements: Forward rate agreements represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount on a fixed future date. The Fund entered into forward rate agreements to gain yield exposure based on anticipated market conditions at the specified termination date of the agreement.

Swap Agreements: The Fund may enter into credit default, interest rate and other types of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation (depreciation) on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. Any upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a

PGIM Unconstrained Bond Fund	77

Notes to Financial Statements (unaudited) (continued)

notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed-rate payments and to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Inflation Swaps: The Fund entered into inflation swap agreements to protect against fluctuations in inflation rates. Inflation swaps are characterized by one party paying a fixed rate in exchange for a floating rate that is derived from an inflation index, such as the Consumer Price Index or UK Retail Price Index. Inflation swaps subject the Fund to interest rate risk.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This

78

potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency Swaps: The Fund entered into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a fixed amount. The Fund is subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. The Fund entered into total return swaps to manage its exposure to a security or an index. The Fund’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Fund’s favor, from the point of entering into the contract.

Master Netting Arrangements: The Trust, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

PGIM Unconstrained Bond Fund	79

Notes to Financial Statements (unaudited) (continued)

The Trust, on behalf of the Fund, is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of August 31, 2018, the Fund has not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, forward rate agreements, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of

80

the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Payment-In-Kind: The Fund may invest in the open market or receive pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include

PGIM Unconstrained Bond Fund	81

Notes to Financial Statements (unaudited) (continued)

distribution fees and distribution fee waivers, shareholder servicing fee, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to declare dividends of its net investment income daily and pay such dividends monthly. Distributions of net realized capital and currency gains, if any, are declared and paid at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain(loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Trust, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the Subadviser’s performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Fund. PGIM Investments administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by, the Fund’s custodian (the Custodian), and the Fund’s transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

82

PGIM Investments has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Fixed Income unit. The subadvisory agreement provides that PGIM, Inc. will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PGIM, Inc. is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of PGIM, Inc., the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly at an annual rate of 0.65% of the Fund’s average daily net assets up to $2.5 billion, 0.625% of average daily net assets from $2.5 billion to $5 billion and 0.600% of average daily net assets over $5 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.65% for the six months ended August 31, 2018.

PGIM Investments has contractually agreed through June 30, 2019, to limit Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements to 1.15% of average daily net assets for Class A shares, 1.90% of average daily net assets for Class C shares, 0.80% of average daily net assets for Class Z shares and 0.75% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Fees and/or expenses waived and/or reimbursed by the PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z or Class R6 shares of the Fund.

Pursuant to the Fund’s Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.25% and 1% of the average daily net assets of the Class A and C shares, respectively.

PIMS has advised the Fund that it received $4,476 in front-end sales charges resulting from sales of Class A shares during the six months ended August 31, 2018. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Unconstrained Bond Fund	83

Notes to Financial Statements (unaudited) (continued)

PIMS has advised the Fund that for the six months ended August 31, 2018, it received $175 in contingent deferred sales charges imposed upon redemptions by certain Class C shareholders.

PGIM Investments, PIMS and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board. For the reporting period ended August 31, 2018 no such transactions were entered into by the Fund.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. For the reporting period ended August 31, 2018, PGIM, Inc. was compensated $217 by PGIM Investments for managing the Fund’s securities lending cash collateral as subadviser to the Money Market Fund. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the six months ended August 31, 2018, were $42,653,812 and $19,433,781, respectively.

84

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the six months ended August 31, 2018, is presented as follows:

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
PGIM Core Ultra Short Bond Fund	$6,493,421	$34,655,748	$25,513,251	$—	$—	$15,635,918	15,635,918	$76,015
PGIM Institutional Money Market Fund	813,151	1,327,661	1,665,662	28	7	475,185	475,137	525	**

	$7,306,572	$35,983,409	$27,178,913	$28	$7	$16,111,103		$76,540

*	The Fund did not have any capital gain distributions during the reporting period.
**	This amount is included in “Income from securities lending, net” on the Statement of Operations.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of August 31, 2018, were as follows:

Tax Basis	$79,680,949

Gross Unrealized Appreciation	753,462
Gross Unrealized Depreciation	(226,107)

Net Unrealized Appreciation	$527,355

The book basis may differ from tax basis due to certain tax-related adjustments.

The Fund elected to treat late year ordinary losses of approximately $198,000 and post-October capital losses of approximately $451,000 as having been incurred in the following fiscal year (February 28, 2019).

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase

PGIM Unconstrained Bond Fund	85

Notes to Financial Statements (unaudited) (continued)

Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class Z and Class R6 shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest at $0.001 par value per share.

As of August 31, 2018, Prudential, through its affiliate entities, including affiliated funds (if applicable), owned 2,925,574 Class Z shares and 1,044 Class R6 shares of the Fund. At reporting period end, four shareholders of record held 92% of the Fund’s outstanding shares on behalf of multiple beneficial owners, of which 37% were held by an affiliate of Prudential.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended August 31, 2018:
Shares sold	149,063	$1,532,654
Shares issued in reinvestment of dividends and distributions	7,359	75,592
Shares reacquired	(148,222)	(1,519,145)

Net increase (decrease) in shares outstanding before conversion	8,200	89,101
Shares reacquired upon conversion into other share class(es)	(20,482)	(210,763)

Net increase (decrease) in shares outstanding	(12,282)	$(121,662)

Year ended February 28, 2018:
Shares sold	433,881	$4,460,889
Shares issued in reinvestment of dividends and distributions	5,983	61,498
Shares reacquired	(18,993)	(194,699)

Net increase (decrease) in shares outstanding before conversion	420,871	4,327,688
Shares reacquired upon conversion into other share class(es)	(74,155)	(759,794)

Net increase (decrease) in shares outstanding	346,716	$3,567,894

Class C
Six months ended August 31, 2018:
Shares sold	115,469	$1,185,126
Shares issued in reinvestment of dividends and distributions	2,811	28,826
Shares reacquired	(9,127)	(93,832)

Net increase (decrease) in shares outstanding	109,153	$1,120,120

Year ended February 28, 2018:
Shares sold	82,868	$846,504
Shares issued in reinvestment of dividends and distributions	2,859	29,332
Shares reacquired	(9,261)	(94,623)

Net increase (decrease) in shares outstanding	76,466	$781,213

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Class Z	Shares	Amount
Six months ended August 31, 2018:
Shares sold	3,325,785	$34,167,764
Shares issued in reinvestment of dividends and distributions	117,516	1,206,242
Shares reacquired	(393,958)	(4,045,934)

Net increase (decrease) in shares outstanding before conversion	3,049,343	31,328,072
Shares issued upon conversion from other share class(es)	20,482	210,763

Net increase (decrease) in shares outstanding	3,069,825	$31,538,835

Year ended February 28, 2018:
Shares sold	1,222,074	$12,541,334
Shares issued in reinvestment of dividends and distributions	151,266	1,552,199
Shares reacquired	(72,786)	(749,622)

Net increase (decrease) in shares outstanding before conversion	1,300,554	13,343,911
Shares issued upon conversion from other share class(es)	74,156	759,794

Net increase (decrease) in shares outstanding	1,374,710	$14,103,705

Class R6
Six months ended August 31, 2018:
Shares sold	14	$144
Shares issued in reinvestment of dividends and distributions	23	238

Net increase (decrease) in shares outstanding	37	$382

Period ended February 28, 2018*:
Shares sold	984	$10,000
Shares issued in reinvestment of dividends and distributions	37	383

Net increase (decrease) in shares outstanding	1,021	$10,383

*	Commencement of operations was April 26, 2017.

7. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 5, 2017 through October 4, 2018. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly.

Subsequent to the reporting period end, the SCA has been renewed effective October 4, 2018 and will continue to provide a commitment of $900 million through October 3, 2019. The commitment fee paid by the Funds will continue to be 0.15% of the unused portion of the SCA. The interest on borrowings under both SCAs is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Other affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain

PGIM Unconstrained Bond Fund	87

Notes to Financial Statements (unaudited) (continued)

benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended August 31, 2018. The average daily balance for the 1 day that the Fund had loans outstanding during the period was $1,103,000 borrowed at a weighted average interest rate of 3.25%. The maximum loan balance outstanding during the period was $1,013,000. At August 31, 2018, the Fund did not have an outstanding loan balance.

8. Other Risks

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Bond Obligations Risk: The Fund’s holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed-income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same level and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more

88

volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Interest Rate Risk: The value of an investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk. The Fund may face a heightened level of interest rate risk as a result of the US Federal Reserve Board’s policies. The Fund’s investments may lose value if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Liquidity Risk: The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk exists when particular investments made by the Fund are difficult to purchase or sell. Liquidity risk includes the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. The reduction in dealer market-making capacity in the fixed-income markets that has occurred in recent years also has the potential to reduce liquidity. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

US Government and Agency Securities Risk: US Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all US Government securities are insured or guaranteed by the full faith and credit of the US Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. In addition, the value of US Government securities may be affected by changes in the credit rating of the US Government.

PGIM Unconstrained Bond Fund	89

Notes to Financial Statements (unaudited) (continued)

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management has evaluated the implications of certain provisions of ASU No. 2018-13 and has determined to early adopt aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately. At this time, management is evaluating the implications of certain provisions of the ASU related to new disclosure requirements and any impact on the financial statement disclosures has not yet been determined.

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Financial Highlights (unaudited)

Class A Shares
	Six Months Ended August 31,		Year Ended February 28,		July 9, 2015(a) through February 29,
	2018		2018	2017	2016
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.31		$10.15	$9.32	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.17		0.33	0.37	0.21
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.02)		0.25	1.09	(0.66)
Total from investment operations	0.15		0.58	1.46	(0.45)
Less Dividends and Distributions:
Dividends from net investment income	(0.21)		(0.38)	(0.48)	(0.23)
Distributions from net realized gains	-		(0.04)	(0.15)	-
Total dividends and distributions	(0.21)		(0.42)	(0.63)	(0.23)
Net asset value, end of period	$10.25		$10.31	$10.15	$9.32
Total Return(c):	1.46%		5.84%	16.01%	(4.54)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,843		$3,989	$410	$19
Average net assets (000)	$3,851		$1,491	$116	$11
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.15%	(e)	1.15%	1.15%	1.18%	(e)
Expenses before waivers and/or expense reimbursement	1.79%	(e)	2.11% (f)	1.77%	2.75%	(e)
Net investment income (loss)	3.36%	(e)	3.24%	3.69%	3.37%	(e)
Portfolio turnover rate(g)	38%	(h)	74%	62%	38%	(h)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Effective January 1, 2018, class specific expenses include Transfer Agent Fees and expenses and Registration Fees, which are charged to their respective share class.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(h)	Not annualized.

See Notes to Financial Statements.

PGIM Unconstrained Bond Fund	91

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended August 31,		Year Ended February 28,		July 9, 2015(a) through February 29,
	2018		2018	2017	2016
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.29		$10.14	$9.31	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.26	0.29	0.17
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.02)		0.24	1.09	(0.67)
Total from investment operations	0.12		0.50	1.38	(0.50)
Less Dividends and Distributions:
Dividends from net investment income	(0.17)		(0.31)	(0.40)	(0.19)
Distributions from net realized gains	-		(0.04)	(0.15)	-
Total dividends and distributions	(0.17)		(0.35)	(0.55)	(0.19)
Net asset value, end of period	$10.24		$10.29	$10.14	$9.31
Total Return(c):	1.17%		4.96%	15.13%	(5.04)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,317		$1,206	$413	$9
Average net assets (000)	$1,713		$852	$157	$13
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.90%	(e)	1.90%	1.90%	1.90%	(e)
Expenses before waivers and/or expense reimbursement	3.01%	(e)	3.05% (f)	2.56%	3.50%	(e)
Net investment income (loss)	2.62%	(e)	2.55%	2.86%	2.72%	(e)
Portfolio turnover rate(g)	38%	(h)	74%	62%	38%	(h)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Effective January 1, 2018, class specific expenses include Transfer Agent Fees and expenses and Registration Fees, which are charged to their respective share class.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(h)	Not annualized.

See Notes to Financial Statements.

92

Class Z Shares
	Six Months Ended August 31,		Year Ended February 28,		July 9, 2015(a) through February 29,
	2018		2018	2017	2016
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.30		$10.15	$9.32	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.19		0.37	(0.40)	(0.22)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.01)		0.23	1.09	(0.65)
Total from investment operations	0.18		0.60	1.49	(0.43)
Less Dividends and Distributions:
Dividends from net investment income	(0.23)		(0.41)	(0.51)	(0.25)
Distributions from net realized gains	-		(0.04)	(0.15)	-
Total dividends and distributions	(0.23)		(0.45)	(0.66)	(0.25)
Net asset value, end of period	$10.25		$10.30	$10.15	$9.32
Total Return(c):	1.74%		6.02%	16.30%	(4.38)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$74,887		$43,647	$29,053	$23,926
Average net assets (000)	$53,856		$35,152	$26,535	$24,501
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.80%	(e)	0.88%	0.90%	0.90% (e)
Expenses before waivers and/or expense reimbursement	1.11%	(e)	1.60% (f)	1.67%	2.50% (e)
Net investment income (loss)	3.72%	(e)	3.61%	4.03%	3.59% (e)
Portfolio turnover rate(g)	38%	(h)	74%	62%	38% (h)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Effective January 1, 2018, class specific expenses include Transfer Agent Fees and expenses and Registration Fees, which are charged to their respective share class.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(h)	Not annualized.

See Notes to Financial Statements.

PGIM Unconstrained Bond Fund	93

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended August 31, 2018		April 26, 2017(a) through February 28, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.30		$10.17
Income (loss) from investment operations:
Net investment income (loss)	0.19		0.31
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.01)		0.20
Total from investment operations	0.18		0.51
Less Dividends and Distributions:
Dividends from net investment income	(0.23)		(0.34)
Distributions from net realized gains	-		(0.04)
Total dividends and distributions	(0.23)		(0.38)
Net asset value, end of period	$10.25		$10.30
Total Return(c):	1.77%		5.12%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11		$11
Average net assets (000)	$11		$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.75%	(e)	0.87%	(e)
Expenses before waivers and/or expense reimbursement	118.61%	(e)	115.14%	(e)(f)
Net investment income (loss)	3.75%	(e)	3.54%	(e)
Portfolio turnover rate(g)	38%	(h)	74%	(h)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Effective January 1, 2018, class specific expenses include Transfer Agent Fees and expenses and Registration Fees, which are charged to their respective share class.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(h)	Not annualized.

See Notes to Financial Statements.

94

Approval of Advisory Agreements (unaudited)

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of PGIM Unconstrained Bond Fund (the “Fund”)1 consists of twelve individuals, nine of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Nominating and Governance Committee, and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”), the Fund’s subadvisory agreement with PGIM, Inc. (“PGIM”) on behalf of its PGIM Fixed Income unit, and the Fund’s sub-subadvisory agreement with PGIM, Limited (“PGIML”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 7, 2018 and on June 19-21, 2018 and approved the renewal of the agreements through July 31, 2019, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments, PGIM, and where appropriate, affiliates of PGIM. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments, the subadviser, and as relevant, its affiliates, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout

[1]	PGIM Unconstrained Bond Fund is a series of Prudential Investment Portfolios 3.

PGIM Unconstrained Bond Fund

Approval of Advisory Agreements (continued)

the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 7, 2018 and on June 19-21, 2018.

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, between PGIM Investments and PGIM., which, through its PGIM Fixed Income unit, serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, and between PGIM and PGIML, which serves as the Fund’s sub-subadviser pursuant to a sub-subadvisory agreement with PGIM, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments, PGIM Fixed Income and PGIML. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser and sub-subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PGIM Investments’ oversight of the subadviser and sub-subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser and sub-subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Fixed Income and PGIML, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser and sub-subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser and sub-subadviser, to renew the subadvisory and sub-subadvisory agreements.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund, PGIM Fixed Income, and PGIML, and also considered the qualifications, backgrounds and responsibilities of PGIM Fixed Income’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’, PGIM Fixed Income’s and PGIML’s organizational

Visit our website at pgiminvestments.com

structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments, PGIM Fixed Income and PGIML. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to each of PGIM Investments, PGIM Fixed Income and PGIML. The Board noted that PGIM Fixed Income and PGIML are affiliated with PGIM Investments.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments, the subadvisory services provided to the Fund by PGIM Fixed Income, and the sub-subadvisory services provided by PGIML, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments, PGIM Fixed Income and PGIML under the management, subadvisory and sub-subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PGIM Investments to the Fund during the year ended December 31, 2017 exceeded the management fees paid by the Fund, resulting in an operating loss to PGIM Investments. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale may be shared with the Fund in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

PGIM Unconstrained Bond Fund

Approval of Advisory Agreements (continued)

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments, PGIM Fixed Income and PGIML

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM Fixed Income, PGIML and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), and benefits to its reputation as well as other intangible benefits resulting from PGIM Investments association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Fixed Income and PGIML included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by PGIM Investments, PGIM Fixed Income and PGIML were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional specific factors and made related conclusions relating to the historical performance of the Fund for the one-year period ended December 31, 2017. The Board considered that the Fund commenced operations on July 9, 2015 and that longer-term performance was not yet available.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended February 28, 2017. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe, which was used to consider performance, and the Peer Group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also may have provided supplemental Peer Universe or Peer Group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

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The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth gross performance comparisons (which do not reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Fund outperformed its benchmark index over the one-year period.
•	The Board noted that the Fund does not yet have a three-year performance record and that, therefore, the subadviser should have more time to develop that record.
•

The Board and PGIM Investments agreed to retain the existing contractual expense cap, which (exclusive of certain fees and expenses) caps the Fund’s annual operating expenses at 1.15% for Class A shares, 1.90% for Class C shares, 0.75% for Class R6 shares, and 0.80% for Class Z shares through June 30, 2019.

•

The Board also noted information provided by PGIM Investments which indicated that because the Fund’s expense cap had not been in effect for the full fiscal year, the Fund’s ranking for net total expenses did not reflect the full impact of the expense cap, and that if the expense cap had been in effect for the full fiscal year, the Fund would have ranked in the first quartile of its Peer Group.

•

The Board concluded that in light of the above, it would be in the best interests of the Fund and its shareholders to continue to allow the Fund to create a performance record, and to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM Unconstrained Bond Fund

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Brian D. Nee, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Dino Capasso, Vice President and Deputy Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Unconstrained Bond Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM UNCONSTRAINED BOND FUND

SHARE CLASS	A	C	Z	R6*
NASDAQ	PUCAX	PUCCX	PUCZX	PUCQX
CUSIP	74440K678	74440K660	74440K652	74440K520

* Formerly known as Class Q shares.

MF231E2

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 3

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	October 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	October 16, 2018

By:	/s/ Brian D. Nee
Brian D. Nee
Treasurer and Principal Financial and Accounting Officer

Date:	October 16, 2018